UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2007

Date of reporting period:	June 30, 2007

Item 1 - Report to Shareholders

MORGAN STANLEY
SELECT DIMENSIONS INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2007

Morgan Stanley Select Dimensions Investment Series

Table of Contents

Letter to the Shareholders	1

Fund Performance	17

Expense Example	19

Investment Advisory Agreement Approval	24

Portfolio of Investments:

Money Market	28

Flexible Income	32

Balanced	52

Utilities	66

Dividend Growth	68

Equally-Weighted S&P 500	72

Growth	85

Focus Growth	88

Capital Opportunities	91

Global Equity	94

Developing Growth	98

Financial Statements

Statements of Assets and Liabilities	102

Statements of Operations	104

Statements of Changes in Net Assets	106

Notes to Financial Statements	114

Financial Highlights	126

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007

Dear Shareholder,

A number of headwinds emerged during the six-month period ended June 30, 2007, sending jitters through the fixed income and equity markets both domestically and abroad. Among the most challenging was the collapsing subprime mortgage market (which makes loans to less creditworthy borrowers), which ruined several hedge funds and loan originators and threatened to spread into the credit market, corporate buyout activity, consumer spending and other areas of the economy. However, equities enjoyed modestly positive gains, with international markets outperforming the domestic market, and most segments of the fixed income market produced flat to slightly positive returns.

Domestic Equity Overview

For the U.S. stock market, the first half of 2007 was an environment in which investors began to catch glimpses of what could be a more challenging environment to come. The first quarter's economic growth rate slowed considerably, oil prices resumed their climb, interest rates rose, the housing market continued to deteriorate, and fears about the health of consumer and business spending heightened. The stock market, as measured by the commonly cited S&P 500® Index, was up 6.96 percent during the six-month period but volatility levels were also up after several years of near historical lows.

In the final days of February, China's stock market declined precipitously, the subprime mortgage woes came to light and former Federal Open Market Committee (the "Fed") Chairman Alan Greenspan publicly stated his belief that the U.S. economy could enter a recession — all of which led to a sell-off in the U.S. market on concerns of a U.S.-led global recession. The disruption was temporary, persisting through March, after which the markets turned upward. In June, however, volatility rose again as investors anxiously awaited second quarter corporate earnings reports. During the month, several hedge funds collapsed as a result of investments in subprime mortgage-related securities, and investors feared the contagion could become widespread. The Fed remained on hold with regard to monetary policy, further dashing hopes that inflation would be sufficiently contained to begin a cycle of monetary easing some time later this year.

Nonetheless, corporate profits continued to demonstrate resilience in spite of these difficulties. Generally, first quarter corporate earnings were able to exceed the already lowered expectations set by analysts and company managements, which along with the robust merger and acquisition (M&A) and stock buyback activities helped fuel the stock market's advance during the period. Consumer spending was kept aloft, in part, by wage growth and decent employment rates, and other economic data released throughout the months comprising the second quarter seemed to indicate that GDP growth would recover from the first quarter's sluggishness.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

From a sector view (using the S&P 500 Index sectors), the energy sector continued to perform very well given the prolonged period of high commodity prices. The materials sector commanded solid gains as well, benefiting from strong demand on a global scale for metals and mining, paper and forest products, and chemicals, as well as from industry consolidation. Also among the best performing sector groups was telecommunication services. Conversely, the financials sector faced a number of challenges with regard to the subprime fallout and the housing slump. As a result, thrifts, real estate investment trusts (REITs) and commercial banks were among the weakest performing groups during the period. Not surprisingly, consumer-related sectors also took a hit during the period, including homebuilders and specialty retailers within the consumer discretionary sector, and household products within the consumer staples sector. In terms of style, growth stocks edged slightly higher than value stocks, which is historically typical in the later stages of an economic cycle.

Fixed Income Overview

Many of the same factors driving the domestic equity market also played a role in the fixed income market's movements during the period. Increases in business spending and manufacturing in the second quarter, coupled with persistently strong employment data, signaled an acceleration in economic growth from the first quarter's sluggish pace. At the same time, annualized inflation — as measured by core personal consumption expenditure (PCE) — moderated somewhat, falling within the Fed's comfort zone of 1 to 2 percent. Against this backdrop, the Fed held the target federal funds rate steady at 5.25 percent, where it has stood since June 2006, but continued to state that inflation risks remain their predominant policy concern.

Although the improved economic outlook may have been reassuring for the Fed, it did not bode particularly well for the performance of most sectors of the fixed income market as it effectively dispelled the market's expectations of an ease in monetary policy. This change in expectations caused Treasury yields to move sharply higher. Although yields declined in the last weeks of June, when the highly publicized failure of two mortgage-related hedge funds fueled a flight-to-quality Treasury market rally, they finished the overall period higher. Yields on the long end curve rose more than those on the short end, causing the yield curve to steepen.

Early in the year, the lower-rated, higher-yielding sectors of the market outperformed higher-quality bonds, but rising interest rates and increased market volatility over the course of the period caused yield spreads to widen and high-yield performance to wane. Nonetheless, high-yield bonds still outperformed Treasuries for the overall period as spreads remained relatively tight in historical terms and various other factors, including low default rates, strong global demand, and solid corporate earnings provided ongoing support to the sector. With regard to the mortgage sector, lower-coupon mortgage-backed securities initially outperformed higher-coupon mortgage-backed securities but as interest rates rose, mortgage pre-payments

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

slowed. As a result, higher-coupon mortgage-backed securities outperformed their lower-coupon counterparts as well as equal-duration Treasuries for the six-month reporting period. The performance of agency and asset-backed securities lagged as widening spreads in the latter months of the period pushed prices in these sectors lower.

International Equity Overview

International equity markets continued to outperform the U.S. equity market. However, global markets' advance slowed in June, with most markets ending the period either declining or moving sideways. While the condition of the U.S. economy remained a concern, the economies of Europe and Asia provided more positive news in the first half of 2007.

In Europe, much of the Euroland economy produced an ongoing flow of strongly positive data. Labor markets continued to improve and the German economy showed very little drag from the increase in sales tax implemented in January. European manufacturing and service industries, which make up two-thirds of the economy, grew at a rapid pace. Business activity remained robust and unemployment prospects continued to improve. The European Central Bank increased Euroland interest rates by another 25 basis points in early June. The move came amid the strongest expansion in over a decade and as higher oil prices and robust spending continued to stoke inflation. In the U.K., the Bank of England lifted base rates to 5.75 percent, the fifth increase in 12 months.

In Asia, economic data suggested a more solid picture of the Japanese economic recovery than had been seen in 2006. While lending growth continued to slow, other data was mainly positive. Machinery orders rose, a signal that companies are optimistic that both domestic and overseas demand will accelerate. Retail sales also rose for the first time in eight months. The strong data re-enforced widespread expectations that the Bank of Japan would raise rates again in August, though they left them unchanged during the first half of 2007. The People's Bank of China raised one year lending rates for the third time in 11 months in an attempt to curb soaring investment.

Emerging market equities rebounded sharply from the market correction at the end of February, and easily outperformed the developed markets during the six-month period. Within the emerging markets, Latin America was the best performer on a regional basis, led by Peru, which was the best performing market in the MSCI Emerging Markets Index. Asia was up modestly, with good gains from Malaysia, China, and South Korea. Emerging Europe, Middle East and Africa (EMEA) underperformed as a sharp decline in index heavyweight Russia offset strong gains in Turkey, Poland and Morocco.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures,

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost.

Balanced Portfolio

For the six-month period ended June 30, 2007, Balanced Portfolio (formerly Balanced Growth Portfolio) Class X shares produced a total return of 5.56 percent underperforming the Russell 1000® Value Index1 which returned 6.23 percent and outperforming the Lehman Brothers U.S. Government/Credit Index2 which returned 0.97 percent. For the same period, the Portfolio's Class Y shares returned 5.50 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

In the stock portion of the Portfolio, the Portfolio's results relative to the Russell 1000 Value Index were dampened by the technology sector, particularly stock selection in the software and services industry during the period. Here, one of the Portfolio's holdings has continued to stumble in integrating a company it recently acquired, and has faltered in a more competitive environment. The telecommunication services sector was another source of weakness for the Portfolio. The performance of the Portfolio's telecom holdings lagged that of other telecom stocks represented in the Russell 1000 Value Index, and the Portfolio's underweight in the sector also hurt results. Another detractor from the Portfolio's relative performance was an underweight in the energy sector. The sector has continued to perform well, but energy stocks' expensive valuations remain unattractive in our view.

However, other areas of the Portfolio had a positive effect on performance relative to the Russell 1000 Value Index during the period. The Portfolio's financial services holdings were well positioned to capitalize on certain dynamics within the sector. Real estate investment trusts (REITs) and regional banks performed poorly amid a weakening housing market and the problems in the subprime mortgage market, but the Portfolio had no exposure to REITs and limited exposure to regional bank stocks. Stock selection in diversified financials companies added to performance, due to these companies' capital markets and merger and acquisition businesses. The Portfolio's insurance holdings, especially property and casualty stocks, were also standouts. With no major disasters in 2006, the property and casualty industry was able to recover following 2005's catastrophic hurricane season, and investors rewarded the turnaround.

1  The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2  The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

Elsewhere, the Portfolio's health care sector contributed positively to returns, given its strong focus on pharmaceutical stocks. The industry experienced a return to favor with investors as earnings improvements and a better outlook for products fueled a rotation into the sector. Finally, stock selection in the consumer staples sector rounded out the Portfolio's top three contributing sectors. A food and beverage company (in which the Portfolio owned a position) announced a spin-off of one of its business units, causing a rally in the share prices of the company and in other companies across the food and beverage industry.

As of the end of the reporting period, the Portfolio held 67 percent in stocks, 30 percent in bonds and 3 percent in short-term investments. With regard to bonds, we continued to keep the Portfolio's overall duration* below that of the Lehman Brothers U.S. Government/Credit Index. This conservative interest-rate posture proved additive to performance as interest rates rose throughout the reporting period. With regard to credit risk, we maintained the Portfolio's below-benchmark sensitivity to credit spreads, also known as "spread duration". This lower spread sensitivity had a positive impact on performance as spreads widened during the period. We continued to modestly favor selected insurance issues and medium-quality credits, and security selection within both the investment grade and below-investment grade sectors was generally additive to performance.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, portfolio's with shorter durations perform better in rising interest-rate environments, while portfolio's with longer durations perform better when rates decline.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Capital Opportunities Portfolio

For the six-month period ended June 30, 2007, Capital Opportunities Portfolio Class X shares produced a total return of 9.42 percent outperforming the Russell 3000® Growth Index3 which returned 8.22 percent. For the same period, the Portfolio's Class Y shares returned 9.34 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

3  The Russell 3000® Growth Index measures the performance of those companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

For the period, the sectors that contributed the most to the Portfolio's returns relative to the Russell 3000 Growth Index were health care, utilities and consumer discretionary. The health care sector had the greatest positive impact on relative performance due to both an underweight allocation in the sector and investment in medical and dental instruments and supplies stocks. In the utilities sector, a single wireless holding added to relative returns. Security selection in the consumer discretionary sector, especially in retail, consumer electronics and restaurant stocks, was also advantageous, and this more than offset the negative impact caused by a large overweight allocation within this sector.

In contrast, the sectors that most weakened the Portfolio's performance during the period relative to the Russell 3000 Growth Index were financial services, producer durables and technology. Within the financial services sector, stock selection in the financial information services and financial data processing and services industries hindered returns. Stock selection and an underweight position in the producer durables sector were also disadvantageous to relative performance. Within this sector, the main detractor to relative performance was the Portfolio's avoidance of aerospace stocks as well as construction and handling machinery securities. Finally, an underweight allocation to the technology sector also dampened relative returns.

At the close of the period, consumer discretionary represented the largest sector weight and overweight in the Portfolio, followed by the financial services and the multi-industry sectors. The multi-industry sector was overweight relative to the Russell 3000 Growth Index, while the financial services sector was underweight.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Developing Growth Portfolio

For the six-month period ended June 30, 2007, Developing Growth Portfolio Class X shares produced a total return of 12.40 percent outperforming the Russell Midcap® Growth Index4 which returned 10.97 percent. For the same period, the Portfolio's Class Y shares returned 12.27 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

4  The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

For the period, the sectors that contributed the most to the Portfolio's performance relative to the Russell Midcap Growth Index for the period were technology, utilities and health care. In the technology sector, stock selection and an underweight allocation provided the most favorable impact on performance. Within this sector, investment in computer services software firms was particularly helpful. Within the utilities sector, a holding of a single wireless company added to relative returns. In the health care sector, security selection in medical and dental instruments and supplies companies, as well as investment in health care services companies, benefited the Portfolio's performance. Additionally, an underweight allocation in the health care sector was advantageous to relative returns.

In contrast, the sectors that most weakened the Portfolio's performance relative to the Russell Midcap Growth Index during the period were the "other energy," materials and processing, and multi-industry sectors. In the other energy sector, the Portfolio's avoidance of oil well equipment stocks detracted from relative returns. An underweight allocation in the materials and processing sector also diminished relative performance. In the multi-industry sector, which includes conglomerates, stock selection and an underweight allocation further hampered relative returns.

At the close of the period, consumer discretionary represented the largest sector weight and overweight in the Portfolio, followed by the financial services and health care sectors. The financial services and health care sectors were both underweight relative to the Russell Midcap Growth Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Dividend Growth Portfolio

For the six-month period ended June 30, 2007, Dividend Growth Portfolio Class X shares produced a total return of 6.57 percent underperforming the S&P 500® Index5 which returned 6.96 percent. For the same period, the Portfolio's Class Y shares returned 6.38 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's underperformance relative to the S&P 500 Index during the period was partially attributable to our stock selection in the health care sector, as flat to negative returns among several pharmaceutical holdings and a managed care provider detracted from results. Within the industrials sector, the market

5  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

favored segments of the sector in which the Portfolio didn't own any stocks. In particular, the more "cyclical" companies — those tied strongly to the economic cycle — such as the machinery and the road and rail transportation industries have continued to benefit from a favorable economic backdrop. On the other hand, the Portfolio's positions in industrial conglomerates lagged the returns of sector's stronger performers. An underweight allocation to the materials sector also dampened gains. The S&P 500 Index's materials sector performed well during the period, and the Portfolio's lesser exposure muted the positive effects of the broad sector's advance.

However, other areas within the Portfolio contributed positively to returns relative to the S&P 500 Index. The Portfolio was well positioned within the financials sector to weather the specific challenges faced by the sector during the period. The housing slump, rising interest rates and the subprime mortgage market woes did not bode well for banks and real estate investment trusts (REITs), and the Portfolio was underweighted in both segments. Additionally, strong stock selection in a number of insurance stocks further bolstered the Portfolio's relative performance. Within the energy sector, the Portfolio benefited from favorable stock selection among equipment and services stocks. Finally, the consumer discretionary sector was also additive to the Portfolio's results, primarily due to several multi-line retailers and apparel stocks.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Equally-Weighted S&P 500 Portfolio

For the six-month period ended June 30, 2007, Equally-Weighted S&P Portfolio Class X shares produced a total return of 8.67 underperforming the Standard & Poor's Equal Weight Index6 which returned 8.87 percent. For the same period, the Portfolio's Class Y shares returned 8.54 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Top 10 sectors in the Portfolio had positive absolute returns during the period. The sectors with the largest gains during the six-month period were energy, industrials and telecommunication services. Energy prices began rising again in 2007, after declining the second half of 2006, which drove strong performance of stocks in the energy sector. Performance in the industrials sector came from the more "cyclical" companies

6  The Standard & Poor's Equal Weight Index (S&P EWI) is the equally-weighted version of the widely regarded S&P 500®, which measures 500 leading companies in leading U.S. industries. The S&P EWI has the same constituents as the capitalization-weighted S&P 500, but each company in the S&P EWI is allocated a fixed weight, rebalancing quarterly. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

(those that are tied strongly to the economic cycle), as the economy remained on solid footing. In the telecommunication services sector, the positive effects of industry consolidation continued to fuel investors' positive sentiment for the sector.

The sectors with the lowest returns during the period were financials, consumer discretionary and consumer staples. With the housing market showing further deterioration, the subprime mortgage market collapsing and interest rates rising, the outlook turned grim for certain banks, real estate investment trusts (REITs), homebuilders and other housing-related stocks, and companies dependent on consumer spending. As a result, the financials and consumer-related sectors underperformed the broad Standard & Poor's Equal Weight Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Flexible Income Portfolio

For the six-month period ended June 30, 2007, Flexible Income Portfolio Class X shares produced a total return of 1.75 percent outperforming the Lehman Brothers Intermediate U.S. Government/Credit Index7 which returned 1.44 percent. For the same period, the Portfolio's Class Y shares returned 1.63 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

We continued to keep the Portfolio's overall duration* below that of the Lehman Brothers Intermediate U.S. Government/Credit Index. This conservative interest-rate posture proved additive to performance as interest rates rose throughout the reporting period. In the initial months of the year, the Portfolio was underweighted in the intermediate portion of the yield curve. In early-April, we shifted the bulk of this underweight to the 20-year area of the curve. In our view, any rise in interest-rate volatility should lead to an increase in the term risk premium, which in turn, will tend to force longer yields higher relative to intermediate maturities.

We also maintained the Portfolio's below-benchmark sensitivity to credit spreads, also known as "spread duration". This lower spread sensitivity detracted from performance early in the period when credit spreads narrowed, but had a positive impact on performance later in the period when spreads widened. We

7  The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

also used interest rate swaps to adjust the Portfolio's liquidity profile. Interest-rate swap spreads widened during the period and had a negative impact on relative performance.

We continued to modestly favor selected insurance issues and medium-quality credits, and security selection within both the investment grade and below-investment grade sectors was generally additive to performance.

The Portfolio's underweight versus the Lehman Brothers Intermediate U.S. Government/Credit Index to agency securities added slightly to relative performance as widening spreads dampened the sector's performance. With regard to the mortgage sector, we continued to emphasize higher-coupon mortgages. This defensive mortgage posture benefited performance as higher-coupon issues outperformed their lower coupon counterparts. The Portfolio's non-dollar exposure, however, had a negative impact on relative performance.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, portfolio's with shorter durations perform better in rising interest-rate environments, while portfolio's with longer durations perform better when rates decline.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Focus Growth Portfolio

For the six-month period ended June 30, 2007, Focus Growth Portfolio Class X shares produced a total return of 10.90 percent outperforming the Russell 1000® Growth Index8 which returned 8.13 percent. For the same period, the Portfolio's Class Y shares returned 10.75 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

For the period, the sectors that contributed the most to the Portfolio's returns relative to the Russell 1000 Growth Index were technology, utilities and multi-industry. Stock selection in the technology sector, particularly among communications technology companies, had the most significant positive impact on relative performance. The gains generated by these holdings helped to offset the negative effects of the

8  The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

Portfolio's underweight allocation to the technology sector. Investment in a single wireless company and an overweight allocation in the utilities sector added to relative returns. In the multi-industry sector, which includes conglomerates, security selection and an overweight allocation were beneficial to performance.

In contrast, the sectors that weakened the Portfolio's performance relative to the Russell 1000 Growth Index were financial services and producer durables for the period. Within the financial services sector, investments in financial information services stocks and financial data processing and services stocks detracted from relative returns. Additionally, an underweight position in the producer durables sector was disadvantageous to performance.

At the close of the period, consumer discretionary represented the largest sector weight and overweight in the Portfolio, followed by the multi-industry and financial services sectors. The multi-industry sector was overweight, while the financial services sector was slightly underweight relative to the Russell 1000 Growth Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Global Equity Portfolio

For the six-month period ended June 30, 2007, Global Equity Portfolio Class X shares produced a total return of 10.43 percent outperforming the MSCI World Index9 which returned 9.17 percent. For the same period, the Portfolio's Class Y shares returned 10.27 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio employs a bottom-up investment process that seeks opportunities on a stock by stock basis; therefore, all broad country and sector weightings are a result of these individual bottom-up stock selections and not active top-down allocations. That said, relative to the MSCI World Index, the Portfolio's country weightings contributed positively to performance in the first half of the year. The most beneficial country weighting was the considerable underweight in Japan, which helped to minimize the effect of the country's weak market returns on the Portfolio. Japan was the worst performing market in the MSCI World Index

9  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The term "free float" represents the portion of shares outstanding that are deemed to be available for purhcase in the public equity markets by investors. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

during the period. Additionally, overweight allocations to Singapore and Israel, two strong performing markets, added to relative gains. However, the positive influence from these allocations was somewhat offset by the negative effects of the Portfolio's underweight allocations in Canada and France, both of which performed well during the period. The Portfolio also benefited from good stock selection during the period, most notably in the U.S., with stock selections in Singapore and Hong Kong also adding to results. However, stock selection in Germany, Spain and Australia detracted modestly from the Portfolio's performance relative to the MSCI World Index.

The Portfolio's sector allocations were somewhat detrimental to performance relative to the MSCI World Index in the period, as the Portfolio held underweight positions in the energy and materials sectors, both of which outperformed the market in the first half of the year. However, the negative effect of the Portfolio's sector allocation was more than offset by positive stock selection. Stocks within the financials, health care and information technology sectors were particularly beneficial to the Portfolio's relative performance.

Other notable factors affecting performance during the period included the Portfolio's exposure to small-capitalization stocks, a segment which outpaced large-cap stocks during this six-month period. In addition, the Portfolio's exposure to the strongly performing emerging markets was additive to relative performance during the period. Finally, after many years of value stock dominance, growth stocks outperformed value stocks during the period under review, providing a tailwind to the Portfolio's more growth-oriented style of investing.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Growth Portfolio

For the six-month period ended June 30, 2007, Growth Portfolio Class X shares produced a total return of 10.00 percent outperforming the Russell 1000® Growth Index10 which returned 8.13 percent. For the same period, the Portfolio's Class Y shares returned 9.79 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

For the period, the sectors that contributed the most to the Portfolio's returns relative to the Russell 1000 Growth Index were technology, utilities and multi-industry. Stock selection, particularly among communications technology companies, in the technology sector had the most significant positive impact on

10  The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

relative performance. The gains generated by these holdings helped to offset the negative effects of the Portfolio's underweight allocation in the technology sector. Investment in a single wireless company and an overweight allocation in the utilities sector added to relative returns. In the multi-industry sector, which includes conglomerates, security selection and an overweight allocation were beneficial to performance.

In contrast, the sectors that most weakened the Portfolio's performance relative to the Russell 1000 Growth Index were financial services, producer durables and "other energy." Within the financial services sector, stock selection in financial information services companies and financial data processing and services companies detracted from relative returns. An underweight position in the producer durables sector was also disadvantageous to relative performance. Finally, in the other energy sector, the Portfolio's avoidance of oil well equipment detracted from returns.

At the close of the period, consumer discretionary represented the largest sector weight and overweight in the Portfolio, followed by the multi-industry and financial services sectors. The multi-industry sector was overweight, while the financial services sector was slightly underweight relative to the Russell 1000 Growth Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of June 30, 2007, Money Market Portfolio had net assets of more than $120 million with an average portfolio maturity of 53 days. For the seven-day period ended June 30, 2007, the Portfolio's Class X shares provided an effective annualized yield of 4.91 percent and a current yield of 4.80 percent, while its 30-day moving average yield for June was 4.78 percent. For the six-month period ended June 30, 2007, the Portfolio's Class X shares returned 2.41 percent. Past performance is no guarantee of future results.

For the seven-day period ended June 30, 2007, the Portfolio's Class Y shares provided an effective annualized yield of 4.65 percent and a current yield of 4.55 percent, while its 30-day moving average yield for June was 4.53 percent. For the six-month period ended June 30, 2007, the Portfolio's Class Y shares returned 2.29 percent. Past performance is no guarantee of future results.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Our strategy in managing the Portfolio remained consistent with its long-term focus on preservation of capital and liquidity. Prior to the start of the reporting period, our primary strategy consisted of focusing our investments in fixed-rate securities that matured or floating-rate notes that reset near upcoming Federal Open Market Committee meeting dates in order to capitalize on higher expected money market interest rates. However, as the months progressed and economic data became more mixed, we further diversified and extended the maturity structure of the Portfolio. During the period of late May through early June, we took advantage of slightly higher yields in the six-month and longer portion of the curve in order to extend the weighted average maturity of the Portfolio. In late May and late June, we also purchased many attractively priced offerings, as dealers were motivated to trim down their balance sheets in advance of semiannual financial statement dates.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Utilities Portfolio

For the six-month period ended June 30, 2007, Utilities Portfolio Class X shares produced a total return of 12.28 percent outperforming the S&P 500® Utilities Index11 and the S&P 500® Index12 which returned 8.87 percent and 6.96 percent, respectively. For the same period, the Portfolio's Class Y shares returned 12.15 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's strong relative performance during the period was attributed to a combination of commodity-sensitive electric and natural gas stock positions. Additionally, the Portfolio's investment in global telecommunications stocks having significant wireless assets significantly boosted relative returns.

11  The Standard & Poor's 500® Utilities Index (S&P 500® Utilities Index) is an unmanaged, market capitalization weighted Index consisting of utilities companies in the S&P 500® Index and is designed to measure the performance of the utilities sector. It includes reinvested dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

12  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

Although all sub-sectors of the utilities sector provided strong returns relative to the broad market, the clear detractor to overall performance for the period was the Portfolio's underweight allocation to those specific electric utilities which yielded above-average total returns over the last six months.

Given the attractive opportunities within the broad utility markets, the Portfolio was fully invested throughout the period and held an average cash balance in the range of 1 to 3 percent. The Portfolio provided shareholders with diversified exposure to the utilities sector, and at the close of the period had a 59 percent allocation to electric utilities, a 20 percent allocation in natural gas/energy, an 18 percent allocation to telecommunications services and a 3 percent allocation in short-term investments. Overall, the Portfolio had a 6 percent allocation outside the United States. We note that the Portfolio's holdings and allocations may be modified at any time, in response to our analysis of broader trends or company specific fundamentals.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

We appreciate your ongoing support of Morgan Stanley Select Dimensions Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

Ronald E. Robison
President and Principal Executive Officer

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2007 continued

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolios' Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Morgan Stanley Select Dimensions Investment Series

Fund Performance  ■  June 30, 2007

Average Annual Total Returns—Period Ended June 30, 2007(1)
Class X	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Balanced	16.71%	9.62%	7.56%	9.62%	11/9/1994
Capital Opportunities	15.17	15.89	3.97	4.16	1/21/1997
Developing Growth	19.39	16.77	9.60	12.58	11/9/1994
Dividend Growth	18.73	7.98	6.14	11.02	11/9/1994
Equally-Weighted S&P 500	20.86	13.73	10.70	13.07	11/9/1994
Flexible Income	6.89	7.25	3.64	4.52	11/9/1994
Focus Growth	16.22	7.59	7.70	10.99	11/9/1994
Global Equity	26.77	13.51	7.54	8.95	11/9/1994
Growth	17.97	9.65	5.22	8.06	11/9/1994
Money Market	4.90	2.37	3.49	3.91	11/9/1994
Utilities	29.74	16.55	10.98	12.16	11/9/1994

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class X shares will vary from the Performance of Class Y shares due to differences in expenses.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.

Morgan Stanley Select Dimensions Investment Series

Fund Performance  ■  June 30, 2007

Average Annual Total Returns—Period Ended June 30, 2007(1)
Class Y	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Balanced	16.47%	9.36%	N/A	7.65%	7/24/2000
Capital Opportunities	14.89	15.59	N/A	(8.07)	7/24/2000
Developing Growth	19.09	16.48	N/A	2.37	7/24/2000
Dividend Growth	18.39	7.72	N/A	5.96	7/24/2000
Equally-Weighted S&P 500	20.57	13.43	N/A	10.08	7/24/2000
Flexible Income	6.67	6.98	N/A	4.04	7/24/2000
Focus Growth	15.89	7.31	N/A	(2.09)	7/24/2000
Global Equity	26.50	13.21	N/A	4.23	7/24/2000
Growth	17.64	9.36	N/A	(1.81)	7/24/2000
Money Market	4.65	2.11	N/A	2.50	7/24/2000
Utilities	29.45	16.27	N/A	3.59	7/24/2000

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class Y shares will vary from the Performance of Class X shares due to differences in expenses.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.

Morgan Stanley Select Dimensions Investment Series

Expense Example  ■  June 30, 2007

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/07–06/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Select Dimensions Investment Series

Expense Example  ■  June 30, 2007 continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class X
Actual (2.41% return)	$1,000.00	$1,024.10	$2.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.04	$2.92
Class Y
Actual (2.29% return)	$1,000.00	$1,022.90	$4.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.79	$4.18

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.58% and 0.83% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182**/365 (to reflect the one-half year period).

  **  Adjusted to reflect non-business days accruals.

Flexible Income

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class X
Actual (1.75% return)	$1,000.00	$1,017.50	$2.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.87	$2.96
Class Y
Actual (1.63% return)	$1,000.00	$1,016.30	$4.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.63	$4.21

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.59% and 0.84% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Balanced

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class X
Actual (5.56% return)	$1,000.00	$1,055.60	$3.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.03	$3.81
Class Y
Actual (5.50% return)	$1,000.00	$1,055.00	$5.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.79	$5.06

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.76% and 1.01% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Example  ■  June 30, 2007 continued

Utilities

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class X
Actual (12.28% return)	$1,000.00	$1,122.80	$3.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.08	$3.76
Class Y
Actual (12.15% return)	$1,000.00	$1,121.50	$5.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.75% and 1.00% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Dividend Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class X
Actual (6.57% return)	$1,000.00	$1,065.70	$3.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.47	$3.36
Class Y
Actual (6.38% return)	$1,000.00	$1,063.80	$4.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.23	$4.61

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.67% and 0.92% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Equally-Weighted S&P 500

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class X
Actual (8.67% return)	$1,000.00	$1,086.70	$1.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.46	$1.35
Class Y
Actual (8.54% return)	$1,000.00	$1,085.40	$2.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.22	$2.61

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.27% and 0.52% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Example  ■  June 30, 2007 continued

Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class X
Actual (10.00% return)	$1,000.00	$1,100.00	$3.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.32	$3.51
Class Y
Actual (9.79% return)	$1,000.00	$1,097.90	$4.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.08	$4.76

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.70% and 0.95% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Focus Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class X
Actual (10.90% return)	$1,000.00	$1,109.00	$3.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.32	$3.51
Class Y
Actual (10.75% return)	$1,000.00	$1,107.50	$4.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.08	$4.76

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.70% and 0.95% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Capital Opportunities

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class X
Actual (9.42% return)	$1,000.00	$1,094.20	$4.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.13	$4.71
Class Y
Actual (9.34% return)	$1,000.00	$1,093.40	$6.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.89	$5.96

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.94% and 1.19% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Example  ■  June 30, 2007 continued

Global Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class X
Actual (10.43% return)	$1,000.00	$1,104.30	$5.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.93	$4.91
Class Y
Actual (10.27% return)	$1,000.00	$1,102.70	$6.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.16

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.98% and 1.23% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Developing Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class X
Actual (12.40% return)	$1,000.00	$1,124.00	$3.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.47	$3.36
Class Y
Actual (12.27% return)	$1,000.00	$1,122.70	$4.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.23	$4.61

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.67% and 0.92% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval  ■  June 30, 2007

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolios' Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of each Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolios, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed each Portfolio's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group") for each Portfolio. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing each Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel.

With respect to the Balanced, Global Equity, Equally-Weighted S&P 500, Capital Opportunities, Developing Growth, Growth, Flexible Income and Money Market Portfolios, the Board concluded that each Portfolio's performance was competitive with that of its performance peer group.

With respect to the Dividend Growth and Utilities Portfolios, the Board noted that the Adviser is evaluating various alternatives to improve performance, including portfolio management changes/additions. The Board concluded that the performance of the Dividend Growth Portfolio was acceptable. The Board concluded that the performance of the Utilities Portfolio was competitive with that of its performance peer group.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval  ■  June 30, 2007 continued

With respect to the Focus Growth Portfolio, the Board noted the Portfolio's recently improved performance as of February 28, 2007 and concluded that the Portfolio's performance was competitive with its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by each Portfolio under the Management Agreement.

With respect to the Dividend Growth, Balanced, Utilities, Equally-Weighted S&P 500, Capital Opportunities, Developing Growth and Flexible Income Portfolios, the Board noted that the management fee rates were comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolios.

With respect to the Money Market Portfolio, the Board noted that the Adviser did not manage any other proprietary funds with investment strategies substantially comparable to those of the Portfolio.

With respect to the Global Equity, Focus Growth and Growth Portfolios, the Board noted that the management fee rates were higher than the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolios. With respect to the Focus Growth and Growth Portfolios, the Board noted that each Portfolio's management fee rate and total expense ratio were lower than the average management fee rate and total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Portfolios, as shown in the Lipper Report. With respect to the Global Equity Portfolio, the Board noted that the management fee rate was higher but the total expense ratio was equal to the expense peer group.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of each Portfolio as compared to the expense peer group.

With respect to the Dividend Growth, Balanced, Utilities, Equally-Weighted S&P 500, Capital Opportunities, Developing Growth, Focus Growth, Growth and Flexible Income Portfolios, the Board concluded that each Portfolio's management fee rate and total expense ratio were competitive with those of its expense peer group.

With respect to the Global Equity and Money Market Portfolios, the Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of each Portfolio's management fee schedule under the Management Agreement.

With respect to the Dividend Growth, Balanced, Utilities, Equally-Weighted S&P 500, Capital Opportunities, Developing Growth, Focus Growth, Growth and Money Market Portfolios, the Board noted that each Portfolio's management fee schedule includes one or more breakpoints. The Board also reviewed the level of each Portfolio's

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval  ■  June 30, 2007 continued

management fee and noted that each fee, as a percentage of the Portfolio's net assets, would decrease as net assets increase because each management fee includes one or more breakpoints. The Board concluded that each Portfolio's management fee would reflect economies of scale as assets increase.

With respect to the Global Equity and Flexible Income Portfolios, the Board noted that the management fee schedules do not include breakpoints. The Board noted that the Portfolios' assets were relatively small. The Board concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with each Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolios.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex. The Board considered the "float" benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from each Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

With respect to the Dividend Growth, Balanced, Global Equity, Utilities, Equally-Weighted S&P 500, Capital Opportunities, Developing Growth, Focus Growth and Growth Portfolios, the Board considered "soft dollar" benefits (discussed in the next section). The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Portfolios. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Portfolios

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval  ■  June 30, 2007 continued

and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolios.

With respect to the Dividend Growth, Balanced, Global Equity, Utilities, Capital Opportunities, Developing Growth, Focus Growth and Growth Portfolios, the Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolios and other funds in the Morgan Stanley Fund Complex.

With respect to the Equally-Weighted S&P 500 Portfolio, the Board recognized that the Portfolio's commissions are used to pay for execution services only.

With respect to the Flexible Income and Money Market Portfolios, the Board noted that the Portfolios invest only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolios' Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolios and the Adviser

The Board also reviewed and considered the historical relationship between each Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for each Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of each Portfolio's business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Money Market

Portfolio of Investments  ■  June 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY	VALUE
	Commercial Paper (79.0%)
	Asset-Backed - Auto (1.8%)
$2,126	DaimlerChrysler Revolving Auto Conduit LLC A-1 (Series I)	5.31 - 5.32%	07/30/07 - 08/02/07	$2,116,136
	Asset-Backed - Consumer (10.5%)
515	Barton Capital LLC*	5.42	08/07/07	512,070
1,500	Gemini Securitization Corp., LLC*	5.31 - 5.33	07/06/07 - 08/17/07	1,495,617
4,626	Giro Balanced Funding Corp.*	5.34 - 5.35	07/12/07 - 09/20/07	4,580,907
1,200	Keel Capital, Inc.*	5.35	07/27/07	1,195,212
656	Mont Blanc Capital Corp.*	5.33 - 5.42	07/23/07 - 08/14/07	652,792
579	Park Ave Receivables Co., LLC -*	5.34	09/04/07	573,401
1,722	Ranger Funding Co., LLC*	5.35	07/19/07 - 09/10/07	1,705,816
1,960	Three Rivers Funding Corp.*	5.40 - 5.43	07/05/07 - 07/06/07	1,958,384
				12,674,199
	Asset-Backed - Corporate (19.0%)
1,200	Amsterdam Funding Corp*.	5.30	07/02/07	1,199,650
2,000	Asscher Finance Corp.*	5.36 - 5.37	12/03/07	1,954,712
5,760	Atlas Capital Funding Corp.*	5.30 - 5.36	07/05/07 - 11/15/07	5,718,720
1,351	Dorada Finance Inc.*	5.34 - 5.39	08/15/07 - 09/17/07	1,337,222
500	Eureka Securitization, Inc.*	5.33	08/08/07	497,135
4,901	Kaiserplatz Funding (Delaware) LLC*	5.32 - 5.34	07/03/07 - 08/08/07	4,889,520
5,802	Nieuw Amsterdam Receivables Corp.*	5.32 - 5.46	07/03/07 - 08/13/07	5,777,333
1,500	Simba Funding Corp.*	5.31 - 5.33	07/25/07	1,494,531
				22,868,823
	Asset-Backed - Diversified (2.4%)
792	Lexington Parker Capital Co. LLC*	5.32 - 5.35	08/17/07 - 09/07/07	785,656
2,103	Silver Tower US Funding LLC*	5.32 - 5.36	07/02/07 - 08/10/07	2,094,021
				2,879,677
	Asset-Backed - Mortgage (3.4%)
4,050	Sydney Capital Corp.*	5.32 - 5.36	07/06/07 - 07/16/07	4,044,365
	Asset-Backed - Securities (10.2%)
1,248	Amstel Funding Corp.*	5.36 - 5.37	09/17/07 - 10/29/07	1,230,477
1,885	Bavaria TRR Corp.*	5.40	07/12/07	1,881,613
1,747	Beethoven Funding Corp.*	5.32 - 5.38	08/23/07 - 09/05/07	1,731,091
450	Cancara Asset Securitisation LLC*	5.36	07/12/07	449,199
2,075	Classic LLC*	5.38 - 5.40	07/10/07 - 07/17/07	2,070,857
482	Galleon Capital, LLC*	5.45	07/02/07	481,854
1,200	Giro Lion (US) Funding LLC*	5.35	09/20/07	1,185,568
750	North Sea Funding LLC*	5.31 - 5.32	07/19/07 - 08/20/07	746,752

See Notes to Financial Statements

Money Market

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY	VALUE
$300	Polonius Inc.*	5.35%	09/17/07	$296,524
1,164	Scaldis Capital LLC*	5.33 - 5.35	08/01/07 - 09/11/07	1,156,393
1,075	Solitaire Funding LLC*	5.32 - 5.33	07/23/07	1,071,392
				12,301,720
	Banking (3.3%)
400	Bank of America Corp.	5.32	07/20/07	398,833
3,535	Citigroup Funding Inc.	5.34 - 5.36	07/24/07 - 09/21/07	3,513,369
				3,912,202
	Financial Conglomerates (1.8% )
2,200	General Electric Capital Corp.	5.33 - 5.35	07/30/07 - 08/03/07	2,190,323
	Insurance (1.5%)
1,800	Irish Life & Permanent PLC*	5.30 - 5.32	07/16/07 - 11/02/07	1,780,182
	International Banks (25.1%)
1,200	Abbey National North America LLC	5.33 - 5.36	08/07/07 - 08/20/07	1,192,164
700	Bank of Ireland*	5.36	07/10/07	698,966
200	Barclays US Funding LLC	5.32	07/11/07	199,678
310	BNP Paribas	5.35	08/01/07 - 08/24/07	307,964
600	BNP Paribas Finance, Inc.	5.32	08/01/07	597,200
825	Calyon North America Inc.	5.28 - 5.31	07/11/07 - 07/23/07	823,000
2,100	CBA (Delaware) Finance Inc.	5.31 - 5.36	07/06/07 - 09/10/07	2,092,651
3,610	Commerzbank US Finance Inc.	5.31 - 5.33	08/09/07	3,588,959
800	Danske Corp.	5.32	07/06/07	799,299
1,790	DEPFA Bank PLC*	5.31 - 5.34	08/02/07 - 08/24/07	1,778,833
1,086	DnB NOR Bank ASA	5.32 - 5.35	07/25/07 - 08/01/07	1,081,540
2,374	HBOS Treasury Services PLC	5.32 - 5.35	07/19/07 - 11/15/07	2,347,909
370	HBOS Treasury Services PLC (New York)	5.34	07/26/07	368,584
545	ING (U.S.) Funding LLC	5.31	07/06/07	544,523
685	Kommunalkredit International Bank*	5.36	10/29/07	672,890
505	Nordea North America Inc.	5.33 - 5.34	07/13/07 - 07/27/07	503,674
2,292	Skandinaviska Enskilda Banken AB*	5.33 - 5.35	07/12/07 - 08/21/07	2,280,357
4,846	Societe General N.A., Inc.	5.33 - 5.36	08/08/07 - 11/26/07	4,793,796
1,425	Swedbank	5.33 - 5.36	07/26/07 - 08/14/07	1,417,555
1,395	UBS Finance (Delaware) LLC	5.32 - 5.37	07/09/07 - 09/17/07	1,389,555
1,600	UniCredit Delaware Inc.	5.34 - 5.35	09/10/07	1,583,108
1,200	Westpac Banking Corp.*	5.33 - 5.34	07/27/07 - 10/15/07	1,187,125
				30,249,330
	Total Commercial Paper (Cost $95,016,957)			95,016,957

See Notes to Financial Statements

Money Market

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY	VALUE
	Floating Rate Notes (6.5%)
	Domestic Banks (2.9%)
$1,000	American Express Centurion Bank	5.41	† %	07/19/07‡	$1,000,052
1,000	SunTrust Banks, Inc.	5.44	†	07/15/07‡	1,000,310
1,000	Wachovia Corp.	5.41	†	07/20/07‡	1,000,049
500	World Savings Bank, FSB	5.36	†	07/19/07‡	500,030
					3,500,441
	Insurance (0.6%)
250	American General Finance Corp.	5.47	†	08/16/07‡	250,042
460	Berkshire Hathaway Finance Corp.	5.40	†	07/11/07‡	460,169
					710,211
	International Banks (1.8%)
800	Fortis Bank	5.27	†	07/12/07‡	799,818
1,350	Royal Bank of Scotland Group PLC*	5.36	†	09/21/07‡	1,350,153
					2,149,971
	Investment Bank/Broker (1.2%)
1,500	Merrill Lynch & Co. Inc.	5.48	†	07/19/07‡	1,500,698
	Total Floating Rate Notes (Cost $7,861,321)				7,861,321
	Bankers' Acceptance (4.3%)
5,261	JP Morgan Chase & Co. (Cost $5,203,861)	5.28 - 5.54		07/03/07 - 12/26/07	5,203,861
	Certificate of Deposit (9.9%)
	International Banks (9.0%)
1,250	Bank of Ireland	5.36		11/09/07	1,249,637
1,200	Barclays Bank PLC	5.37		06/04/08	1,200,000
1,000	BNP Paribas	5.34		07/30/07	1,000,002
800	Canadian Imperial Bank of Commerce	5.32		10/26/07	799,773
1,500	DEPFA Bank PLC	5.31		11/30/07	1,500,000
345	HBOS Treasury Services PLC	5.36		10/16/07	344,896
1,000	Lloyds TSB Bank PLC	5.34		10/09/07	999,567
3,000	Norinchukin Bank	5.32 - 5.36		07/26/07 - 12/12/07	3,000,000
750	Westpac Banking Corp.	5.37		10/29/07	749,750
					10,843,625
	Banking (0.9%)
1,000	Citizens Bank of PA	5.33		09/04/07	1,000,000
	Total Certificate of Deposit (Cost $11,843,625)				11,843,625

See Notes to Financial Statements

Money Market

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY	VALUE
	Short-Term Bank Note (0.2%)
$250	Bank of America, NA (Cost $249,985)	5.30%	07/24/07	$249,985
	Total Investments (Cost $120,175,749) (a)		99.9%	120,175,749
	Other Assets in Excess of Liabilities		0.1	147,673
	Net Assets		100.0%	$120,323,422

  *  Resale is restricted to qualified institutional investors.

  †  Rate shown is the rate in effect at June 30, 2007.

  ‡  Date of next interest rate reset.

  (a)  Cost is the same for federal income tax purposes.

SUMMARY OF INVESTMENTS

PORTFOLIO COMPOSITION	PERCENT OF TOTAL INVESTMENT
Commercial Paper	79.1%
Certificate of Deposit	9.9
Floating Rate Note	6.5
Banker's Acceptance	4.3
Short-Term Bank Note	0.2
100.0%
MATURITY SCHEDULE	PERCENT OF TOTAL INVESTMENT
1-30 Days	41.2%
31-60 Days	24.0
61-90 Days	20.0
91-120 Days	3.0
121-180 Days	10.8
181-270 Days	0.0
271-365 Days	1.0
100%

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Government & Corporate Bonds (96.0%)
		Foreign (13.3%)
		Argentina (0.3%)
		Government Obligations
ARS	682	Republic of Argentina	0.00	**%	12/15/35	$27,129
	190	Republic of Argentina++++	5.83		12/31/33	84,882
	$15	Republic of Argentina (g)	0.00	**	12/15/35	2,289
	6	Republic of Argentina (c) (g)++++	8.28		12/31/33	5,695
	60	Republic of Argentina (b)	13.97		04/10/49	28,380
		Total Argentina				148,375
		Australia (0.4%)
		Property - Casualty Insurers
	200	Mantis Reef Ltd. - 144A*	4.692		11/14/08	197,733
		Bermuda (0.5%)
		Cable/Satellite TV
	200	Intelsat Bermuda Ltd.	8.872	**	01/15/15	205,250
	45	Intelsat Sub holdings Co. Ltd.	8.625		01/15/15	46,350
		Total Bermuda				251,600
		Brazil (0.9%)
		Government Obligations (0.8%)
	130	Federal Republic of Brazil	14.50		10/15/09	154,375
BRL	550	JP Morgan Chase & Co.	0.00		01/01/12	291,572
						445,947
		Major Banks (0.1%)
	70	Banco ABN AMRO	16.20		02/22/10	41,440
		Total Brazil				487,387
		Canada (1.3%)
		Financial Conglomerates (0.0%)
	$10	Brookfield Asset Management Inc.	5.80		04/25/17	9,678
		Media Conglomerates (0.0%)
	1	Canwest Media Inc.	8.00		09/15/12	597
		Oil & Gas Pipelines (0.5%)
	280	Kinder Morgan Finance Co.	5.70		01/05/16	258,492
		Oil & Gas Production (0.3%)
	170	Husky Oil Ltd.	8.90		08/15/28	176,099
		Other Metals/Minerals (0.2%)
	90	Brascan Corp.	7.125		06/15/12	94,645

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Other Transportation (0.3%)
	$140	CHC Helicopter Corp.	7.375%		05/01/14	$134,050
		Total Canada				673,561
		Denmark (0.3%)
		Telecommunications
	80	Nordic Telecommunications Holdings - 144A*	8.875		05/01/16	85,200
EUR	60	TDC AS	6.50		04/19/12	83,370
		Total Denmark				168,570
		Equador (0.1%)
		Government Obligations
	$50	Republic of Ecuador - 144A*	10.00		08/15/30	41,125
		France (0.2%)
		Oilfield Services/Equipment (0.0%)
	25	CIE Gener de Geophysique S.A.	7.50		05/15/15	25,125
		Telecommunications (0.2%)
	70	France Telecom S.A.	8.50		03/01/31	88,208
		Total France				113,333
		Indonesia (0.4%)
		Pulp & Paper
	264	Tjiwi Kimia Finance BV - 144A*	0.00	**	04/29/27	36,907
	58	Tjiwi Kimia Finance BV - 144A*	6.00	**	04/29/15	50,937
	213	Tjiwi Kimia Finance BV - 144A*	6.00	**	04/29/18	118,997
		Total Indonesia				206,841
		Israel (0.3%)
		Electrical Products
	155	Ormat Funding Corp.	8.25		12/30/20	159,382
		Japan (3.9%)
		Government Obligations
JPY	165,000	Japan (Government of)	0.30		03/20/08	1,336,473
JPY	90,000	Japan (Government of)	0.30		02/15/08	729,336
		Total Japan				2,065,809
		Luxembourg (0.2%)
		Telecommunications
	$30	Telecom Italia Capital SA	4.00		11/15/08	29,372
	80	Telecom Italia Capital SA	4.00		01/15/10	76,951
		Total Luxembourg				106,323

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Mexico (1.5%)
		Government Obligations (0.8%)
	$150	United Mexican States Corp.	8.375%		01/14/11	$163,125
MXN	2,630	United Mexican States Corp.	9.50		12/18/14	268,184
						431,309
		Oil & Gas Production (0.5%)
	$80	Pemex Project Funding Master Trust	9.50		09/15/27	107,640
	170	Pemex Project Funding Master Trust - 144A*	6.66	**	06/15/10	174,845
						282,485
		Telecommunications (0.2%)
	66	Axtel SA	11.00		12/15/13	72,930
		Total Mexico				786,724
		Netherlands (0.1%)
		Major Telecommunications
	70	Telefonica Europe BV	8.25		09/15/30	81,586
		Russia (1.6%)
		Government Obligations (1.3%)
	43	Federal Republic of Russia	8.25		03/31/10	44,375
	15	Federal Republic of Russia	7.50		03/31/30	16,418
	201	Federal Republic of Russia	11.00		07/24/18	279,772
	90	Federal Republic of Russia	12.75		06/24/28	158,512
RUB	2,000	JP Morgan Chase	7.00		06/28/17	77,006
	$100	Russian Agricultural Bank - 144A*	7.175		05/16/13	104,400
						680,483
		Oil & Gas Pipelines (0.3%)
	75	Gaz Capital	8.625		04/28/34	93,810
	50	Gaz Capital - 144A*	6.212		11/22/16	48,825
						142,635
		Total Russia				823,118
		Turkey (0.5%)
		Government Obligations
	80	Citigroup, Inc. - 144A*+++	0.00		08/14/08	100,852
	55	Republic of Turkey	11.875		01/15/30	84,563
TRY	144	Republic of Turkey	0.00		08/13/08	90,700
		Total Turkey				276,115

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Ukraine (0.1%)
	Government Obligations
$40	Ukraine Ministry of Finance - 144A*	6.58%		11/21/16	$39,750
	United Kingdom (0.1%)
	Cable/Satellite
40	NTL Cable PLC	8.75		04/15/14	41,400
	Venezuela (0.6%)
	Government Obligations
70	Republic of Venezuela	8.50		10/08/14	71,050
165	Republic of Venezuela	9.25		09/15/27	172,425
80	Republic of Venezuela	10.75		09/19/13	89,040
	Total Venezuela				332,515
	Total Foreign (Cost $7,127,861)				7,001,247
	United States (82.7%)
	Corporate Bonds (31.7%)
	Advertising/Marketing Services (1.1%)
260	Idearc, Inc.	8.00		11/15/16	263,900
65	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	59,962
240	Valassis Communications Inc. - 144A*	8.25		03/01/15	235,200
					559,062
	Aerospace & Defense (0.5%)
165	K&F Acquisition Inc.	7.75		11/15/14	175,725
71	Systems 2001 Asset Trust - 144A*	6.664		09/15/13	73,726
					249,451
	Air Freight/Couriers (0.1%)
40	FedEx Corp.	7.25		02/15/11	42,093
	Apparel/Footwear (0.4%)
200	Phillips-Van Heusen Corp.	7.25		02/15/11	204,000
	Auto Parts: O.E.M. (0.7%)
345	ArvinMeritor, Inc.	8.75		03/01/12	350,175
	Beverages: Alcoholic (0.2%)
100	FBG Finance Ltd. - 144A*	5.125		06/15/15	93,869
	Broadcasting (0.3%)
160	Univision Communications, Inc. - 144A*	9.75		03/15/15	158,800
	Cable/Satellite TV (1.2%)
170	Cablevision Systems Corp. (Series B)	9.82	**	04/01/09	178,500

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$101	CCH I LLC/CCH I Cap Co.	11.00%		10/01/15	$105,924
140	Comcast Cable Communications, Inc.	6.75		01/30/11	145,022
140	EchoStar DBS Corp.	6.375		10/01/11	137,550
65	Echostar DBS Corp.	6.625		10/01/14	62,237
					629,233
	Casino/Gaming (1.3%)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (a) (b) (g)	13.50		03/01/10	0
200	Isle of Capri Casinos	7.00		03/01/14	190,250
335	MGM Mirage Inc.	6.00		10/01/09	333,744
299	Resort At Summerlin LP/Ras Co. (Series B) (a) (b) (g)	13.00	†	12/15/07	0
165	Station Casinos, Inc.	6.00		04/01/12	155,925
30	Station Casinos, Inc.	6.875		03/01/16	26,625
					706,544
	Chemicals: Major Diversified (0.1%)
45	ICI Wilmington Inc.	4.375		12/01/08	44,257
	Chemicals: Specialty (1.0%)
81	Equistar Chemical Funding	10.125		09/01/08	84,645
18	Equistar Chemical Funding	10.625		05/01/11	19,035
280	Innophos, Inc.	8.875	**	08/15/14	291,200
120	Koppers Holdings, Inc.	9.875	#	11/15/14	103,200
26	Koppers Industry Inc.	9.875		10/15/13	27,885
					525,965
	Coal (0.1%)
35	Foundation PA Coal Co.	7.25		08/01/14	34,869
	Containers/Packaging (1.5%)
345	Berry Plastics Holding Corp.	8.875		09/15/14	351,037
150	Graphic Packaging International Corp.	9.50		08/15/13	156,562
260	Owens-Illinois, Inc.	7.50		05/15/10	263,575
					771,174
	Data Processing Services (0.2%)
105	Sungard Data Systems Inc.	9.125		08/15/13	108,019
	Department Stores (0.2%)
85	May Department Stores Co.	6.70		07/15/34	79,253
	Drugstore Chains (0.3%)
50	CVS Caremark Corp.	5.75		06/01/17	48,331
20	CVS Caremark Corp.	5.75		08/15/11	20,017
84	CVS Lease Pass-Through - 144A*	6.036		12/10/28	81,860
					150,208

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Electric Utilities (2.0%)
$80	AES Corp. (The)	7.75%		03/01/14	$80,600
11	AES Corp. (The)	8.875		02/15/11	11,646
16	AES Corp. (The)	9.375		09/15/10	17,100
60	AES Corp. (The) - 144A*	9.00		05/15/15	63,825
80	Arizona Public Service Co.	5.80		06/30/14	79,052
20	CenterPoint Energy Resource	6.25		02/01/37	19,325
70	Consumers Energy Co. (Series H)	4.80		02/17/09	69,179
50	Detroit Edison Co. (The)	6.125		10/01/10	50,928
45	Entergy Gulf States, Inc.	3.60		06/01/08	44,207
100	Entergy Gulf States, Inc.	5.76	**	12/01/09	100,006
205	IPALCO Enterprises, Inc.	8.375		11/14/08	210,125
30	IPALCO Enterprises, Inc.	8.625		11/14/11	32,250
70	Ohio Power Company - IBC (Series K)	6.00		06/01/16	70,187
49	PSEG Energy Holdings Inc.	8.625		02/15/08	49,891
50	Texas Eastern Transmission,LP	7.00		07/15/32	55,017
55	TXU Energy Co.	7.00		03/15/13	56,798
35	Wisconsin Electric Power Co.	3.50		12/01/07	34,718
					1,044,854
	Electrical Products (0.2%)
35	Cooper Industries, Inc.	5.25		07/01/07	35,000
65	Cooper Industries, Inc.	5.25		11/15/12	63,815
					98,815
	Environmental Services (0.1%)
42	Allied Waste North America, Inc. (Series B)	9.25		09/01/12	44,152
	Finance/Rental/Leasing (1.6%)
60	Capmark Financial Group - 144A*	5.875		05/10/12	59,275
25	Capmark Financial Group - 144A*	6.30		05/10/17	24,646
30	CIT Group, Inc.	3.65		11/23/07	29,792
620	Ford Motor Credit Co.	7.25		10/25/11	597,247
150	Residential Capital Corp.	6.375		06/30/10	148,163
					859,123
	Financial Conglomerates (1.4%)
120	JP Morgan Chase & Co.	6.00		02/15/09	121,061
10	JP Morgan Chase & Co.	7.00		11/15/09	10,335
20	General Electric Capital Corp. (Series A)	4.25		12/01/10	19,312
615	General Motors Acceptance Corp.	6.875		09/15/11	605,490
					756,198
	Food Retail (0.4%)
33	CA FM Lease Trust - 144A*	8.50		07/15/17	35,159

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$144	Delhaize America, Inc.	9.00%		04/15/31	$174,693
					209,852
	Food: Major Diversified (0.3%)
60	ConAgra Foods, Inc.	7.00		10/01/28	62,677
10	ConAgra Foods, Inc.	8.25		09/15/30	11,870
25	General Mills Inc.	3.875		11/30/07	24,847
60	Sara Lee Corp.	6.125		11/01/32	53,839
					153,233
	Food: Meat/Fish/Dairy (1.8%)
85	Michael Foods Inc.	8.00		11/15/13	86,275
505	Pilgrim's Pride Corp.	7.625		05/01/15	506,262
115	Pilgrim's Pride Corp.	9.625		09/15/11	119,600
125	Smithfield Foods Inc.	7.00		08/01/11	125,000
70	Smithfield Foods Inc.	7.625		02/15/08	70,525
20	Smithfield Foods Inc. (Series B)	8.00		10/15/09	20,700
					928,362
	Gas Distributors (0.2%)
120	NiSource Finance Corp.	5.93		11/23/09	120,253
	Home Improvement Chains (0.2%)
100	Home Depot Inc.	5.485		12/16/09	99,901
	Hospital/Nursing Management (1.5%)
125	Columbia/HCA Healthcare Corp.	7.69		06/15/25	109,349
210	HCA, Inc.	6.25		02/15/13	190,050
95	HCA, Inc.	5.75		03/15/14	80,631
90	HCA, Inc.	6.50		02/15/16	76,613
135	Sun Healthcare Group, Inc. - 144A*	9.125		04/15/15	141,075
115	Tenet Healthcare Corp.	7.375		02/01/13	104,506
70	Tenet Healthcare Corp.	9.875		07/01/14	69,650
					771,874
	Household/Personal Care (0.1%)
75	Clorox Co. (The)	5.485	**	12/14/07	75,046
	Industrial Machinery (0.1%)
32	Goodman Global Holding Company, Inc. (Series B)	8.36	**	06/15/12	32,320
	Industrial Specialties (0.3%)
165	Johnsondiversy, Inc.	9.625		05/15/12	173,044
	Insurance Brokers/Services (0.7%)
200	Catlin Insurance Co., Ltd. - 144A*	7.249		12/31/49	190,622
190	Farmers Exchange Capital - 144A*	7.05		07/15/28	193,003
					383,625

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Investment Banks/Brokers (0.2%)
$105	Goldman Sachs Capital Trust II	5.793%		12/29/49	$102,582
	Major Banks (1.0%)
125	MBNA Corp. (Series MTNF)	5.786	**	05/05/08	125,498
150	USB Capital IX	6.189	**	***	151,233
270	Wachovia Capital Trust III	5.80	**	***	269,044
					545,775
	Major Telecommunications (0.4%)
75	AT&T Corp.	8.00		11/15/31	89,405
60	SBC Communications, Inc.	6.15		09/15/34	57,714
55	Sprint Capital Corp.	8.75		03/15/32	61,939
					209,058
	Media Conglomerates (0.4%)
150	Time Warner, Inc.	5.59	**	11/13/09	150,227
85	Viacom,Inc.	6.875		04/30/36	82,372
					232,599
	Medical Specialties (0.3%)
110	Hospira, Inc.	5.84	**	03/30/10	110,346
40	Invacare Corp. - 144A*	9.75		02/15/15	40,500
					150,846
	Medical/Nursing Services (0.4%)
181	Fresenius Medical Care Capital Trust	7.875		06/15/11	188,240
25	Fresenius Medical Care Capital Trust II	7.875		02/01/08	25,188
					213,428
	Miscellaneous Commercial Services (0.4%)
55	Iron Mountain Inc.	7.75		01/15/15	53,900
140	Iron Mountain Inc.	8.625		04/01/13	141,050
					194,950
	Miscellaneous Manufacturing (0.3%)
195	Propex Fabrics Inc.	10.00		12/01/12	175,500
	Motor Vehicles (0.1%)
55	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	69,703
	Multi-Line Insurance (0.4%)
160	AIG SunAmerica Global Financing VI - 144A*	6.30		05/10/11	164,006
30	American General Finance Corp. (Series H)	4.625		09/01/10	29,223
35	Equitable Co.	6.50		04/01/08	35,252
					228,481

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Oil & Gas Pipelines (0.9%)
$85	Colorado Interstate Gas Co.	6.80%		11/15/15	$87,840
95	Pacific Energy Partners/Finance	7.125		06/15/14	98,391
70	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	70,305
175	Williams Companies, Inc. (The)	7.875		09/01/21	189,000
					445,536
	Oil & Gas Production (2.4%)
110	Chaparral Energy Inc. - 144A*	8.875		02/01/17	109,175
375	Chesapeake Energy Corp.	7.50		09/15/13	383,438
350	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	341,250
270	Pogo Producing Co.	6.875		10/01/17	269,325
170	Sandridge Energy	8.625		04/01/15	174,250
					1,277,438
	Oilfield Services/Equipment (0.3%)
50	Hanover Compressor Co.	9.00		06/01/14	53,125
62	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	62,000
60	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	61,950
					177,075
	Property - Casualty Insurers (0.2%)
85	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	84,966
	Publishing: Books/Magazines (0.2%)
95	Dex Media West/Finance	9.875		08/15/13	102,125
	Pulp & Paper (0.1%)
35	Glatfelter P.H.	7.125		05/01/16	35,438
	Railroads (0.1%)
30	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	30,112
	Restaurants (0.3%)
30	Aramark Corp. - 144A*	8.50		02/01/15	30,675
15	Aramark Corp. - 144A*	8.86	**	02/01/15	15,300
105	Aramark Services Inc.	5.00		06/01/12	92,925
15	Tricon Global Restaurants, Inc.	8.875		04/15/11	16,517
					155,417
	Savings Banks (0.2%)
25	Household Finance Corp.	4.125		12/15/08	24,559
100	Washington Mutual Preferred Funding II	6.665		12/31/49	95,628
					120,187
	Semiconductors (0.5%)
260	Freescale Semiconductor - 144A*	8.875		12/15/14	249,600

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Specialty Stores (0.7%)
$365	Sonic Automotive, Inc.	8.625%		08/15/13	$377,775
	Specialty Telecommunications (0.5%)
85	American Tower Corp.	7.125		10/15/12	87,338
90	American Tower Corp.	7.50		05/01/12	92,925
84	Qwest Communications International	8.86	**	02/15/09	85,260
20	U.S. West Communications Corp.	5.625		11/15/08	20,025
					285,548
	Telecommunications (0.0%)
181	Exodus Communications, Inc. (a) (b) (g)	11.625		07/15/10	0
433	Rhythms Netconnections, Inc. (a) (b) (g)	12.75		04/15/09	0
					0
	Tobacco (0.1%)
75	Reynolds American, Inc.	6.50		07/15/10	76,619
	Trucks/Construction/Farm Machinery (0.6%)
175	Caterpillar Financial Services Corp. (Series MTNF)	5.43	**	08/20/07	175,026
122	Manitowoc Inc. (The)	10.50		08/01/12	128,710
					303,736
	Water Utilities (0.2%)
100	Nalco Co.	7.75		11/15/11	101,250
	Wireless Telecommunications (0.4%)
180	Wind Acquisition Finance SA - 144A*	10.75		12/01/15	207,450
	Total Corporate Bonds (Cost $18,188,212)				16,610,818
	Asset-Backed Securities** (2.8%)
	Finance/Rental/Leasing
62	Bear Stearns Asset Backed 2005-AQ1 2A1	5.54		03/25/35	61,925
425	Capital Auto Receivables Asset Trust 2006-2 A3B	5.38		05/15/11	425,205
18	Carrington Mortgage Loan Trust 2005-NC4 A1	5.47		09/25/35	18,429
147	Countrywide Asset-Backed Certificates 2005-16 2AF1	5.47		05/25/36	147,419
600	MBNA Master Credit Card Trust	5.46		02/16/10	600,584
101	RAAC Series 2006-SP1 A1	5.42		09/25/45	101,429
20	Specialty Underwriting & Residential Finance 2004-BC2 A2	5.59		05/25/35	19,549
7	Structured Asset Investment Loan Trust 2003-BC13 3A	5.66		11/25/33	7,140
84	Structured Asset Securities Corp. 2005-GEL1 A	5.67		12/25/34	84,152
31	Structured Asset Securities Corp. 2005-S2 A2	5.52		06/25/35	31,462
	Total Asset-Backed Securities (Cost $1,498,161)				1,497,294

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	U.S. Government Obligations (13.6%)
	U. S. Treasury Bonds (8.6%)
$2,050		6.125%		08/15/29	$2,300,166
565		6.375		08/15/27	646,042
460		8.75		05/15/17	589,519
705		8.75		08/15/20	941,726
					4,477,453
	U. S. Treasury Notes (1.4%)
600		4.00		02/15/15	562,031
200		4.250		11/15/14	190,891
					752,922
	U. S. Treasury Strips (3.6%)
1,900		0.00		08/15/22	862,801
1,750		0.00		08/15/17	1,045,060
					1,907,861
	Total U.S. Government Obligations (Cost $7,345,914)				7,138,236
	Collateralized Mortgage Obligations (24.5%)
	U.S Government Agencies (0.7%)
263	Freddie Mac Whole Loan 2005-S001-2A2 (0.5%)	5.47	**	09/25/45	262,460
	Federal National Mortgage Assoc.(0.2%)
147	IO	6.50		03/01/20	19,630
131	IO	7.00		03/01/35	27,468
129	IO	7.00		03/01/20	18,433
200	IO	8.00		03/01/35	37,296
					102,827
	Total U.S. Government Agencies				365,287
	Private Issues (23.8%)
	American Home Mortgage Investment Trust
425	2007-6 A4	5.52	**	08/25/47	425,000
406	2005-2 1A1	5.62	**	09/25/45	407,428
468	2007-1 GA1C	5.51	**	05/25/47	467,768
	Bear Stearns Mortgage Funding Trust
296	2006-AR5	5.48	**	12/25/36	295,950
378	2006-AR1 1A2	5.57	**	07/25/36	377,409
335	2006-AR4 1A	5.53	**	12/25/36	334,399
3,148	2007-N2 12C (IO)	1.844	**	01/27/37	133,919
4,430	2007-N2 13C (IO)	1.542	**	01/27/37	168,340

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$6,005	2007-N2 14C (IO)	1.429	**%	01/27/37	$221,572
4,623	2007-N3 10C (IO)	2.57	**	06/26/36	179,847
4,548	2007-N5 5C (IO)	0.588	**	04/25/37	192,045
	Countrywide Alternative Loan Trust
425	2007-0A8 2A2	5.52	**	06/25/47	424,867
143	2006-OA6 1A4B	5.48	**	07/25/46	143,323
208	2005-56 2A2	5.928	**	11/25/35	211,729
271	2005-76 2A2	6.729	**	02/25/36	272,564
352	2006-0A16 A3	5.57	**	10/25/46	352,332
3,224	2006-0A22 (IO)	0.00	**	02/25/47	164,332
4,904	2005-41 1X (IO)	0.983	**	09/25/35	101,914
2,395	2006-0A21 (IO)	1.53	**	03/20/47	127,621
1,509	2007-0A7 (IO)	1.823	**	05/25/47	79,896
4,600	2006-OA17 (IO)	1.276	**	12/20/46	210,042
1,382	2006-0A12X (IO)	1.04	**	03/20/46	58,378
1,974	2005-58R A (IO)	1.557	**	12/20/35	86,663
1,686	2005-59R A (IO)	1.439	**	12/20/35	43,146
1,449	2005-81 X1 (IO)	0.956	**	02/25/37	70,658
	Countrywide Home Loans
1,106	2004-20 X (IO)	1.148	**	10/25/34	21,435
245	2006 0A5 1A2	5.62	**	04/25/46	245,355
	DSLA Mortgage Loan Trust
338	2006-AR2	5.52	**	11/19/37	338,490
290	2006-AR1 2A1A	5.97	**	04/19/47	290,486
	Greenpoint Mortgage Funding Trust
268	2006-AR2 3A2	5.64	**	03/25/36	268,238
735	2005-AR3 (IO)	1.207	**	08/25/45	21,844
1,019	2005-AR4 X4 (IO)	1.991	**	10/25/45	30,263
	GS Mortgage Securities Corp.
669	2006-0A1R A (IO)	1.71	**	08/25/35	24,162
	Harborview Mortgage Loan Trust
304	2006-7 2A1B	5.57	**	10/19/37	305,250
337	2006-9 2AB2	5.60	**	11/19/36	339,216
369	2006-10 2A1A	5.50	**	11/19/36	367,994
219	2006-1 2A1A	5.56	**	03/19/37	219,834
312	2006-8 2A1B	5.57	**	08/21/36	312,440
224	2006-9 N1M 144A*	0.00		12/15/36	130,052
1,558	2005-2 X (IO)	1.464	**	05/19/35	35,778
1,057	2005-3 X2 (IO)	0.321	**	06/19/35	23,950
1,327	2006-1 X1 (IO)	0.414	**	03/19/37	57,026
716	2006-1 PO1 (PO)	0.00		03/19/37	539

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Indymac Index Mortgage Loan Trust
$245	2005-AR4 2A1A	5.60	**%	03/25/35	$245,478
954	2005-AR12 AX2 (IO)	1.057	**	07/25/35	29,815
	Luminent Mortgage Trust
194	2006-1 A1	5.56	**	04/25/36	194,886
	Residential Accredit Loans, Inc.
95	2006-Q01 2A1	5.59	**	02/25/46	95,069
293	2005-Q03 A2	5.72	**	10/25/45	294,373
550	2007-Q04 A1	5.52	**	05/25/47	550,086
102	2006-Q01 1A1	5.58	**	02/25/46	102,066
346	2006-Q06 A2	5.55	**	06/25/46	345,300
3,000	2007-Q04 CP (IO)	2.89	**	05/25/47	173,436
1,677	2007 Q03 SB (IO)	1.157	**	03/25/47	92,208
	Structured Asset Mortgage Investments, Inc.
131	2006-AR3 3A1	5.51	**	02/25/36	131,062
404	2006-AR7 A2A	5.55	**	08/25/36	405,725
366	2006-AR8 A1A	5.52	**	10/25/36	367,034
	Washington Mutual
400	2007-0A6 CA1B	5.55	**	07/25/47	400,328
90	2005-AR15 A1B1	5.57	**	11/25/45	90,016
79	2005-AR17 A1B1	5.57	**	12/25/45	78,753
46	2005-AR19 A1B1	5.57	**	12/25/45	46,109
	Wmalt Mortgage Pass-Through
242	2006-AR2 A1A	5.969	**	04/25/46	242,679
	Total Private Issues				12,467,917
	Total Collateralized Mortgage Obligations (Cost $13,255,610)				12,833,204
	U.S. Government Agencies-Mortgage-Backed Securities (10.1%)
	Federal Home Loan Mortgage Corp. (Gold) (0.4%)
180		7.50		12/01/31 - 06/01/32	187,214
	Federal Home Loan Mortgage Corp. (ARM) (0.5%)
241		5.664		03/01/37	240,891
	Federal National Mortgage Assoc. (4.9%)
458		6.50		07/01/29 - 11/01/33	466,521
1,076		7.00		04/01/31 - 09/01/34	1,115,019
477		7.469		05/01/36	488,296
129		7.50		02/01/31 - 03/01/32	134,027
257		8.00		02/01/12 - 06/01/31	269,777
111		8.50		06/01/30	118,742
					2,592,382

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Federal National Mortgage Assoc. (ARM) (4.1%)
$236		5.005%	09/01/35	$232,542
256		5.104	11/01/35	251,249
257		5.127	06/01/35	256,379
243		5.246	03/01/37	241,828
345		7.481	07/01/36	354,715
309		7.495	08/01/36	317,310
505		7.498	07/01/36	517,553
				2,171,576
	Government National Mortgage Assoc. (0.2%)
65		7.50	04/15/26 - 08/15/29	67,946
25		8.00	06/15/26	26,268
				94,214
	Total U.S. Government Agencies-Mortgage-Backed Securities (Cost $5,334,603)			5,286,277
	Total United States (Cost $45,622,500)			43,365,829
	Total Government & Corporate Bonds (Cost $52,750,361)			50,367,076
	Convertible Bond (0.2%)
	Telecommunication Equipment
105	Nortel Networks Corp. (Canada) (Cost $103,407)	4.25	09/01/08	104,081

NUMBER OF SHARES
	Common Stocks (0.0%)
	Casino/Gaming (0.0%)
787	Fitzgeralds Gaming Corp.+ (d) (g)	0
	Electric Utilities (0.0%)
13	PNM Resources Inc. (c)	361
	Food: Specialty/Candy (c)(d)(g) (0.0%)
18	SFAC New Holdings Inc.	0
100	SFAC New Holdings Inc.++	0
		0
	Restaurants (0.0%)
10,137	Catalina Restaurant Group (Escrow) (c) (d) (g)	101

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Specialty Telecommunications (c)(d)(0.0%)
$1,171	Birch Telecom Inc.## (g)	$12
16,679	PFB Telecom NV (Series B) (g)	0
109	XO Holdings, Inc.	486
		498
	Telecommunications
352	Viatel Holdings Bermuda Ltd. (ADR) (Bermuda) (c) (d)	4
	Textiles (0.0%)
11,192	U.S. Leather, Inc. (c) (d) (g)	0
	Wireless Telecommunications (0.0%)
46	USA Mobility, Inc.	1,231
4,516	Vast Solutions, Inc. (Class B1) (d) (g)	0
4,516	Vast Solutions, Inc. (Class B2) (d) (g)	0
4,516	Vast Solutions, Inc. (Class B3) (d) (g)	0
		1,231
	Total Common Stocks (Cost $1,904,757)	2,195

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (d) (0.0%)
	Casino/Gaming (g) (0.0%)
9,000	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	0
250	Resort At Summerlin LP - 144A*	12/15/07	0
			0
	Foreign Government Obligation (0.0%)
100	United Mexican States Corp.	09/24/07	8,500
	Specialty Telecommunications (c) (0.0%)
219	XO Holdings, Inc. (Series A)	01/16/10	162
164	XO Holdings, Inc. (Series B)	01/16/10	64
164	XO Holdings, Inc. (Series C)	01/16/10	26
			252
	Total Warrants (Cost $6,351)		8,752

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF CONTRACTS		VALUE
	Put Options Purchased (0.4%)
131	90 day Euro $ September/2007 @ $94.75	$34,388
157	90 day Euro $ December/2007 @ $94.75	54,950
43	90 day Euro $ March/2008 @ $94.75	17,738
392,500	BRL January/2008 @ $2.25	12,660
2,000,000	CHF March/2008 @ $1.18	65,200
186,000	TRY July/2007 @ $1.35	18,490
	Total Put Options Purchased (Cost $173,655)	203,426
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (h) (5.0%)
	Investment Company
$2,611	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,610,916)	2,610,916

Total Investments (Cost $57,549,447) (g) (i)	101.6%	53,296,446
Total Written Options Outstanding	(0.0)	(23,965)
Liabilities in Excess of Other Assets	(1.6)	(839,633)
Net Assets	100.0%	$52,432,848

  IO  Interest Only security.

  PO  Principal Only security.

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of June 30, 2007.

  *  Resale is restricted to qualified institutional investors.

  **  Floating rate security. Rate shown is the rate in effect at June 30, 2007.

  ***  Securities represent beneficial interest in trusts. The corresponding assets of the trusts are Junior Subordinated Notes due 2042 and a stock purchase contract to purchase preferred stock on or about March 18, 2011 for Wachovia Capital Trust III and on or about April 15, 2011 for USB Capital IX. Securities have a perpetual maturity and the trusts will redeem them only to the extent the preferred stock is redeemed.

  †  Payment-in-kind security.

  #  Currently a zero coupon bond and will pay interest at the rate shown at a future date.

  ##  Resale is restricted; aquired (between 06/18/98 and 08/15/99) at a cost basis of $573,998.

  +  Resale is restricted acquired (12/22/98) at a cost basis of $3,549.

  ++  Resale is restricted acquired (06/10/99) at a cost basis of $1.

  +++  Turkish currency index credit linked unsecured note.

  ++++  Capital appreciation bond.

  (a)  Issuer in bankruptcy.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

  (b)  Non-income producing security, bond in default.

  (c)  Acquired through exchange offer.

  (d)  Non-income producing securities.

  (e)  Resale is restricted. No transaction activity during the year.

  (f)  Securities have been designated as collateral in amount equal to $26,594,664 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

  (g)  Securities with a total market value equal to $8,097 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (h)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (i)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $599,173 and the aggregate gross unrealized depreciation is $4,852,174, resulting in net unrealized depreciation of $4,253,001.

Currency Abbreviations:

ARS  Argentina Peso.

BRL  Brazilian Real.

EUR  Euro.

JPY  Japanese Yen.

MXN  Mexican New Peso.

RUB  Russian Ruble.

TRY  Turkish Lira.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2007

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
TRY	117,970	$88,900	06/18/07	$927
EUR	1,725,000	2,334,218	09/06/07	(5,796)
Net Unrealized Depreciation				$(4,869)

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

FUTURES CONTRACTS OPEN AT JUNE 30, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
33	Long	US Treasury Note 2 Year September 2007	$6,724,782	$(13,247)
58	Long	US Treasury Note 10 Year September 2007	6,130,782	(57,348)
20	Long	US Treasury Note 5 Year September 2007	2,081,563	(14,510)
101	Short	US Treasury Bond 20 Year September 2007	(10,882,750)	139,636
Net Unrealized Appreciation				$54,531

PUT OPTIONS WRITTEN AT JUNE 30, 2007

CURRENCY AMOUNT		DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	VALUE
TRY	372,000	Call Options on Turkish Currency (Premiums received $18,358)	$1.5215	5/26/08	$(15,743)
BRL	676,000	Call Options on Brazilian Currency (Premiums received $10,985)	2.25	5/27/08	(8,222)
Total Put Options					$(23,965)

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

CREDIT DEFAULT SWAP CONTRACTS OPEN AT JUNE 30, 2007:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International DJ CDX NA HVOL	Buy	$1,100	0.75%	December 20, 2011	$6,331
Goldman Sachs International Hartford Life Inc.	Buy	280	0.12	December 20, 2011	0
Goldman Sachs International Motorola, Inc.	Buy	90	0.15	December 20, 2011	468
Goldman Sachs International Motorola, Inc.	Buy	190	0.157	December 20, 2011	950
Goldman Sachs International SLM Corporation	Sell	135	0.737	December 20, 2011	(9,936)
Goldman Sachs International Southwest Airline	Buy	230	0.22	December 20, 2011	1,242
Goldman Sachs International Union Pacific Corporation	Buy	135	0.20	December 20, 2011	257
Goldman Sachs International Chubb Corporation	Buy	270	0.10	March 20, 2012	297
Goldman Sachs International Dell Inc.	Buy	135	0.22	March 20, 2012	(94)
Goldman Sachs International Gap Inc.	Buy	160	1.19	March 20, 2012	(1,696)
Citigroup Global Markets, Inc. Tyco International Ltd	Buy	480	0.43	March 20, 2012	0
J.P. Morgan Securities, Inc. Belo Corporation	Buy	50	1.18	June 20, 2014	395
J.P. Morgan Securities, Inc. Belo Corporation	Buy	130	1.30	June 20, 2014	156
Goldman Sachs International Residential Capital	Sell	135	2.00	March 20, 2017	(5,076)
Net Unrealized Depreciation					$(6,706)

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

INTEREST RATE SWAP CONTRACT OPEN AT JUNE 30, 2007:

COUNTERPARTY	NOTIONAL AMOUNT(000)	PAYMENTS MADE BY PORTFOLIO	PAYMENTS RECEIVED BY PORTFOLIO	TERMINATION DATE	UNREALIZED DEPRECIATION
Deutsche Bank	$7,100	Fixed Rate 5.349%	Floating Rate 5.36%	May 24, 2017	$(170,897)

SUMMARY OF INVESTMENTS

PORTFOLIO COMPOSITION*	PERCENT OF TOTAL INVESTMENT
U.S. Government Agencies, Obligations & CMOs	47.4%
U.S. Corporate Bonds	31.2
Foreign Government and Corporate Bonds	13.1
Short-Term Investments	4.9
Other Securities	3.4
100.0%
LONG-TERM CREDIT ANALYSIS*	PERCENT OF TOTAL LONG-TERM INVESTMENT
AAA	51.5%
AA	4.8
A	4.4
BBB	8.2
BB	9.3
B	17.6
NR	4.2
100.0%

*  Does not include open long futures contracts with underlying face amount of $14,937,127 and unrealized depreciation of $85,105 and open short futures contracts with underlying face amount of $10,882,750 and unrealized appreciation of $139,636, open forward currency contracts with unrealized depreciation of $4,869 and open swap contracts with net unrealized depreciation of $177,603.

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (66.5%)
	Aerospace & Defense (0.8%)
12,060	Raytheon Co.	$649,913
	Beverages: Non-Alcoholic (1.2%)
18,540	Coca-Cola Co. (The)	969,827
	Cable/Satellite TV (0.9%)
26,382	Comcast Corp. (Class A)*	741,862
	Chemicals: Major Diversified (2.8%)
23,360	Bayer AG (ADR) (Germany)	1,759,008
9,290	Du Pont (E.I.) de Nemours & Co.	472,304
		2,231,312
	Computer Communications (0.4%)
10,600	Cisco Systems, Inc.*	295,210
	Computer Processing Hardware (0.3%)
4,660	Hewlett-Packard Co.	207,929
	Discount Stores (1.4%)
22,940	Wal-Mart Stores, Inc.	1,103,643
	Drugstore Chains (0.1%)
16,750	Rite Aid Corp.*	106,865
	Electric Utilities (3.2%)
19,350	American Electric Power Co., Inc.	871,524
9,860	Entergy Corp.	1,058,471
10,200	FirstEnergy Corp.	660,246
		2,590,241
	Finance/Rental/Leasing (1.4%)
18,000	Freddie Mac	1,092,600
	Financial Conglomerates (4.2%)
30,590	Citigroup, Inc.	1,568,961
37,046	JPMorgan Chase & Co.	1,794,879
		3,363,840
	Food: Major Diversified (2.2%)
11,400	ConAgra Foods Inc.	306,204
18,470	Kraft Foods Inc. (Class A)	651,068
26,570	Unilever N.V. (NY Registered Shares) (Netherlands)	824,201
		1,781,473
	Food: Specialty/Candy (0.9%)
13,900	Cadbury Schweppes PLC (ADR) (United Kingdom)	754,770
	Home Improvement Chains (0.7%)
14,760	Home Depot, Inc. (The)	580,806

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Household/Personal Care (1.3%)
6,030	Estee Lauder Companies, Inc. (The) (Class A)	$274,425
3,800	Kimberly-Clark Corp.	254,182
8,870	Procter & Gamble Co. (The)	542,755
		1,071,362
	Industrial Conglomerates (4.5%)
35,940	General Electric Co.	1,375,783
7,950	Siemens AG (ADR) (Germany)	1,137,327
31,610	Tyco International Ltd. (Bermuda)	1,068,102
		3,581,212
	Insurance Brokers/Services (1.5%)
39,860	Marsh & McLennan Companies, Inc.	1,230,877
	Integrated Oil (3.3%)
13,300	ConocoPhillips	1,044,050
6,830	Exxon Mobil Corp.	572,900
12,160	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	987,392
		2,604,342
	Internet Retail (0.7%)
7,730	Amazon.com, Inc.*	528,809
	Internet Software/Services (0.8%)
23,462	Yahoo!, Inc.*	636,524
	Investment Banks/Brokers (2.2%)
11,360	Merrill Lynch & Co., Inc.	949,469
40,130	Schwab (Charles) Corp. (The)	823,468
		1,772,937
	Life/Health Insurance (0.3%)
12,800	Aegon N.V. (NY Registered Shares) (Netherlands)	251,520
	Major Banks (1.4%)
12,117	Bank of America Corp.	592,400
6,990	PNC Financial Services Group	500,344
		1,092,744
	Major Telecommunications (3.6%)
5,157	Embarq Corp.	326,799
14,930	France Telecom S.A. (ADR) (France)	410,276
38,248	Sprint Nextel Corp.	792,116
32,118	Verizon Communications, Inc.	1,322,298
		2,851,489
	Managed Health Care (0.6%)
9,470	CIGNA Corp.	494,523

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Media Conglomerates (3.1%)
67,800	Time Warner, Inc.	$1,426,512
25,963	Viacom, Inc. (Class B)*	1,080,840
		2,507,352
	Medical Specialties (0.7%)
6,990	Applera Corp. - Applied Biosystems Group	213,475
24,380	Boston Scientific Corp.*	373,989
		587,464
	Motor Vehicles (0.5%)
10,690	Honda Motor Co., Ltd. (ADR) (Japan)	387,940
	Multi-Line Insurance (0.7%)
5,740	Hartford Financial Services Group, Inc. (The)	565,447
	Oil & Gas Pipelines (0.4%)
9,290	Williams Companies, Inc. (The)	293,750
	Oil & Gas Production (1.1%)
3,100	Devon Energy Corp.	242,699
10,720	Occidental Petroleum Corp.	620,474
		863,173
	Oil Refining/Marketing (0.5%)
6,260	Marathon Oil Corp.	375,350
	Oilfield Services/Equipment (0.9%)
8,410	Schlumberger Ltd. (Netherlands Antilles)	714,345
	Packaged Software (0.9%)
34,800	Symantec Corp.*	702,960
	Pharmaceuticals: Major (9.6%)
23,390	Abbott Laboratories	1,252,535
37,160	Bristol-Myers Squibb Co.	1,172,770
6,540	GlaxoSmithKline PLC (ADR) (United Kingdom)	342,500
20,000	Lilly (Eli) & Co.	1,117,600
17,060	Pfizer, Inc.	436,224
6,990	Roche Holdings Ltd. (ADR) (Switzerland)	621,236
4,590	Sanofi-Aventis (ADR) (France)	184,839
52,940	Schering-Plough Corp.	1,611,494
16,640	Wyeth	954,138
		7,693,336
	Precious Metals (0.7%)
13,770	Newmont Mining Corp.	537,856
	Property - Casualty Insurers (2.9%)
14,600	Chubb Corp. (The)	790,444

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
18,036	St. Paul Travelers Companies, Inc. (The)	$964,926
6,520	XL Capital Ltd. (Class A) (Cayman Islands)	549,571
		2,304,941
	Regional Banks (0.6%)
11,370	Fifth Third Bancorp	452,185
	Restaurants (0.4%)
6,530	McDonald's Corp.	331,463
	Semiconductors (0.9%)
17,239	Intel Corp.	409,599
27,070	Micron Technology, Inc.*	339,187
		748,786
	Specialty Stores (0.3%)
8,142	Office Depot, Inc.*	246,703
	Telecommunication Equipment (0.8%)
43,150	Alcatel-Lucent (ADR) (France)*	604,100
	Tobacco (0.8%)
9,590	Altria Group, Inc.	672,643
Total Common Stocks (Cost $40,645,734)		53,176,424

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (6.9%)
	Aerospace & Defense (0.1%)
$82	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664%	09/15/13	$85,523
	Airlines (0.1%)
98	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	103,814
	Beverages: Alcoholic (0.2%)
70	FBG Finance Ltd. - 144A** (Australia)	5.125	06/15/15	65,709
70	Miller Brewing Co. - 144A**	4.25	08/15/08	68,961
				134,670
	Cable/Satellite TV (0.1%)
10	Comcast Cable Communications, Inc.	6.75	01/30/11	10,359
25	Comcast Cable Communications, Inc.	7.125	06/15/13	26,529
10	Comcast Corp.	7.625	02/15/08	10,117
				47,005

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Chemicals: Major Diversified (0.0%)
$40	ICI Wilmington Inc.	4.375%	12/01/08	$39,339
	Department Stores (0.1%)
65	May Department Stores Co.	6.70	07/15/34	60,605
	Drugstore Chains (0.1%)
35	CVS Caremark Corp.	5.75	06/01/17	33,831
20	CVS Corp.	5.75	08/15/11	20,017
55	CVS Lease Pass Through - 144A**	6.036	12/10/28	52,968
				106,816
	Electric Utilities (0.7%)
60	Arizona Public Service Co.	5.80	06/30/14	59,289
70	Carolina Power & Light Co.	5.125	09/15/13	67,882
20	CenterPoint Energy Resource	6.25	02/01/37	19,325
25	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	25,561
45	Consumers Energy Co.	4.80	02/17/09	44,472
40	Detroit Edison Co. (The)	6.125	10/01/10	40,743
30	Entergy Gulf States, Inc.	3.60	06/01/08	29,471
45	Entergy Gulf States, Inc.	5.76	12/01/09	45,003
65	Ohio Power Company - IBC (Series K)	6.00	06/01/16	65,173
45	Public Service Electric & Gas Co. (Series MTN B)	5.00	01/01/13	43,564
35	Texas Eastern Transmission,LP	7.00	07/15/32	38,512
55	Wisconsin Electric Power Co.	3.50	12/01/07	54,556
				533,551
	Electrical Products (0.2%)
70	Cooper Industries, Inc.	5.25	07/01/07	70,000
65	Cooper Industries, Inc.	5.25	11/15/12	63,815
				133,815
	Electronics/Appliances (0.0%)
45	LG Electronics Inc. - 144A** (South Korea)	5.00	06/17/10	43,994
	Finance/Rental/Leasing (0.6%)
50	Capmark Financial Group - 144A**	5.875	05/10/12	49,396
25	Capmark Financial Group - 144A**	6.30	05/10/17	24,646
95	Countrywide Home Loans, Inc. (Series MTN L)	3.25	05/21/08	93,128
85	Nationwide Building Society - 144A** (United Kingdom)	4.25	02/01/10	82,483
125	Residential Capital Corp.	6.375	06/30/10	123,469
75	Residential Capital LLC	5.86	06/09/08	74,257
70	SLM Corp.	4.00	01/15/10	65,182
				512,561

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Financial Conglomerates (0.2%)
$105	Bank One Corp. (Series A)	6.00%	02/17/09	$105,931
20	Brookfield Asset Management Inc.	5.80	04/25/17	19,357
30	General Electric Capital Corp. (Series A)	4.25	12/01/10	28,969
10	General Electric Capital Corp. (Series MTNA)	5.875	02/15/12	10,127
				164,384
	Food Retail (0.1%)
55	Fred Meyer, Inc.	7.45	03/01/08	55,695
	Food: Major Diversified (0.1%)
30	ConAgra Foods, Inc.	7.00	10/01/28	31,339
20	ConAgra Foods, Inc.	8.25	09/15/30	23,740
45	Sara Lee Corp.	6.125	11/01/32	40,379
				95,458
	Gas Distributors (0.1%)
45	NiSource Finance Corp.	5.93	11/23/09	45,095
	Home Improvement Chains (0.1%)
90	Home Depot Inc.	5.485	12/16/09	89,911
	Household/Personal Care (0.1%)
85	Clorox Co. (The)	5.485	12/14/07	85,052
	Industrial Conglomerates (0.1%)
50	Textron Financial Corp.	4.125	03/03/08	49,603
55	Textron Financial Corp. (Series MTN)	5.125	02/03/11	54,474
				104,077
	Insurance Brokers/Services (0.3%)
200	Farmers Exchange Capital - 144A**	7.05	07/15/28	203,161
	Major Banks (0.3%)
30	Bank of New York Co., Inc. (The)	5.20	07/01/07	30,000
55	HSBC Finance Corp.	6.75	05/15/11	57,140
45	Popular North America, Inc. (Series F)	5.65	04/15/09	44,990
130	Unicredit Luxembourg Finance S.A. - 144A**	5.405	10/24/08	130,077
				262,207
	Major Telecommunications (0.5%)
65	France Telecom S.A. (France)	8.50	03/01/31	81,907
45	SBC Communications, Inc.	6.15	09/15/34	43,285
15	Sprint Capital Corp.	8.75	03/15/32	16,893
35	Telecom Italia Capital SA (Luxembourg)	4.00	11/15/08	34,267
60	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	57,714
65	Telefonica Europe BV (Netherlands)	8.25	09/15/30	75,758
60	Verizon New England Inc.	6.50	09/15/11	61,638
				371,462

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS				COUPON RATE	MATURITY DATE	VALUE
			Managed Health Care (0.1%)
$	`	40	United Healthcare Group Inc.	5.44%	03/02/09	$40,023
	35		UnitedHealth Group Inc.	4.125	08/15/09	34,168
	5		WellPoint Inc.	3.75	12/14/07	4,961
						79,152
			Media Conglomerates (0.2%)
	110		Time Warner, Inc.	5.59	11/13/09	110,166
	65		Viacom,Inc.	6.875	04/30/36	62,990
						173,156
			Motor Vehicles (0.0%)
	35		DaimlerChrysler North American Holdings Co.	8.50	01/18/31	44,356
			Multi-Line Insurance (0.4%)
	180		AIG SunAmerica Global Financing VI - 144A**	6.30	05/10/11	184,507
	65		American General Finance Corp. (Series MTNH)	4.625	09/01/10	63,317
	35		Equitable Income Co., Inc.	6.50	04/01/08	35,252
	30		International Lease Finance Corp.	3.75	08/01/07	29,964
						313,040
			Oil & Gas Pipelines (0.1%)
	65		Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	65,283
			Oil Refining/Marketing (0.1%)
	45		Valero Energy Corp.	3.50	04/01/09	43,650
			Other Metals/Minerals (0.1%)
	70		Brascan Corp. (Canada)	7.125	06/15/12	73,613
			Property - Casualty Insurers (0.6%)
	200		Mantis Reef Ltd. - 144A** (Australia)	4.692	11/14/08	197,733
	30		Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	30,937
	55		Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371	11/16/07	54,842
	70		St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	69,972
	100		XLLIAC Global Funding - 144A**	4.80	08/10/10	97,871
						451,355
			Railroads (0.1%)
	35		Burlington North Santa Fe Railway Co.	6.125	03/15/09	35,384
	35		Union Pacific Corp.	6.625	02/01/08	35,229
	25		Union Pacific Corp. (Series E)	6.79	11/09/07	25,093
						95,706
			Real Estate Development (0.2%)
	139		World Financial Properties - 144A**	6.91	09/01/13	143,678

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Real Estate Investment Trusts (0.1%)
$90	iStar Financial Inc.	5.71%	03/09/10	$90,158
	Regional Banks (0.1%)
110	Marshall & Ilsley Bank (Series BKNT)	3.80	02/08/08	109,004
	Restaurants (0.1%)
40	Tricon Global Restaurants, Inc.	8.875	04/15/11	44,044
	Savings Banks (0.4%)
40	Household Finance Corp.	4.125	12/15/08	39,294
20	Household Finance Corp.	5.875	02/01/09	20,144
25	Household Finance Corp.	6.375	10/15/11	25,712
55	Household Finance Corp.	6.40	06/17/08	55,492
110	Sovereign BanCorp Inc.	5.59	03/23/10	110,101
55	Washington Mutual Bank	5.50	01/15/13	53,812
45	Washington Mutual Inc.	8.25	04/01/10	47,912
				352,467
	Trucks/Construction/Farm Machinery (0.1%)
20	Caterpillar Financial Services Corp. (Series F)	3.625	11/15/07	19,872
80	Caterpillar Financial Services Corp. (Series MTNF)	5.43	08/20/07	80,012
				99,884
	Wireless Telecommunications (0.1%)
70	Vodafone Group PLC (United Kingdom)	5.45	12/28/07	70,038
	Total Corporate Bonds (Cost $5,528,708)			5,526,779
	U.S. Government Obligations (9.1%)
	U.S. Treasury Bonds
25		6.125	08/15/29	28,051
410		6.375	08/15/27	468,810
1,540		7.625	02/15/25	1,961,576
200		8.125	08/15/19	252,969
590		8.125	08/15/21	760,593
200		8.50	02/15/20	261,094
425		8.75	08/15/20	567,707
	U.S. Treasury Notes
2,560	††	4.25	08/15/13	2,473,423
125		4.25	11/15/13	120,381
310		4.50	02/28/11	305,883
	Total U.S. Government Obligations (Cost $7,235,670)			7,200,487

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Mortgage-Backed Securities (6.9%)
	Federal Home Loan Mortgage Corp. Gold
$161		7.50%	09/01/25 - 06/01/32	$167,257
	Federal Home Loan Mortgage Corp.
119		6.50	03/01/33	120,702
1		7.50	08/01/30	1,211
				121,913
	Federal Home Loan Mortgage Corp. (ARM)
119		5.64	04/01/37	118,819
166		5.758	01/01/37	166,321
				285,140
	Federal National Mortgage Assoc.
232		6.50	01/01/32	235,754
169		6.99	03/01/36	173,928
513		7.00	05/01/31 - 11/01/34	530,312
437		7.013	01/01/36	448,084
188		7.037	03/01/36	193,214
212		7.457	05/01/36	218,088
207		7.469	05/01/36	212,303
210		7.50	08/01/29 - 09/01/35	219,919
169		8.00	12/01/28 - 08/01/31	178,312
				2,409,914
	Federal National Mortgage Assoc. (ARM)
46		6.539	04/01/37	46,906
119		6.08	04/01/37	119,520
235		6.945	10/01/35	242,627
240		6.948	11/01/35	248,462
240		6.977	12/01/35	248,607
401		7.025	01/01/36	410,979
161		7.481	07/01/36	165,534
296		7.495	04/01/36	304,689
230		7.498	07/01/36	235,251
411		7.509	04/01/36	427,454
				2,450,029
	Government National Mortgage Assoc.
51		7.50	08/15/23 - 08/15/29	53,267
	Total Mortgage-Backed Securities (Cost $5,506,617)			5,487,520

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Asset-Backed Securities (5.0%)
	Finance/Rental/Leasing
$149	Alliance Bancorp Trust 2007-0A1A1	5.42%	07/25/37	$149,401
112	Banc of America Securities Auto Trust 2005-WF1 A3	3.99	08/18/09	111,799
114	Capital Auto Receivables Asset Trust 2005-1 A4	4.05	07/15/09	113,456
175	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98	05/15/11	174,331
150	Capital Auto Receivables Asset Trust 2006-SN1A A3	5.31	10/20/09	149,937
175	Capital Auto Receivables Assets Trust 2007-SN1 A3B	5.38	07/15/10	175,046
100	Capital One Auto Finance Trust 2006-C A3A	5.07	07/15/11	99,712
54	Caterpillar Financial Asset Trust 2005-A A3	3.90	02/25/09	53,491
175	Caterpillar Financial Asset Trust 2006-A A3	5.57	05/25/10	175,569
13	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	13,398
125	CIT Equipment Collateral 2006-VT2 A3	5.07	02/20/10	124,608
150	Citibank Credit Card Issuance Trust 2007 - A1	5.345	03/22/12	150,091
41	CNH Equipment Trust 2005-A A3	4.02	04/15/09	40,991
186	CNH Equipment Trust 2005-B A3	4.27	01/15/10	182,978
64	DaimlerChrysler Auto Trust 2005-B A3	4.04	09/08/09	63,363
37	Ford Credit Auto Owner Trust 2005-B A3	4.02	01/15/09	37,362
100	Ford Credit Auto Owner Trust 2006-A A3	5.05	03/15/10	99,817
167	GE Equipment Small Ticket LLC 2005-2A A3 - 144A**	4.88	10/22/09	166,813
175	GS Auto Loan Trust 2006-1 A3	5.37	12/15/10	175,096
200	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76	12/17/12	195,811
125	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	123,332
100	Hertz Vehicle Financing LLC 2005-2A A2 - 144A**	4.93	02/25/10	99,363
40	Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	40,265
86	Honda Auto Receivables Owner Trust 2005-3 A3	3.87	04/20/09	85,285
125	Honda Auto Receivables Owner Trust 2005-6 A3	4.85	10/19/09	124,738
74	Hyundai Auto Receivables Trust 2005-A A3	3.98	11/16/09	73,673
100	MBNA Master Credit Card Trust 1999-B A	5.90	08/15/11	101,090
122	Merrill Auto Trust Securitization 2005-1 A3	4.10	08/25/09	121,286
88	National City Auto Receivables Trust 2004-A A4	2.88	05/15/11	86,626
98	Nissan Auto Receivables Owner Trust 2005-B A3	3.99	07/15/09	97,743
50	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	48,995
155	USAA Auto Owner Trust 2004-2 A-4	3.58	02/15/11	154,341
23	USAA Auto Owner Trust 2004-3 A3	3.16	02/17/09	23,220
47	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	46,771
17	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	17,377
130	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80	07/20/09	128,742
10	Wachovia Auto Owner Trust 2004-B A3	2.91	04/20/09	9,900
42	Wachovia Auto Owner Trust 2005-A A3	4.06	09/21/09	42,050
125	Wachovia Auto Owner Trust 2005-B A3	4.79	04/20/10	124,720
	Total Asset-Backed Securities (Cost $4,014,935)			4,002,587

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations (2.6%)
$172	American Home Mortgage Investment Trust - 2007-1 GA1C	5.51%		05/25/47	$172,336
123	Bear Stearns Mortgage Funding Trust 2006-AR5 1A1	5.48		12/25/36	123,313
120	Bear Stearns Mortgage Funding Trust 2006-AR4 A1	5.53		12/25/36	119,428
200	Countrywide Alternative Loan Trust	5.52		06/25/47	199,937
117	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	5.47	†	09/25/45	116,649
357	Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00		08/25/35	145,642
225	Federal National Mortgage Assoc. 2006-118 A2	5.38	†	12/25/36	224,074
168	Federal National Mortgage Assoc. 2006-28 1A1	5.43	†	03/25/36	168,154
2,058	Federal National Mortgage Assoc. 2006-28 1P (IO)	1.519	†	03/25/36	42,434
168	Harborview Mortgage Loan Trust 2006-14 2A1A	5.47		03/19/38	167,876
100	Resdential Accredit Loans, Inc. 2007-Q04 A1	5.52		05/25/47	100,016
99	Resdential Accredit Loans, Inc. 2007-Q04 A2	5.58		05/25/47	99,492
99	Resdential Accredit Loans, Inc. 2007-Q04 A3	5.62		05/25/47	99,477
123	Residential Accredit Loans, Inc. 2007-Q03 A3	5.58		03/25/47	123,009
200	Wamu Mortgage Pass-Through Certificates 2007-OA6 CA1B	5.55		07/25/47	200,164
	Total Collateralized Mortgage Obligations (Cost $2,026,534)				2,102,001

NUMBER OF CONTRACTS
Put Options Purchased (0.0%)
7	December/2007 @ 94.75 (Cost $1,227)	2,450

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (3.0%)
	U.S. Government Agencies & Obligations (a) (2.4%)
$1,800	Federal Home Loan Mortgage Corp.	5.14	07/18/07	1,795,374
100	U.S. Treasury Bill***	4.915	07/12/07	99,836
	Total U.S. Government Agencies & Obligations (Cost $1,895,481)			1,895,210
	Investment Company (b) (0.6%)
514	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $492,670)			492,670
	Total Short-Term Investments (Cost $2,388,151)			2,387,880

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

		VALUE
Total Investments (Cost $67,347,576) (c) (d)	100.0%	$79,886,128
Other Assets in Excess of Liabilities	0.0	37,814
Net Assets	100.0%	$79,923,942

  ADR  American Depositary Receipt.

  ARM  Adjustable Rate Mortgage.

  IO  Interest Only security.

  *  Non-income producing security.

  **  Resale is restricted to qualified institutional investors.

  ***  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $16,792.

  †  Floating rate security, rate shown is the rate in effect at June 30, 2007.

  ††  Security purchased on a forward commitment basis.

  †††  Security purchased on a forward commitment basis with approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  Securities have been designated as collateral in an amount equal to $15,360,886. in connection with securities purchased on a forward commitment basis, open futures contracts and open credit default and interest rate swap contracts.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $13,456,964 and the aggregate gross unrealized depreciation is $918,412, resulting in net unrealized appreciation of $12,538,552.

FUTURES CONTRACTS OPEN AT JUNE 30, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
25	Long	U.S. Treasury Note 2 Year, September 2007	$5,094,531	$(4,646)
36	Long	U.S. Treasury Note 5 Year, September 2007	3,746,813	(30,692)
8	Short	U.S. Treasury Note 10 Year, September 2007	(845,625)	3,040
28	Short	U.S. Treasury Bond 20 Year, September 2007	(3,017,000)	27,935
Net Unrealized Depreciation				$(4,363)

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

CREDIT DEFAULT SWAP CONTRACTS OPEN AT JUNE 30, 2007:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000's)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International The Hartford Financial Services Group Inc.	Buy	$130	0.120%	December 20, 2011	$0
Goldman Sachs International Motorola, Inc.	Buy	50	0.150	December 20, 2011	260
Goldman Sachs International Motorola, Inc.	Buy	90	0.157	December 20, 2011	450
Goldman Sachs International Southwest Airlines Co.	Buy	700	0.220	December 20, 2011	702
Goldman Sachs International Union Pacific Corporation	Buy	60	0.200	December 20, 2011	114
Goldman Sachs International Chubb Corp.	Buy	120	0.100	March 20, 2012	132
Goldman Sachs International Dell International	Buy	60	0.220	March 20, 2012	(42)
Citibank, NA, New York Tyco international Ltd	Buy	150	0.430	March 20, 2012	0
Citibank, NA, New York Tyco International Ltd	Buy	75	0.430	March 20, 2012	0
Goldman Sachs International SLM Corp.	Sell	95	0.737	June 20, 2012	(6,992)
J. P. Morgan Securities, Inc Belo Corp.	Buy	25	1.180	June 20, 2014	198
J. P. Morgan Securities, Inc Belo Corp.	Buy	60	1.300	June 20, 2014	72
Goldman Sachs International Residential Capital LLC	Sell	100	2.000	March 20, 2017	(3,760)
Net Unrealized Depreciation					$(8,866)

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

INTEREST RATE SWAP CONTRACTS OPEN AT JUNE 30, 2007:

CONTERPARTY	NOTIONAL AMOUNT(000)	PAYMENTS MADE BY PORTFOLIO	PAYMENTS RECEIVED BY PORTFOLIO	TERMINATION DATE	UNREALIZED DEPRECIATION
Citibank N. A.	$1,600	Fixed Rate 5.36%	Floating Rate 5.34%	May 24, 2017	$(39,904)
Deutsche Bank	675	Fixed Rate 5.36	Floating Rate 5.39%	May 25, 2017	(14,236)
JPMorgan Chase & Co.	1,600	Fixed Rate 5.36	Floating Rate 5.34%	May 24, 2017	(39,600)
JPMorgan Chase & Co.	850	Fixed Rate 5.36	Floating Rate 5.45%	May 29, 2017	(14,161)
Total Unrealized Depreciation					$(107,901)

SUMMARY OF INVESTMENTS

TYPE OF INVESTMENT	VALUE		PERCENT OF TOTAL INVESTMENTS
Common Stocks	$53,176,424		66.6%
U.S. Government Obligations	7,200,487		9.0
Corporate Bonds	5,526,779		6.9
Mortgage-Backed Securities	5,487,520		6.9
Asset-Backed Securities	4,002,587		5.0
Short-Term Investments	2,387,880		3.0
Collateralized Mortgage Obligations	2,102,001		2.6
Put Option Purchased	2,450		0.0
	$79,886,128	*	100.0%

*  Does not include open long futures contracts with an underlying face amount of $8,841,344 with unrealized depreciation of $35,338, open short futures contracts with an underlying face amount of $3,862,625 with unrealized appreciation of $30,975 and open swap contracts with net unrealized depreciation of $116,767.

See Notes to Financial Statements

Utilities

Portfolio of Investments  ■  June 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.4%)
	Electric Utilities (58.8%)
83,000	AES Corp. (The)*	$1,816,040
31,000	Allegheny Energy, Inc.*	1,603,940
18,000	Ameren Corp.	882,180
38,000	American Electric Power Co., Inc.	1,711,520
14,000	Cleco Corp.	343,000
20,000	Consolidated Edison, Inc.	902,400
20,000	Constellation Energy Group, Inc.	1,743,400
12,000	Covanta Holding Corp.	295,800
23,000	Dominion Resources, Inc.	1,985,130
28,000	DPL, Inc.	793,520
14,000	DTE Energy Co.	675,080
63,710	Duke Energy Corp.	1,165,893
39,000	Edison International	2,188,680
19,500	Entergy Corp.	2,093,325
33,000	Exelon Corp.	2,395,800
32,000	FirstEnergy Corp.	2,071,360
37,000	FPL Group, Inc.	2,099,380
23,000	Mirant Corp.*	980,950
26,000	NSTAR	843,700
42,000	PG&E Corp.	1,902,600
12,400	Pinnacle West Capital Corp.	494,140
25,000	PNM Resources Inc.	694,750
50,000	PPL Corp.	2,339,500
26,000	Public Service Enterprise Group	2,282,280
29,000	Reliant Energy, Inc.*	781,550
33,000	SCANA Corp.	1,263,570
43,000	Southern Co. (The)	1,474,470
30,000	TXU Corp.	2,019,000
28,000	Wisconsin Energy Corp.	1,238,440
		41,081,398
	Energy (20.4%)
36,000	AGL Resources, Inc.	1,457,280
49,620	Dynegy, Inc. (Class A)	468,413
26,000	Equitable Resources, Inc.	1,288,560
44,750	MDU Resources Group, Inc.	1,254,790

NUMBER OF SHARES		VALUE
19,000	New Jersey Resources Corp.	$969,380
53,000	NRG Energy, Inc.*	2,203,210
9,000	Peabody Energy Corp.	435,420
29,000	Questar Corp.	1,532,650
35,000	Sempra Energy	2,073,050
31,355	Spectra Energy Corp.	813,976
56,000	Williams Companies, Inc. (The)	1,770,720
		14,267,449
	Telecommunications (18.2%)
20,160	ALLTEL Corp.	1,361,808
16,000	America Movil SAB de C.V. (Series L) (ADR) (Mexico)*	990,880
26,000	American Tower Corp. (Class A)*	1,092,000
61,309	AT&T Inc.	2,544,323
19,000	Citizens Communications Co.	290,130
4,000	NII Holdings Inc.*	322,960
36,000	Qwest Communications International, Inc.*	349,200
28,000	Rogers Communications, Inc. (Class B)	1,189,720
15,400	Telefonica de Espana S.A. (ADR) (Spain)	1,028,104
32,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	1,212,480
38,394	Verizon Communications, Inc.	1,580,681
47,979	Windstream Corp.	708,170
		12,670,456
	Total Common Stocks (Cost $33,883,665)	68,019,303

See Notes to Financial Statements

Utilities

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (a) (2.5%)
	Investment Company
$1,721	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,721,365)	$1,721,365
Total Investments (Cost $35,605,030) (b)	99.9%	69,740,668
Other Assets in Excess of Liabilities	0.1	70,917
Net Assets	100.0%	$69,811,585

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $34,227,951 and the aggregate gross unrealized depreciation is $92,313, resulting in net unrealized appreciation of $34,135,638.

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	$41,081,398	58.9%
Energy	14,267,449	20.4
Telecommunications	12,670,456	18.2
Investment Company	1,721,365	2.5
	$69,740,668	100.0%

See Notes to Financial Statements

Dividend Growth

Portfolio of Investments  ■  June 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.1%)
	Aerospace & Defense (3.5%)
43,934	Boeing Co. (The)	$4,224,693
50,808	Northrop Grumman Corp.	3,956,419
		8,181,112
	Aluminum (0.7%)
38,000	Alcoa, Inc.	1,540,140
	Apparel/Footwear (1.3%)
34,349	V.F. Corp.	3,145,681
	Beverages: Alcoholic (0.9%)
27,836	Diageo PLC (ADR) (United Kingdom)	2,319,017
	Beverages: Non-Alcoholic (3.3%)
117,883	PepsiCo, Inc.	7,644,713
	Cable/Satellite TV (0.5%)
42,100	Comcast Corp. (Class A)*	1,183,852
	Chemicals: Agricultural (0.8%)
26,613	Monsanto Co.	1,797,442
	Chemicals: Major Diversified (0.5%)
22,900	E.I. du Pont de Nemours & Co.	1,164,236
	Computer Communications (2.3%)
194,929	Cisco Systems, Inc.*	5,428,773
	Computer Peripherals (2.0%)
255,931	EMC Corp.*	4,632,351
	Computer Processing Hardware (1.1%)
91,011	Dell Inc.*	2,598,364
	Contract Drilling (1.0%)
69,900	Nabors Industries, Ltd. (Bermuda)*	2,333,262
	Data Processing Services (2.1%)
102,957	Automatic Data Processing, Inc.	4,990,326
	Department Stores (0.9%)
52,276	Macy's, Inc.	2,079,539

NUMBER OF SHARES		VALUE
	Discount Stores (1.7%)
61,186	Target Corp.	$3,891,430
	Drugstore Chains (1.5%)
76,863	CVS Caremark Corp.	2,801,656
96,200	Rite Aid Corp.*	613,756
		3,415,412
	Electric Utilities (1.4%)
46,409	Exelon Corp.	3,369,293
	Electronic Production Equipment (0.5%)
59,000	Applied Materials, Inc.	1,172,330
	Financial Conglomerates (11.1%)
83,050	American Express Co.	5,080,999
155,327	Citigroup, Inc.	7,966,722
126,159	JPMorgan Chase & Co.	6,112,404
47,494	Prudential Financial, Inc.	4,617,842
38,544	UBS AG (Switzerland)	2,313,025
		26,090,992
	Food: Major Diversified (0.4%)
29,714	Kraft Foods Inc. (Class A)	1,047,418
	Home Improvement Chains (0.5%)
31,400	Home Depot, Inc. (The)	1,235,590
	Hotels/Resorts/ Cruiselines (0.6%)
21,828	Starwood Hotels & Resorts Worldwide, Inc.	1,464,004
	Household/Personal Care (3.1%)
117,062	Procter & Gamble Co. (The)	7,163,024
	Industrial Conglomerates (7.4%)
23,200	3M Co.	2,013,528
181,099	General Electric Co.	6,932,470
118,899	United Technologies Corp.	8,433,506
		17,379,504

See Notes to Financial Statements

Dividend Growth

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Information Technology Services (1.7%)
95,377	Accenture Ltd. (Class A) (Bermuda)	$4,090,720
	Integrated Oil (3.5%)
98,521	Exxon Mobil Corp.	8,263,941
	Internet Software/ Services (0.5%)
2,094	Google, Inc. (Class A)*	1,095,958
	Investment Banks/ Brokers (2.1%)
8,533	Goldman Sachs Group, Inc. (The)	1,849,528
36,301	Merrill Lynch & Co., Inc.	3,034,038
		4,883,566
	Investment Managers (2.0%)
106,605	Mellon Financial Corp.	4,690,620
	Life/Health Insurance (1.2%)
19,698	Lincoln National Corp.	1,397,573
22,332	MetLife, Inc.	1,439,967
		2,837,540
	Major Banks (0.6%)
28,478	Wachovia Corp.	1,459,497
	Major Telecommunications (3.2%)
84,736	AT&T Inc.	3,516,544
128,500	Sprint Nextel Corp.	2,661,235
34,500	Verizon Communications, Inc.	1,420,365
		7,598,144
	Managed Health Care (1.3%)
61,050	UnitedHealth Group Inc.	3,122,097
	Media Conglomerates (2.7%)
242,860	Time Warner, Inc.	5,109,774
31,092	Viacom Inc. (Class B)*	1,294,360
		6,404,134
	Medical Specialties (1.6%)
8,767	Alcon, Inc. (Switzerland)	1,182,756
22,900	Medtronic, Inc.	1,187,594

NUMBER OF SHARES		VALUE
27,058	Thermo Fisher Scientific, Inc.*	$1,399,440
		3,769,790
	Multi-Line Insurance (1.7%)
55,358	American International Group, Inc.	3,876,721
	Office Equipment/Supplies (1.2%)
62,048	Pitney Bowes Inc.	2,905,087
	Oil & Gas Production (1.0%)
39,342	XTO Energy, Inc.	2,364,454
	Oilfield Services/Equipment (3.6%)
31,816	Cameron International Corp.*	2,273,890
45,975	Schlumberger Ltd. (Netherlands Antilles)	3,905,116
39,349	Weatherford International Ltd. (Bermuda)*	2,173,639
		8,352,645
	Other Consumer Services (1.0%)
71,685	eBay, Inc.*	2,306,823
	Packaged Software (3.2%)
195,323	Microsoft Corp.	5,756,169
85,200	Oracle Corp.*	1,679,292
		7,435,461
	Pharmaceuticals: Major (8.1%)
46,677	Abbott Laboratories	2,499,553
84,719	Johnson & Johnson	5,220,385
171,784	Pfizer, Inc.	4,392,517
117,599	Wyeth	6,743,127
		18,855,582
	Property - Casualty Insurers (1.5%)
41,310	XL Capital Ltd. (Class A) (Cayman Islands)	3,482,020

See Notes to Financial Statements

Dividend Growth

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Publishing: Newspapers (0.5%)
20,400	Gannett Co., Inc.	$1,120,980
	Pulp & Paper (1.2%)
70,476	International Paper Co.	2,752,088
	Regional Banks (0.5%)
28,400	Fifth Third Bancorp	1,129,468
	Semiconductors (1.9%)
186,056	Intel Corp.	4,420,691
	Specialty Stores (0.7%)
64,687	Staples, Inc.	1,535,022
	Tobacco (2.5%)
82,779	Altria Group, Inc.	5,806,119
	Total Common Stocks (Cost $194,471,439)	229,826,973

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (a) (2.1%)
	Investment Company
$4,880	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Portfolio (Cost $4,879,672)	$4,879,672
Total Investments (Cost $199,351,111) (b)	100.2%	234,706,645
Liabilities in Excess of Other Assets	(0.2)	(491,362)
Net Assets	100.0%	$234,215,283

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $36,672,572 and the aggregate gross unrealized depreciation is $1,317,038, resulting in net unrealized appreciation of $35,355,534.

See Notes to Financial Statements

Dividend Growth

Summary of Investments  ■  June 30, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Financial Conglomerates	$26,090,992	11.1%
Pharmaceuticals: Major	18,855,582	8.0
Industrial Conglomerates	17,379,504	7.4
Oilfield Services/Equipment	8,352,645	3.6
Integrated Oil	8,263,941	3.5
Aerospace & Defense	8,181,112	3.5
Beverages: Non-Alcoholic	7,644,713	3.3
Major Telecommunications	7,598,144	3.2
Packaged Software	7,435,461	3.2
Household/Personal Care	7,163,024	3.1
Media Conglomerates	6,404,134	2.7
Tobacco	5,806,119	2.5
Computer Communications	5,428,773	2.3
Data Processing Services	4,990,326	2.1
Investment Banks/Brokers	4,883,566	2.1
Investment Company	4,879,672	2.1
Investment Managers	4,690,620	2.0
Computer Peripherals	4,632,351	2.0
Semiconductors	4,420,691	1.9
Information Technology Services	4,090,720	1.7
Discount Stores	3,891,430	1.7
Multi-Line Insurance	3,876,721	1.7
Medical Specialties	3,769,790	1.6
Property - Casualty Insurers	3,482,020	1.5
Drugstore Chains	3,415,412	1.5
Electric Utilities	3,369,293	1.4
Apparel/Footwear	3,145,681	1.3

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Managed Health Care	$3,122,097	1.3%
Office Equipment/Supplies	2,905,087	1.2
Life/Health Insurance	2,837,540	1.2
Pulp & Paper	2,752,088	1.2
Computer Processing Hardware	2,598,364	1.1
Oil & Gas Production	2,364,454	1.0
Contract Drilling	2,333,262	1.0
Beverages: Alcoholic	2,319,017	1.0
Other Consumer Services	2,306,823	1.0
Department Stores	2,079,539	0.9
Chemicals: Agricultural	1,797,442	0.8
Aluminum	1,540,140	0.7
Specialty Stores	1,535,022	0.7
Hotels/Resorts/Cruiselines	1,464,004	0.6
Major Banks	1,459,497	0.6
Home Improvement Chains	1,235,590	0.5
Cable/Satellite TV	1,183,852	0.5
Electronic Production Equipment	1,172,330	0.5
Chemicals: Major Diversified	1,164,236	0.5
Regional Banks	1,129,468	0.5
Publishing: Newspapers	1,120,980	0.4
Internet Software/Services	1,095,958	0.4
Food: Major Diversified	1,047,418	0.4
	$234,706,645	100.0%

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  June 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.3%)
	Advertising/Marketing Services (0.4%)
35,065	Interpublic Group of Companies, Inc. (The)*	$399,741
7,828	Omnicom Group, Inc.	414,258
		813,999
	Aerospace & Defense (1.8%)
4,357	Boeing Co.	418,969
5,221	General Dynamics Corp.	408,387
7,361	Goodrich Corp.	438,421
4,339	L-3 Communications Holdings, Inc.	422,575
4,238	Lockheed Martin Corp.	398,923
5,525	Northrop Grumman Corp.	430,232
3,403	Precision Castparts Corp.	412,988
7,563	Raytheon Co.	407,570
5,931	Rockwell Collins, Inc.	418,966
		3,757,031
	Agricultural Commodities/ Milling (0.2%)
12,084	Archer-Daniels-Midland Co.	399,859
	Air Freight/Couriers (0.6%)
7,809	C.H. Robinson Worldwide, Inc.	410,129
3,652	FedEx Corp.	405,262
5,561	United Parcel Service, Inc. (Class B)	405,953
		1,221,344
	Airlines (0.2%)
27,975	Southwest Airlines Co.	417,107
	Aluminum (0.2%)
10,279	Alcoa, Inc.	416,608
	Apparel/Footwear (1.2%)
8,354	Coach, Inc.*	395,896
14,021	Jones Apparel Group, Inc.	396,093
10,978	Liz Claiborne, Inc.	409,479

NUMBER OF SHARES		VALUE
7,614	Nike, Inc. (Class B)	$443,820
4,511	Polo Ralph Lauren Corp.	442,574
4,569	V.F. Corp.	418,429
		2,506,291
	Apparel/Footwear Retail (1.0%)
5,231	Abercrombie & Fitch Co. (Class A)	381,758
22,011	Gap, Inc. (The)	420,410
15,507	Limited Brands, Inc.	425,667
7,946	Nordstrom, Inc.	406,200
14,759	TJX Companies, Inc. (The)	405,873
		2,039,908
	Auto Parts: O.E.M. (0.4%)
4,543	Eaton Corp.	422,499
3,769	Johnson Controls, Inc.	436,337
		858,836
	Automotive Aftermarket (0.2%)
12,107	Goodyear Tire & Rubber Co. (The)*	420,839
	Beverages: Alcoholic (0.8%)
8,085	Anheuser-Busch Companies, Inc.	421,714
5,888	Brown-Forman Corp. (Class B)	430,295
17,810	Constellation Brands Inc. (Class A)*	432,427
4,559	Molson Coors Brewing Co. (Class B)	421,525
		1,705,961
	Beverages: Non-Alcoholic (0.8%)
8,291	Coca-Cola Co. (The)	433,702
18,471	Coca-Cola Enterprises Inc.	443,304
12,503	Pepsi Bottling Group, Inc. (The)	421,101
6,454	PepsiCo, Inc.	418,542
		1,716,649

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Biotechnology (1.2%)
6,891	Amgen Inc.*	$381,003
8,331	Biogen Idec Inc.*	445,708
6,828	Celgene Corp.*	391,449
6,392	Genzyme Corp.*	411,645
10,580	Gilead Sciences, Inc.*	410,187
5,587	Millipore Corp.*	419,528
		2,459,520
	Broadcasting (0.2%)
11,153	Clear Channel Communications, Inc.	421,806
	Building Products (0.4%)
7,139	American Standard Companies, Inc.	421,058
14,326	Masco Corp.	407,861
		828,919
	Cable/Satellite TV (0.4%)
15,142	Comcast Corp. (Class A)*	425,793
17,477	DIRECTV Group, Inc. (The)*	403,893
		829,686
	Casino/Gaming (0.4%)
4,845	Harrah's Entertainment, Inc.	413,085
10,382	International Game Technology	412,165
		825,250
	Chemicals: Agricultural (0.2%)
6,593	Monsanto Co.	445,291
	Chemicals: Major Diversified (1.0%)
8,949	Dow Chemical Co. (The)	395,725
8,106	Du Pont (E.I.) de Nemours & Co.	412,109
6,614	Eastman Chemical Co.	425,479
21,032	Hercules Inc.*	413,279
7,818	Rohm & Haas Co.	427,488
		2,074,080
	Chemicals: Specialty (0.8%)
5,234	Air Products & Chemicals, Inc.	420,656
6,518	Ashland Inc.	416,826

NUMBER OF SHARES		VALUE
5,942	Praxair, Inc.	$427,765
10,019	Sigma-Aldrich Corp.	427,511
		1,692,758
	Coal (0.4%)
8,918	CONSOL Energy, Inc.	411,209
8,178	Peabody Energy Corp.	395,652
		806,861
	Commercial Printing/ Forms (0.2%)
9,794	Donnelley (R.R.) & Sons Co.	426,137
	Computer Communications (0.8%)
24,934	Avaya Inc.*	419,888
15,169	Cisco Systems, Inc.*	422,457
16,762	Juniper Networks, Inc.*	421,900
23,759	QLogic Corp.*	395,587
		1,659,832
	Computer Peripherals (0.6%)
24,646	EMC Corp.*	446,093
7,875	Lexmark International, Inc. (Class A)*	388,316
12,755	Network Appliance, Inc.*	372,446
5,600	Seagate Technology Inc. (Escrow) (a)*	0
		1,206,855
	Computer Processing Hardware (1.0%)
3,549	Apple Inc.*	433,120
15,376	Dell Inc.*	438,985
9,366	Hewlett-Packard Co.	417,911
8,122	NCR Corp.*	426,730
80,545	Sun Microsystems, Inc.*	423,667
		2,140,413
	Construction Materials (0.2%)
3,521	Vulcan Materials Co.	403,295

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Containers/Packaging (1.0%)
7,817	Ball Corp.	$415,630
12,211	Bemis Company, Inc.	405,161
12,496	Pactiv Corp.*	398,497
13,045	Sealed Air Corp.	404,656
6,854	Temple-Inland Inc.	421,727
		2,045,671
	Contract Drilling (1.0%)
6,814	ENSCO International Inc.	415,722
12,125	Nabors Industries, Ltd. (Bermuda)*	404,733
4,484	Noble Corp. (Cayman Islands)	437,280
10,486	Rowan Companies, Inc.	429,716
4,158	Transocean Inc. (Cayman Islands)*	440,665
		2,128,116
	Data Processing Services (1.7%)
7,257	Affiliated Computer Services, Inc. (Class A)*	411,617
8,367	Automatic Data Processing, Inc.	405,548
7,606	Computer Sciences Corp.*	449,895
16,474	Convergys Corp.*	399,330
7,917	Fidelity National Information Services, Inc.	429,735
13,161	First Data Corp.	429,970
7,310	Fiserv, Inc.*	415,208
10,190	Paychex, Inc.	398,633
18,243	Western Union Co.	380,002
		3,719,938
	Department Stores (0.8%)
11,933	Dillard's, Inc. (Class A)	428,753
5,694	Kohl's Corp.*	404,445
10,443	MACY*S Inc.	415,423
5,375	Penney (J.C.) Co., Inc.	389,043
		1,637,664
	Discount Stores (1.4%)
13,460	Big Lots, Inc.*	395,993
7,553	Costco Wholesale Corp.	442,002

NUMBER OF SHARES		VALUE
19,192	Dollar General Corp.	$420,689
12,197	Family Dollar Stores, Inc.	418,601
2,318	Sears Holdings Corp.*	392,901
6,703	Target Corp.	426,311
8,737	Wal-Mart Stores, Inc.	420,337
		2,916,834
	Drugstore Chains (0.4%)
11,364	CVS Corp.	414,218
9,190	Walgreen Co.	400,133
		814,351
	Electric Utilities (5.0%)
18,817	AES Corp. (The)*	411,716
8,119	Allegheny Energy, Inc.*	420,077
8,066	Ameren Corp.	395,315
8,809	American Electric Power Co., Inc.	396,757
23,193	CenterPoint Energy, Inc.	403,558
23,779	CMS Energy Corp.	408,999
8,587	Consolidated Edison, Inc.	387,445
4,750	Constellation Energy Group, Inc.	414,058
4,766	Dominion Resources, Inc.	411,353
8,328	DTE Energy Co.	401,576
21,430	Duke Energy Corp.	392,169
7,605	Edison International	426,793
3,806	Entergy Corp.	408,574
5,741	Exelon Corp.	416,797
6,416	FirstEnergy Corp.	415,308
6,794	FPL Group, Inc.	385,492
7,634	Integrys Energy Group, Inc.	387,273
8,632	PG&E Corp.	391,030
9,242	Pinnacle West Capital Corp.	368,294
9,157	PPL Corp.	428,456
8,515	Progress Energy, Inc.	388,199
4,814	Public Service Enterprise Group	422,573
11,422	Southern Co. (The)	391,660
23,703	TECO Energy, Inc.	407,218
6,301	TXU Corp.	424,057
18,616	Xcel Energy, Inc.	381,070
		10,485,817

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electrical Products (0.6%)
7,495	Cooper Industries Ltd. (Class A) (Bermuda)	$427,890
8,780	Emerson Electric Co.	410,904
13,464	Molex Inc.	404,055
		1,242,849
	Electronic Components (0.9%)
19,764	Jabil Circuit, Inc.	436,191
6,936	MEMC Electronic Materials, Inc.*	423,928
9,216	SanDisk Corp.*	451,031
63,614	Sanmina-SCI Corp.*	199,112
112,826	Solectron Corp.*	415,200
		1,925,462
	Electronic Equipment/ Instruments (1.0%)
11,044	Agilent Technologies, Inc.*	424,531
29,305	JDS Uniphase Corp.*	393,566
6,124	Rockwell Automation, Inc.	425,251
13,342	Tektronix, Inc.	450,159
22,637	Xerox Corp.*	418,332
		2,111,839
	Electronic Production Equipment (0.8%)
21,542	Applied Materials, Inc.	428,039
7,620	KLA-Tencor Corp.	418,719
13,437	Novellus Systems, Inc.*	381,208
24,234	Teradyne, Inc.*	426,034
		1,654,000
	Electronics/Appliance Stores (0.5%)
8,515	Best Buy Co., Inc.	397,395
24,356	Circuit City Stores - Circuit City Group	367,288
12,459	RadioShack Corp.	412,891
		1,177,574
	Electronics/Appliances (0.6%)
14,589	Eastman Kodak Co.	406,012

NUMBER OF SHARES		VALUE
3,665	Harman International Industries, Inc.	$428,072
3,728	Whirlpool Corp.	414,554
		1,248,638
	Engineering & Construction (0.2%)
3,899	Fluor Corp.	434,232
	Environmental Services (0.4%)
30,741	Allied Waste Industries, Inc.*	413,774
10,834	Waste Management, Inc.	423,068
		836,842
	Finance/Rental/Leasing (1.3%)
5,299	Capital One Financial Corp.	415,653
7,362	CIT Group, Inc.	403,658
11,018	Countrywide Financial Corp.	400,504
6,220	Fannie Mae	406,353
6,472	Freddie Mac	392,850
7,899	Ryder System, Inc.	424,966
7,498	SLM Corp.	431,735
		2,875,719
	Financial Conglomerates (0.9%)
6,705	American Express Co.	410,212
7,777	Citigroup, Inc.	398,882
8,400	JPMorgan Chase & Co.	406,980
6,860	Principal Financial Group, Inc.	399,869
4,209	Prudential Financial, Inc.	409,241
		2,025,184
	Financial Publishing/ Services (0.6%)
9,668	Equifax, Inc.	429,453
6,023	McGraw-Hill Companies, Inc. (The)	410,046
6,095	Moody's Corp.	379,109
		1,218,608
	Food Distributors (0.2%)
12,185	SYSCO Corp.	401,983

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food Retail (0.7%)
13,951	Kroger Co. (The)	$392,442
11,859	Safeway Inc.	403,562
9,027	SUPERVALU, Inc.	418,131
10,256	Whole Foods Market, Inc.	392,805
		1,606,940
	Food: Major Diversified (1.4%)
10,329	Campbell Soup Co.	400,868
16,191	ConAgra Foods Inc.	434,890
7,039	General Mills, Inc.	411,218
8,720	Heinz (H.J.) Co.	413,938
8,022	Kellogg Co.	415,459
11,519	Kraft Foods Inc. (Class A)	406,045
23,889	Sara Lee Corp.	415,669
		2,898,087
	Food: Meat/Fish/Dairy (0.4%)
13,024	Dean Foods Co.*	415,075
18,980	Tyson Foods, Inc. (Class A)	437,299
		852,374
	Food: Specialty/Candy (0.6%)
7,965	Hershey Co. (The)	403,188
10,812	McCormick & Co., Inc. (Non-Voting)	412,802
7,560	Wrigley (Wm.) Jr. Co.	418,144
		1,234,134
	Forest Products (0.2%)
5,114	Weyerhaeuser Co.	403,648
	Gas Distributors (1.3%)
43,862	Dynegy, Inc. (Class A)*	414,057
9,830	KeySpan Corp.	412,663
8,928	Nicor Inc.	383,190
18,919	NiSource, Inc.	391,812
7,716	Questar Corp.	407,791
6,802	Sempra Energy	402,882
16,063	Spectra Energy Corp.	416,995
		2,829,390

NUMBER OF SHARES		VALUE
	Home Building (0.9%)
9,289	Centex Corp.	$372,489
19,043	D.R. Horton, Inc.	379,527
9,314	KB Home	366,692
9,740	Lennar Corp. (Class A)	356,094
16,342	Pulte Homes, Inc.	366,878
		1,841,680
	Home Furnishings (0.4%)
17,178	Leggett & Platt, Inc.	378,775
13,878	Newell Rubbermaid, Inc.	408,430
		787,205
	Home Improvement Chains (0.6%)
10,718	Home Depot, Inc. (The)	421,753
12,928	Lowe's Companies, Inc.	396,760
6,162	Sherwin-Williams Co.	409,588
		1,228,101
	Hospital/Nursing Management (0.4%)
6,566	Manor Care, Inc.	428,694
60,661	Tenet Healthcare Corp.*	394,903
		823,597
	Hotels/Resorts/Cruiselines (0.9%)
8,511	Carnival Corp. (Panama)†	415,081
11,681	Hilton Hotels Corp.	390,963
8,738	Marriott International, Inc. (Class A)	377,831
5,967	Starwood Hotels & Resorts Worldwide, Inc.	400,207
11,418	Wyndham Worldwide Corp.*	414,017
		1,998,099

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Household/Personal Care (1.3%)
10,782	Avon Products, Inc.	$396,238
6,368	Clorox Co. (The)	395,453
6,210	Colgate-Palmolive Co.	402,719
8,829	Estee Lauder Companies, Inc. (The) (Class A)	401,808
8,260	International Flavors & Fragrances, Inc.	430,676
6,037	Kimberly-Clark Corp.	403,815
6,501	Procter & Gamble Co. (The)	397,796
		2,828,505
	Industrial Conglomerates (1.8%)
4,877	3M Co.	423,275
5,651	Danaher Corp.	426,651
11,211	General Electric Co.**	429,157
7,264	Honeywell International, Inc.	408,818
8,167	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	447,715
6,164	ITT Corp.	420,878
3,896	Textron, Inc.	428,989
12,459	Tyco International Ltd. (Bermuda)	420,990
5,938	United Technologies Corp.	421,182
		3,827,655
	Industrial Machinery (0.4%)
7,724	Illinois Tool Works Inc.	418,564
4,274	Parker Hannifin Corp.	418,467
		837,031
	Industrial Specialties (0.4%)
9,323	Ecolab Inc.	398,092
5,703	PPG Industries, Inc.	434,055
		832,147

NUMBER OF SHARES		VALUE
	Information Technology Services (1.0%)
12,470	Citrix Systems, Inc.*	$419,865
5,147	Cognizant Technology Solutions Corp. (Class A)*	386,488
14,728	Electronic Data Systems Corp.	408,407
4,069	International Business Machines Corp.	428,262
48,966	Unisys Corp.*	447,549
		2,090,571
	Insurance Brokers/ Services (0.4%)
10,076	AON Corp.	429,338
13,352	Marsh & McLennan Companies, Inc.	412,310
		841,648
	Integrated Oil (1.0%)
5,141	Chevron Corp.	433,078
5,311	ConocoPhillips	416,914
4,976	Exxon Mobil Corp.	417,387
7,010	Hess Corp.	413,310
7,142	Murphy Oil Corp.	424,520
		2,105,209
	Internet Retail (0.4%)
5,906	Amazon.com, Inc.*	404,029
11,841	IAC/InterActiveCorp*	409,817
		813,846
	Internet Software/ Services (0.6%)
845	Google, Inc. (Class A)*	442,256
14,584	VeriSign, Inc.*	462,750
14,894	Yahoo!, Inc.*	404,074
		1,309,080

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Investment Banks/ Brokers (1.7%)
6,472	Ameriprise Financial, Inc.	$411,425
2,710	Bear Stearns Companies, Inc. (The)	379,400
779	Chicago Mercantile Exchange Holdings Inc.	416,266
17,684	E*TRADE Group, Inc.*	390,640
1,870	Goldman Sachs Group, Inc. (The)	405,323
5,411	Lehman Brothers Holdings Inc.	403,228
4,739	Merrill Lynch & Co., Inc.	396,086
4,833	Morgan Stanley (Note 4)	405,392
19,615	Schwab (Charles) Corp. (The)	402,500
		3,610,260
	Investment Managers (1.4%)
10,864	Federated Investors, Inc. (Class B)	416,417
3,233	Franklin Resources, Inc.	428,276
15,201	Janus Capital Group, Inc.*	423,196
4,224	Legg Mason, Inc.	415,557
9,555	Mellon Financial Corp.	420,420
8,003	Price (T.) Rowe Group, Inc.	415,276
6,089	State Street Corp.	416,488
		2,935,630
	Life/Health Insurance (1.2%)
8,154	AFLAC Inc.	419,116
11,851	Genworth Financial Inc. (Class A)	407,674
5,919	Lincoln National Corp.	419,953
6,406	MetLife, Inc.	413,059
6,202	Torchmark Corp.	415,534
16,240	UnumProvident Corp.	424,026
		2,499,362
	Major Banks (2.4%)
8,122	Bank of America Corp.	397,084
10,147	Bank of New York Co., Inc. (The)	420,492
9,745	BB&T Corp.	396,427
6,843	Comerica, Inc.	406,953
18,150	Huntington Bancshares, Inc.	412,731

NUMBER OF SHARES		VALUE
11,280	KeyCorp	$387,242
11,946	National City Corp.	398,041
5,517	PNC Financial Services Group	394,907
11,790	Regions Financial Corp.	390,249
4,734	SunTrust Banks, Inc.	405,893
11,921	U.S. Bancorp	392,797
7,525	Wachovia Corp.	385,656
11,386	Wells Fargo & Co.	400,446
		5,188,918
	Major Telecommunications (1.0%)
6,314	ALLTEL Corp.	426,511
10,616	AT&T Inc.	440,564
6,754	Embarq Corp.	428,001
19,378	Sprint Nextel Corp.	401,318
9,947	Verizon Communications, Inc.	409,518
		2,105,912
	Managed Health Care (1.2%)
8,513	Aetna, Inc.	420,542
7,881	CIGNA Corp.	411,546
7,074	Coventry Health Care, Inc.*	407,816
6,955	Humana, Inc.*	423,629
7,689	UnitedHealth Group Inc.	393,215
5,139	WellPoint Inc.*	410,246
		2,466,994
	Media Conglomerates (1.0%)
12,751	CBS Corp. (Class B)	424,863
11,831	Disney (Walt) Co. (The)	403,910
18,281	News Corp. (Class A)	387,740
19,774	Time Warner, Inc.	416,045
9,821	Viacom, Inc. (Class B)*	408,848
		2,041,406
	Medical Distributors (0.8%)
8,056	AmerisourceBergen Corp.	398,530
5,815	Cardinal Health, Inc.	410,772
6,754	McKesson Corp.	402,809
11,609	Patterson Companies, Inc.*	432,667
		1,644,778

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Medical Specialties (3.3%)
13,997	Applera Corp. - Applied Biosystems Group	$427,468
4,862	Bard (C.R.), Inc.	401,747
6,195	Bausch & Lomb, Inc.	430,181
7,388	Baxter International, Inc.	416,240
5,443	Becton, Dickinson & Co.	405,503
9,390	Biomet, Inc.	429,311
25,974	Boston Scientific Corp.*	398,441
10,360	Hospira, Inc.*	404,454
7,882	Medtronic, Inc.	408,761
9,098	Pall Corp.	418,417
15,938	PerkinElmer, Inc.	415,344
9,721	St. Jude Medical, Inc.*	403,324
6,209	Stryker Corp.	391,726
7,944	Thermo Fisher Scientific, Inc.*	410,864
9,928	Varian Medical Systems, Inc.*	422,039
7,007	Waters Corp.*	415,936
4,738	Zimmer Holdings, Inc.*	402,209
		7,001,965
	Miscellaneous Commercial Services (0.2%)
10,078	Cintas Corp.	397,375
	Miscellaneous Manufacturing (0.2%)
8,014	Dover Corp.	409,916
	Motor Vehicles (0.6%)
47,938	Ford Motor Co.*	451,576
12,337	General Motors Corp.	466,339
6,689	Harley-Davidson, Inc.	398,731
		1,316,646
	Multi-Line Insurance (0.8%)
5,761	American International Group, Inc.	403,443
4,187	Hartford Financial Services Group, Inc. (The) (Note 4)	412,461
8,091	Loews Corp.	412,479
6,513	SAFECO Corp.	405,499
		1,633,882

NUMBER OF SHARES		VALUE
	Office Equipment/ Supplies (0.4%)
6,160	Avery Dennison Corp.	$409,517
8,844	Pitney Bowes, Inc.	414,076
		823,593
	Oil & Gas Pipelines (0.4%)
25,036	El Paso Corp.	431,370
13,455	Williams Companies, Inc. (The)	425,447
		856,817
	Oil & Gas Production (1.3%)
7,941	Anadarko Petroleum Corp.	412,852
4,898	Apache Corp.	399,628
11,458	Chesapeake Energy Corp.	396,447
5,192	Devon Energy Corp.	406,482
5,313	EOG Resources, Inc.	388,168
7,210	Occidental Petroleum Corp.	417,315
6,731	XTO Energy Inc.	404,533
		2,825,425
	Oil Refining/Marketing (0.6%)
6,454	Marathon Oil Corp.	386,982
5,035	Sunoco, Inc.	401,189
5,590	Valero Energy Corp.	412,877
		1,201,048
	Oilfield Services/ Equipment (1.4%)
4,859	Baker Hughes Inc.	408,788
14,272	BJ Services Co.	405,896
11,641	Halliburton Co.	401,615
3,994	National Oilwell-Varco, Inc.*	416,335
5,054	Schlumberger Ltd. (Netherlands Antilles)	429,287
7,097	Smith International, Inc.	416,168
7,401	Weatherford International Ltd. (Bermuda)*	408,831
		2,886,920

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Consumer Services (0.6%)
8,707	Apollo Group, Inc. (Class A)*	$508,750
18,448	Block (H&R), Inc.	431,130
12,695	eBay, Inc.*	408,525
		1,348,405
	Other Consumer Specialties (0.2%)
5,054	Fortune Brands, Inc.	416,298
	Packaged Software (2.0%)
9,834	Adobe Systems, Inc.*	394,835
9,498	Autodesk, Inc.*	447,166
12,727	BMC Software, Inc.*	385,628
16,057	CA Inc.	414,752
36,207	Compuware Corp.*	429,415
13,722	Intuit Inc.*	412,758
14,094	Microsoft Corp. **	415,350
53,855	Novell, Inc.*	419,530
21,531	Oracle Corp.*	424,376
21,706	Symantec Corp.*	438,461
		4,182,271
	Personnel Services (0.4%)
9,047	Monster Worldwide, Inc.*	371,832
11,455	Robert Half International, Inc.	418,108
		789,940
	Pharmaceuticals: Generic Drugs (0.6%)
8,162	Barr Pharmaceuticals Inc.*	409,977
21,927	Mylan Laboratories, Inc.	398,852
13,392	Watson Pharmaceuticals, Inc.*	435,642
		1,244,471
	Pharmaceuticals: Major (1.6%)
7,658	Abbott Laboratories	410,086
13,901	Bristol-Myers Squibb Co.	438,715
6,480	Johnson & Johnson	399,298
7,438	Lilly (Eli) & Co.	415,635
8,429	Merck & Co., Inc.	419,764

NUMBER OF SHARES		VALUE
15,824	Pfizer, Inc.	$404,620
13,798	Schering-Plough Corp.	420,011
7,355	Wyeth	421,736
		3,329,865
	Pharmaceuticals: Other (0.6%)
6,958	Allergan, Inc.	401,059
8,467	Forest Laboratories, Inc.*	386,519
19,777	King Pharmaceuticals, Inc.*	404,637
		1,192,215
	Precious Metals (0.4%)
5,065	Freeport-McMoRan Copper & Gold, Inc. (Class B)	419,483
10,061	Newmont Mining Corp.	392,983
		812,466
	Property - Casualty Insurers (1.4%)
6,685	ACE Ltd. (Cayman Islands)	417,946
6,627	Allstate Corp. (The)	407,627
7,767	Chubb Corp. (The)	420,505
9,029	Cincinnati Financial Corp.	391,859
17,967	Progressive Corp. (The)	429,950
7,578	St. Paul Travelers Companies, Inc. (The)	405,423
5,126	XL Capital Ltd. (Class A) (Cayman Islands)	432,071
		2,905,381
	Publishing: Books/ Magazines (0.2%)
6,907	Meredith Corp.	425,471
	Publishing: Newspapers (0.9%)
7,246	Dow Jones & Co., Inc.	416,283
7,070	Gannett Co., Inc.	388,497
16,510	New York Times Co. (The) (Class A)	419,354
9,044	Scripps (E.W.) Co. (Class A)	413,220
13,566	Tribune Co.	398,840
		2,036,194

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pulp & Paper (0.4%)
11,156	International Paper Co.	$435,642
12,056	MeadWestvaco Corp.	425,818
		861,460
	Railroads (0.8%)
4,679	Burlington Northern Santa Fe Corp.	398,370
9,490	CSX Corp.	427,809
7,652	Norfolk Southern Corp.	402,266
3,556	Union Pacific Corp.	409,473
		1,637,918
	Real Estate Development (0.2%)
10,853	CB Richard Ellis Group, Inc. (Class A)*	396,134
	Real Estate Investment Trusts (2.4%)
7,898	Apartment Investment & Management Co. (Class A)	398,217
7,160	Archstone-Smith Trust	423,228
3,141	AvalonBay Communities, Inc.	373,402
3,717	Boston Properties, Inc.	379,617
7,186	Developers Diversified Realty Corp.	378,774
8,634	Equity Residential	393,969
17,005	Host Hotels & Resorts Inc.	393,156
9,557	Kimco Realty Corp.	363,835
9,982	Plum Creek Timber Co., Inc.	415,850
6,598	ProLogis	375,426
4,898	Public Storage, Inc.	376,264
4,103	Simon Property Group, Inc.	381,743
3,490	Vornado Realty Trust	383,342
		5,036,823
	Recreational Products (0.8%)
12,569	Brunswick Corp.	410,126
8,056	Electronic Arts Inc.*	381,210
13,601	Hasbro, Inc.	427,207
15,735	Mattel, Inc.	397,938
		1,616,481

NUMBER OF SHARES		VALUE
	Regional Banks (1.7%)
12,204	Commerce Bancorp, Inc.	$451,426
6,025	Compass Bancshares, Inc.	415,605
9,929	Fifth Third Bancorp	394,876
10,470	First Horizon National Corp.	408,330
3,740	M&T Bank Corp.	399,806
8,490	Marshall & Ilsley Corp.	404,379
6,541	Northern Trust Corp.	420,194
12,739	Synovus Financial Corp.	391,087
5,058	Zions Bancorporation	389,011
		3,674,714
	Restaurants (0.9%)
9,125	Darden Restaurants, Inc.	401,409
8,196	McDonald's Corp.	416,029
14,647	Starbucks Corp.*	384,337
10,763	Wendy's International, Inc.	395,540
12,536	Yum! Brands, Inc.	410,178
		2,007,493
	Savings Banks (0.6%)
31,902	Hudson City Bancorp, Inc.	389,842
17,966	Sovereign Bancorp, Inc.	379,801
9,659	Washington Mutual, Inc.	411,860
		1,181,503
	Semiconductors (2.7%)
29,842	Advanced Micro Devices, Inc.*	426,741
18,624	Altera Corp.	412,149
11,357	Analog Devices, Inc.	427,477
12,970	Broadcom Corp. (Class A)*	379,372
17,641	Intel Corp.	419,150
11,715	Linear Technology Corp.	423,849
49,303	LSI Logic Corp.*	370,266
12,694	Maxim Integrated Products, Inc.	424,107
33,671	Micron Technology, Inc.*	421,898
14,993	National Semiconductor Corp.	423,852
10,812	NVIDIA Corp.*	446,644
33,015	PMC - Sierra, Inc.*	255,206
11,601	Texas Instruments Inc.	436,546
15,538	Xilinx, Inc.	415,952
		5,683,209

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Services to the Health Industry (1.0%)
8,454	Express Scripts, Inc.*	$422,785
13,065	IMS Health Inc.	419,778
5,350	Laboratory Corp. of America Holdings*	418,691
5,319	Medco Health Solutions, Inc.*	414,829
8,051	Quest Diagnostics Inc.	415,834
		2,091,917
	Specialty Insurance (0.7%)
4,596	Ambac Financial Group, Inc.	400,725
6,888	Assurant, Inc.	405,841
6,290	MBIA Inc.	391,364
6,744	MGIC Investment Corp.	383,464
		1,581,394
	Specialty Stores (1.3%)
18,963	AutoNation, Inc.*	425,530
3,112	AutoZone, Inc.*	425,161
10,715	Bed Bath & Beyond Inc.*	385,633
11,712	Office Depot, Inc.*	354,874
9,708	OfficeMax Inc.	381,524
16,277	Staples, Inc.	386,253
8,674	Tiffany & Co.	460,242
		2,819,217
	Specialty Telecommunications (0.8%)
8,714	CenturyTel, Inc.	427,422
28,365	Citizens Communications Co.	433,133
43,477	Qwest Communications International, Inc.*	421,727
28,102	Windstream Corp.	414,786
		1,697,068
	Steel (0.6%)
3,880	Allegheny Technologies, Inc.	406,934
6,568	Nucor Corp.	385,213
3,682	United States Steel Corp.	400,418
		1,192,565

NUMBER OF SHARES		VALUE
	Telecommunication Equipment (1.0%)
6,294	ADC Telecommunications, Inc.*	$115,369
12,445	Ciena Corp.*	449,638
16,234	Corning, Inc.*	414,779
22,166	Motorola, Inc.	392,338
9,541	QUALCOMM, Inc.	413,984
38,674	Tellabs, Inc.*	416,132
		2,202,240
	Tobacco (0.6%)
5,756	Altria Group, Inc.	403,726
6,489	Reynolds American, Inc.	423,083
7,657	UST, Inc.	411,257
		1,238,066
	Tools/Hardware (0.6%)
4,599	Black & Decker Corp.	406,138
8,051	Snap-On, Inc.	406,656
6,947	Stanley Works (The)	421,683
		1,234,477
	Trucks/Construction/Farm Machinery (1.0%)
5,272	Caterpillar Inc.	412,798
4,386	Cummins Inc.	443,907
3,512	Deere & Co.	424,039
4,717	PACCAR, Inc.	410,568
5,037	Terex Corp.*	409,508
		2,100,820
	Wholesale Distributors (0.4%)
8,364	Genuine Parts Co.	414,854
4,766	Grainger (W.W.), Inc.	443,476
		858,330
	Total Common Stocks (Cost $107,782,532)	205,027,056

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF WARRANTS		VALUE
	WARRANT (0.0%)
	Aerospace & Defense
111	Raython Co. (06/16/11) (Cost $1,354)*	$2,047
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (b) (2.5%)
	Investment Company
$5,317	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $5,317,286)	5,317,286
Total Investments (Cost $113,101,172) (c) (d)	99.8%	210,346,389
Other Assets in Excess of Liabilities	0.2	470,809
Net Assets	100.0%	$210,817,198

  *  Non-income producing security.

  **  A portion of this security is physically segregated in connection with open futures contracts in the amount of $201,000.

  †  Consists of one or more class of securities traded together as a unit. Stocks with attached paired trust shares.

  (a)  A security with total market value equal to $0 has been valued at its fair value as determind in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  Securities have been designated as collateral in an amount equal to $5,528,687 in connection with open futures contracts.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $99,043,291, and the aggregate gross unrealized depreciation is $1,798,074, resulting in net unrealized appreciation of $97,245,217.

FUTURES CONTRACTS OPEN AT JUNE 30, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
5	Long	S&P 500 Index, September 2007	$1,894,250	$(8,954)
4	Long	S&P Midcap 400 Index, September 2007	1,808,400	(9,813)
20	Long	S&P 500 Mini Index, September 2007	1,515,400	(32,213)
5	Long	S&P Midcap 400 Mini Index, September 2007	452,100	(8,637)
Total Unrealized Depreciation				$(59,617)

See Notes to Financial Statements

Equally-Weighted S&P 500

Summary of Investments  ■  June 30, 2007 (unaudited)

SECTOR	VALUE	PERCENT OF TOTAL INVESTMENTS
Finance	$36,386,552	17.3%
Electronic Technology	22,342,928	10.6
Health Technology	15,228,036	7.2
Retail Trade	15,054,435	7.2
Consumer Non-Durables	14,980,067	7.1
Utilities	13,315,207	6.3
Consumer Services	11,933,810	5.7
Technology Services	11,301,860	5.4
Producer Manufacturing	10,929,619	5.2
Consumer Durables	8,882,264	4.2
Process Industries	8,351,266	4.0
Industrial Services	7,142,927	3.4
Energy Minerals	6,938,543	3.3

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Health Services	$5,382,508		2.6%
Investment Company	5,317,286		2.5
Communications	3,802,980		1.8
Commercial Services	3,646,059		1.7
Transportation	3,276,369		1.6
Non-Energy Minerals	3,228,582		1.5
Distribution Services	2,905,091		1.4
	$210,346,389	*	100.0%

*  Does not include open futures contracts with an underlying face amount of $5,670,150 with total unrealized depreciation of $59,617.

See Notes to Financial Statements

Growth

Portfolio of Investments  ■  June 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.2%)
	Air Freight/Couriers (3.6%)
20,057	C.H. Robinson Worldwide, Inc.	$1,053,394
17,720	Expeditors International of Washington, Inc.	731,836
		1,785,230
	Apparel/Footwear (1.5%)
12,797	Nike, Inc. (Class B)	745,937
	Apparel/Footwear Retail (1.7%)
11,975	Abercrombie & Fitch Co. (Class A)	873,935
	Biotechnology (1.5%)
9,889	Genentech, Inc.*	748,202
	Broadcasting (2.9%)
53,291	Grupo Televisa S.A. (ADR) (Mexico)	1,471,364
	Casino/Gaming (2.5%)
14,025	Wynn Resorts, Ltd.*	1,257,902
	Chemicals: Agricultural (6.0%)
44,546	Monsanto Co.	3,008,637
	Computer Peripherals (0.0%)
20,100	Seagate Technology Inc. (Escrow) (a)	0
	Computer Processing Hardware (2.6%)
10,763	Apple Inc.*	1,313,517
	Construction Materials (1.5%)
19,885	Cemex SAB de C.V. (ADR) (Mexico)*	733,756
	Discount Stores (7.6%)
24,904	Costco Wholesale Corp.	1,457,382
13,779	Sears Holdings Corp.*	2,335,540
		3,792,922

NUMBER OF SHARES		VALUE
	Financial Conglomerates (10.3%)
35,198	American Express Co.	$2,153,414
75,304	Brookfield Asset Management Inc. (Class A) (Canada)	3,004,630
		5,158,044
	Financial Publishing/ Services (3.9%)
7,722	McGraw-Hill Companies, Inc. (The)	525,714
22,641	Moody's Corp.	1,408,270
		1,933,984
	Food Retail (1.5%)
29,535	Tesco PLC (ADR) (United Kingdom)	743,975
	Hotels/Resorts/Cruiselines (2.9%)
8,187	Accor S.A. (France)	728,143
16,474	Marriott International, Inc. (Class A)	712,336
		1,440,479
	Internet Retail (4.7%)
34,652	Amazon.com, Inc.*	2,370,543
	Internet Software/Services (9.1%)
6,291	Google Inc. (Class A)*	3,292,584
45,754	Yahoo! Inc.*	1,241,306
		4,533,890
	Investment Banks/Brokers (1.5%)
1,384	Chicago Mercantile Exchange Holdings Inc.	739,554
	Investment Managers (0.1%)
2,000	Fortress Investment Group LLC (Class A)	47,640
	Major Telecommunications (1.0%)
23,099	Sprint Nextel Corp.	478,380
	Medical Specialties (1.6%)
14,787	Dade Behring Holdings, Inc.	785,485
	Miscellaneous Commercial Services (1.8%)
13,969	Corporate Executive Board Co. (The)	906,728

See Notes to Financial Statements

Growth

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Multi-Line Insurance (1.5%)
14,946	Loews Corp.	$761,947
	Oil & Gas Production (3.7%)
33,079	Ultra Petroleum Corp. (Canada)*	1,827,284
	Other Consumer Services (4.7%)
73,087	eBay Inc.*	2,351,940
	Personnel Services (1.4%)
16,650	Monster Worldwide Inc.*	684,315
	Property - Casualty Insurers (2.8%)
382	Berkshire Hathaway Inc. (Class B)*	1,377,110
	Restaurants (3.0%)
14,922	McDonald's Corp.	757,441
28,276	Starbucks Corp.*	741,962
		1,499,403
	Steel (2.2%)
18,607	Nucor Corp.	1,091,301
	Telecommunication Equipment (2.3%)
5,878	Research In Motion Ltd. (Canada)*	1,175,541
	Water Utilities (0.9%)
5,845	Veolia Environnement (ADR) (France)	457,722
	Wholesale Distributors (1.3%)
180,000	Li & Fung Ltd. (Hong Kong)	648,028
	Wireless Telecommunications (4.6%)
27,703	America Movil SAB de C.V. (Series L) (ADR) (Mexico)*	1,715,647
10,548	China Mobile Ltd. (ADR) (Hong Kong)	568,537
		2,284,184
	Total Common Stocks (Cost $37,991,684)	49,028,879

NUMBER OF RIGHTS		VALUE
	Rights (0.0%)
	Water Utilities
5,845	Veolia Environnement (France) (Cost $0)	$6,085
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (b) (1.8%)
	Investment Company
$893	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $893,185)	893,185
Total Investments (Cost $38,884,869) (c)	100.0%	49,928,149
Other Assets in Excess of Liabilities	0.0	10,084
Net Assets	100.0%	$49,938,233

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,277,101 and the aggregate gross unrealized depreciation is $1,233,821, resulting in net unrealized appreciation of $11,043,280.

See Notes to Financial Statements

Growth

Summary of Investments  ■  June 30, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Financial Conglomerates	$5,158,044	10.3%
Internet Software/Services	4,533,890	9.1
Discount Stores	3,792,922	7.6
Chemicals: Agricultural	3,008,637	6.0
Internet Retail	2,370,543	4.7
Other Consumer Services	2,351,940	4.7
Wireless Telecommunications	2,284,184	4.6
Financial Publishing/ Services	1,933,984	3.9
Oil & Gas Production	1,827,284	3.7
Air Freight/Couriers	1,785,230	3.6
Restaurants	1,499,403	3.0
Broadcasting	1,471,364	2.9
Hotels/Resorts/ Cruiselines	1,440,479	2.9
Property - Casualty Insurers	1,377,110	2.8
Computer Processing Hardware	1,313,517	2.6
Casino/Gaming	1,257,902	2.5

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Telecommunication Equipment	$1,175,541	2.3%
Steel	1,091,301	2.2
Miscellaneous Commercial Services	906,728	1.8
Investment Company	893,185	1.8
Apparel/Footwear Retail	873,935	1.7
Medical Specialties	785,485	1.6
Multi-Line Insurance	761,947	1.5
Biotechnology	748,202	1.5
Apparel/Footwear	745,937	1.5
Food Retail	743,975	1.5
Investment Banks/Brokers	739,554	1.5
Construction Materials	733,756	1.5
Personnel Services	684,315	1.4
Wholesale Distributors	648,028	1.3
Major Telecommunications	478,380	1.0
Water Utilities	463,807	0.9
Investment Managers	47,640	0.1
	$49,928,149	100.0%

See Notes to Financial Statements

Focus Growth

Portfolio of Investments  ■  June 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.8%)
	Air Freight/Couriers (5.4%)
99,425	C.H. Robinson Worldwide, Inc.	$5,221,801
91,278	Expeditors International of Washington, Inc.	3,769,781
		8,991,582
	Apparel/Footwear Retail (2.1%)
47,526	Abercrombie & Fitch Co. (Class A)	3,468,447
	Broadcasting (4.2%)
255,097	Grupo Televisa S.A. (ADR) (Mexico)	7,043,228
	Casino/Gaming (3.0%)
54,755	Wynn Resorts, Ltd.*	4,910,976
	Chemicals: Agricultural (6.7%)
165,535	Monsanto Co.	11,180,234
	Computer Processing Hardware (3.3%)
44,646	Apple Inc.*	5,448,598
	Discount Stores (9.0%)
102,493	Costco Wholesale Corp.	5,997,890
52,980	Sears Holdings Corp.*	8,980,110
		14,978,000
	Financial Conglomerates (12.0%)
131,163	American Express Co.	8,024,552
296,334	Brookfield Asset Management Inc. (Class A) (Canada)	11,823,727
		19,848,279
	Financial Publishing/ Services (3.5%)
94,652	Moody's Corp.	5,887,354
	Hotels/Resorts/ Cruiselines (3.5%)
65,535	Accor S.A. (France)	5,828,609
	Internet Retail (5.6%)
136,724	Amazon.com, Inc.*	9,353,289

NUMBER OF SHARES		VALUE
	Internet Software/Services (9.9%)
21,794	Google Inc. (Class A)*	$11,406,544
183,321	Yahoo! Inc.*	4,973,499
		16,380,043
	Miscellaneous Commercial Services (2.3%)
58,576	Corporate Executive Board Co. (The)	3,802,168
	Oil & Gas Production (6.0%)
180,923	Ultra Petroleum Corp. (Canada)*	9,994,187
	Other Consumer Services (5.7%)
292,055	eBay Inc.*	9,398,330
	Personnel Services (1.8%)
74,457	Monster Worldwide Inc.*	3,060,183
	Property - Casualty Insurers (3.4%)
1,552	Berkshire Hathaway Inc. (Class B)*	5,594,960
	Steel (2.7%)
75,338	Nucor Corp.	4,418,574
	Telecommunication Equipment (2.9%)
24,462	Research In Motion Ltd. (Canada)*	4,892,155
	Wireless Telecommunications (4.8%)
129,071	America Movil SAB de C.V. (Series L) (ADR) (Mexico)*	7,993,367
	Total Common Stocks (Cost $135,018,804)	162,472,563

See Notes to Financial Statements

Focus Growth

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (a) (2.5%)
	Investment Company
$4,235	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $4,235,008)	$4,235,008
Total Investments (Cost $139,253,812) (b)	100.3%	166,707,571
Liabilities in Excess of Other Assets	(0.3)	(520,797)
Net Assets	100.0%	$166,186,774

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $35,252,163 and the aggregate gross unrealized depreciation is $7,798,404, resulting in net unrealized appreciation of $27,453,759.

See Notes to Financial Statements

Focus Growth

Summary of Investments  ■  June 30, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Financial Conglomerates	$19,848,279	12.0%
Internet Software/Services	16,380,043	9.8
Discount Stores	14,978,000	9.0
Chemicals: Agricultural	11,180,234	6.7
Oil & Gas Production	9,994,187	6.0
Other Consumer Services	9,398,330	5.6
Internet Retail	9,353,289	5.6
Air Freight/Couriers	8,991,582	5.4
Wireless Telecommunications	7,993,367	4.8
Broadcasting	7,043,228	4.2
Financial Publishing/ Services	5,887,354	3.5
Hotels/Resorts/ Cruiselines	5,828,609	3.5

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Property - Casualty Insurers	$5,594,960	3.4%
Computer Processing Hardware	5,448,598	3.3
Casino/Gaming	4,910,976	2.9
Telecommunication Equipment	4,892,155	2.9
Steel	4,418,574	2.7
Investment Company	4,235,008	2.5
Miscellaneous Commercial Services	3,802,168	2.3
Apparel/Footwear Retail	3,468,447	2.1
Personnel Services	3,060,183	1.8
	$166,707,571	100.0%

See Notes to Financial Statements

Capital Opportunities

Portfolio of Investments  ■  June 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.1%)
	Air Freight/Couriers (5.3%)
20,187	C.H. Robinson Worldwide, Inc.	$1,060,221
18,686	Expeditors International of Washington, Inc.	771,732
		1,831,953
	Apparel/Footwear Retail (2.7%)
12,545	Abercrombie & Fitch Co. (Class A)	915,534
	Biotechnology (2.2%)
13,147	Techne Corp.*	752,140
	Broadcasting (3.0%)
37,428	Grupo Televisa S.A. (ADR) (Mexico)	1,033,387
	Casino/Gaming (2.5%)
9,569	Wynn Resorts, Ltd.*	858,244
	Chemicals: Agricultural (6.1%)
31,472	Monsanto Co.	2,125,619
	Discount Stores (7.6%)
17,580	Costco Wholesale Corp.	1,028,782
9,522	Sears Holdings Corp.*	1,613,979
		2,642,761
	Financial Conglomerates (10.3%)
24,243	American Express Co.	1,483,186
52,053	Brookfield Asset Management Inc. (Class A) (Canada)	2,076,915
		3,560,101
	Financial Publishing/ Services (3.8%)
20,941	Moody's Corp.	1,302,530
	Hotels/Resorts/Cruiselines (2.7%)
10,385	Accor S.A. (France)	923,630
	Internet Retail (4.8%)
24,456	Amazon.com, Inc.*	1,673,034

NUMBER OF SHARES		VALUE
	Internet Software/Services (9.1%)
4,349	Google Inc. (Class A)*	$2,276,180
32,196	Yahoo! Inc.*	873,477
		3,149,657
	Investment Banks/Brokers (2.4%)
12,291	Greenhill & Co., Inc.	844,515
	Investment Trusts/Mutual Funds (3.0%)
52,750	Aeroplan Income Fund (Units)† (Canada)	1,052,323
	Medical Specialties (3.1%)
19,961	Dade Behring Holdings, Inc.	1,060,328
	Miscellaneous Commercial Services (2.8%)
14,799	Corporate Executive Board Co. (The)	960,603
	Oil & Gas Production (4.2%)
26,544	Ultra Petroleum Corp. (Canada)*	1,466,291
	Other Consumer Services (4.8%)
51,581	eBay Inc.*	1,659,877
	Personnel Services (2.3%)
19,606	Monster Worldwide Inc.*	805,807
	Property - Casualty Insurers (2.7%)
264	Berkshire Hathaway Inc. (Class B)*	951,720
	Specialty Telecommunications (2.1%)
24,032	Cogent Communications Group, Inc.*	717,836
	Steel (2.2%)
12,910	Nucor Corp.	757,172
	Water Utilities (2.0%)
24,621	Nalco Holding Co.	675,846
	Wholesale Distributors (2.0%)
196,000	Li & Fung Ltd. (Hong Kong)	705,631

See Notes to Financial Statements

Capital Opportunities

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunications (3.4%)
19,081	America Movil SAB de C.V. (Series L) (ADR) (Mexico)*	$1,181,686
	Total Common Stocks (Cost $26,358,193)	33,608,225

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (a) (3.1%)
	Investment Company
$1,062	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,061,589)	$1,061,589
Total Investments (Cost $27,419,782) (b)	100.2%	34,669,814
Liabilities in Excess of Other Assets	(0.2)	(78,461)
Net Assets	100.0%	$34,591,353

ADR  American Depositary Receipt.

  *  Non-income producing security.

  †  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,425,604 and the aggregate gross unrealized depreciation is $1,175,572, resulting in net unrealized appreciation of $7,250,032.

See Notes to Financial Statements

Capital Opportunities

Summary of Investments  ■  June 30, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Financial Conglomerates	$3,560,101	10.3%
Internet Software/Services	3,149,657	9.1
Discount Stores	2,642,761	7.6
Chemicals: Agricultural	2,125,619	6.1
Air Freight/Couriers	1,831,953	5.3
Internet Retail	1,673,034	4.8
Other Consumer Services	1,659,877	4.8
Oil & Gas Production	1,466,291	4.2
Financial Publishing/ Services	1,302,530	3.8
Wireless Telecommunications	1,181,686	3.4
Investment Company	1,061,589	3.1
Medical Specialties	1,060,328	3.1
Investment Trusts/ Mutual Funds	1,052,323	3.0
Broadcasting	1,033,387	3.0

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Miscellaneous Commercial Services	$960,603	2.8%
Property - Casualty Insurers	951,720	2.7
Hotels/Resorts/ Cruiselines	923,630	2.7
Apparel/Footwear Retail	915,534	2.6
Casino/Gaming	858,244	2.5
Investment Banks/Brokers	844,515	2.4
Personnel Services	805,807	2.3
Steel	757,172	2.2
Biotechnology	752,140	2.2
Specialty Telecommunications	717,836	2.1
Wholesale Distributors	705,631	2.0
Water Utilities	675,846	1.9
	$34,669,814	100.0%

See Notes to Financial Statements

Global Equity

Portfolio of Investments  ■  June 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.2%)
	Australia (2.8%)
	Data Processing Services
118,500	Computershare Ltd.	$1,133,974
	Other Consumer Services
146,000	A.B.C. Learning Centres Ltd.	856,347
	Total Australia	1,990,321
	Bermuda (3.7%)
	Insurance Brokers/Services
33,900	Willis Group Holdings Ltd.	1,493,634
	Multi-Line Insurance
27,815	Axis Capital Holdings Ltd.	1,130,680
	Total Bermuda	2,624,314
	Canada (1.1%)
	Food: Specialty/Candy
71,600	SunOpta Inc.*	798,340
	France (1.1%)
	Pharmaceuticals: Other
15,800	Ipsen S.A.	812,521
	Germany (4.9%)
	Apparel/Footwear
21,200	Adidas AG	1,342,116
	Financial Conglomerates
16,000	Hypo Real Estate Holding AG	1,039,551
	Medical Specialties
13,500	Fresenius AG	1,039,903
	Total Germany	3,421,570
	Greece (3.0%)
	Regional Banks
36,931	EFG Eurobank Ergasias	1,209,485
	Wireless Telecommunications
30,400	Cosmote Mobile Telecommunications S.A.	941,290
	Total Greece	2,150,775

NUMBER OF SHARES		VALUE
	Hong Kong (4.6%)
	Apparel/Footwear Retail
142,500	Esprit Holdings Ltd.	$1,807,881
	Wholesale Distributors
386,800	Li & Fung Ltd. (Hong Kong)	1,392,541
	Total Hong Kong	3,200,422
	India (0.9%)
	Construction Materials
27,400	ACC Limited	631,754
	Israel (2.0%)
	Pharmaceuticals: Other
33,700	Teva Pharmaceutical Industries Ltd. (ADR)	1,390,125
	Italy (2.6%)
	Major Banks
204,900	UniCredito Italiano SpA	1,838,440
	Japan (3.0%)
	Home Building
25,200	Daito Trust Construction Co., Ltd.	1,202,732
	Industrial Machinery
64,800	OSG Corp.	894,629
	Total Japan	2,097,361
	Mexico (1.1%)
	Beverages: Non-Alcoholic
19,800	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units)†	778,536
	Singapore (5.3%)
	Airlines
95,100	Singapore Airlines Ltd.	1,168,320
	Electronic Components
65,860	Flextronics International Ltd.*	711,288
	Marine Shipping
752,000	Cosco Corp (Singapore) Ltd.	1,837,862
	Total Singapore	3,717,470

See Notes to Financial Statements

Global Equity

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	South Africa (1.2%)
	Pharmaceuticals: Generic Drugs
156,500	Aspen Pharmacare Holdings Ltd.*	$816,092
	Spain (6.8%)
	Apparel/Footwear Retail
14,900	Industria de Diseno Textil, S.A.	882,586
	Major Banks
41,265	Banco Bilbao Vizcaya Argentaria, S.A.	1,016,359
77,700	Banco Santander Central Hispano S.A.	1,439,523
		2,455,882
	Major Telecommunications
63,928	Telefonica S.A.	1,430,938
	Total Spain	4,769,406
	Switzerland (2.5%)
	Chemicals: Specialty
7,400	Lonza Group AG (Registered Shares)	682,257
	Financial Conglomerates
17,700	UBS AG (Registered Shares)	1,066,667
	Total Switzerland	1,748,924
	Taiwan (1.0%)
	Semiconductors
66,010	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	734,696
	United Kingdom (12.2%)
	Beverages: Alcoholic
70,200	SABMiller PLC	1,784,307

NUMBER OF SHARES		VALUE
	Investment Managers
69,700	BlueBay Asset Management PLC*	$692,687
78,394	Man Group PLC	958,515
322,100	RAB Capital PLC	651,530
		2,302,732
	Investment Trusts/Mutual Funds
39,300	KKR Private Equity Investors LP	884,250
	Major Banks
49,100	Standard Chartered PLC	1,606,823
	Miscellaneous Commercial Services
56,470	Intertek Group PLC	1,115,608
	Pharmaceuticals: Other
34,672	Shire PLC	863,872
	Total United Kingdom	8,557,592
	United States (37.4%)
	Apparel/Footwear
17,202	Under Armour, Inc. (Class A)*	785,271
	Beverages: Non-Alcoholic
13,500	PepsiCo, Inc.	875,475
	Biotechnology
13,100	Genentech, Inc.*	991,146
23,830	Gilead Sciences, Inc.*	923,889
		1,915,035
	Computer Processing Hardware
17,955	Apple Inc.*	2,191,228
	Data Processing Services
51,000	Western Union Co.	1,062,330
	Electric Utilities
18,000	Constellation Energy Group	1,569,060
	Electronic Components
43,400	Amphenol Corporation (Class A)	1,547,210
	Financial Conglomerates
15,000	Prudential Financial, Inc.	1,458,450

See Notes to Financial Statements

Global Equity

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Investment Banks/Brokers
4,800	Goldman Sachs Group, Inc. (The)	$1,040,400
12,200	Merrill Lynch & Co., Inc.	1,019,676
		2,060,076
	Life/Health Insurance
24,500	AFLAC Inc.	1,259,300
	Media Conglomerates
82,500	News Corp. (Class A)	1,749,825
	Medical Specialties
13,350	Bard (C.R.), Inc.	1,103,111
25,210	Thermo Fisher Scientific, Inc.*	1,303,861
22,300	West Pharmaceutical Services, Inc.	1,051,445
		3,458,417
	Miscellaneous Commercial Services
27,200	FTI Consulting Inc.*	1,034,416
	Real Estate Development
30,300	CB Richard Ellis Group, Inc. (Class A)*	1,105,950
	Specialty Stores
32,200	Staples, Inc.	764,106
	Telecommunication Equipment
30,280	Corning, Inc.*	773,654
	Wireless Telecommunications
34,400	Metropcs Communications Inc.*	1,136,576
18,900	NII Holdings Inc.*	1,525,986
		2,662,562
	Total United States	26,272,365
	Total Common Stocks (Cost $49,894,377)	68,351,024

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (a) (3.1%)
	Investment Company
$2,159	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,159,294)	$2,159,294
Total Investments (Cost $52,053,671) (b)	100.3%	70,510,318
Liabilities in Excess of Other Assets	(0.3)	(188,397)
Net Assets	100.0%	$70,321,921

ADR  American Depositary Receipt.

  *  Non-income producing security.

  †  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,156,043 and the aggregate gross unrealized depreciation is $699,396, resulting in net unrealized appreciation of $18,456,647.

See Notes to Financial Statements

Global Equity

Summary of Investments  ■  June 30, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	$5,901,145	8.4%
Medical Specialties	4,498,320	6.4
Wireless Telecommunications	3,603,852	5.1
Financial Conglomerates	3,564,668	5.1
Pharmaceuticals: Other	3,066,518	4.3
Apparel/Footwear Retail	2,690,467	3.8
Investment Managers	2,302,732	3.3
Electronic Components	2,258,498	3.2
Data Processing Services	2,196,304	3.1
Computer Processing Hardware	2,191,228	3.1
Investment Company	2,159,294	3.1
Miscellaneous Commercial Services	2,150,024	3.0
Apparel/Footwear	2,127,387	3.0
Investment Banks/Brokers	2,060,076	2.9
Biotechnology	1,915,035	2.7
Marine Shipping	1,837,862	2.6
Beverages: Alcoholic	1,784,307	2.5
Media Conglomerates	1,749,825	2.5
Beverages: Non-Alcoholic	1,654,011	2.3
Electric Utilities	1,569,060	2.2
Insurance Brokers/ Services	1,493,634	2.1

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Telecommunications	$1,430,938	2.0%
Wholesale Distributors	1,392,541	2.0
Life/Health Insurance	1,259,300	1.8
Regional Banks	1,209,485	1.7
Home Building	1,202,732	1.7
Airlines	1,168,320	1.7
Multi-Line Insurance	1,130,680	1.6
Real Estate Development	1,105,950	1.6
Industrial Machinery	894,629	1.3
Investment Trusts/Mutual Funds	884,250	1.3
Other Consumer Services	856,347	1.2
Pharmaceuticals: Generic Drugs	816,092	1.2
Food: Specialty/Candy	798,340	1.1
Telecommunication Equipment	773,654	1.1
Specialty Stores	764,106	1.1
Semiconductors	734,696	1.0
Chemicals: Specialty	682,257	1.0
Construction Materials	631,754	0.9
	$70,510,318	100.0%

See Notes to Financial Statements

Developing Growth

Portfolio of Investments  ■  June 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.4%)
	Advertising/Marketing Services (2.3%)
13,180	Focus Media Holdings Ltd. (ADR) (Cayman Islands)*	$665,590
7,479	Lamar Advertising Co. (Class A)*	469,382
		1,134,972
	Air Freight/Couriers (5.1%)
28,291	C.H. Robinson Worldwide, Inc.	1,485,843
26,154	Expeditors International of Washington, Inc.	1,080,160
		2,566,003
	Apparel/Footwear Retail (2.5%)
17,547	Abercrombie & Fitch Co. (Class A)	1,280,580
	Biotechnology (3.2%)
9,295	Gen-Probe Inc.*	561,604
18,290	Techne Corp.*	1,046,371
		1,607,975
	Broadcasting (2.8%)
51,095	Grupo Televisa S.A. (ADR) (Mexico)	1,410,733
	Casino/Gaming (2.4%)
13,583	Wynn Resorts, Ltd.*	1,218,259
	Chemicals: Major Diversified (0.9%)
9,527	Cabot Corp.	454,247
	Construction Materials (1.3%)
8,604	Texas Industries, Inc.	674,640
	Data Processing Services (1.5%)
18,927	Global Payments Inc.	750,456
	Electronic Production Equipment (1.1%)
14,195	Tessera Technologies, Inc.*	575,607

NUMBER OF SHARES		VALUE
	Financial Conglomerates (1.6%)
23,063	Leucadia National Corp.*	$812,971
	Gas Distributors (1.1%)
10,292	Questar Corp.	543,932
	Home Building (2.7%)
11,826	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	716,537
928	NVR, Inc.*	630,808
		1,347,345
	Hotels/Resorts/ Cruiselines (3.4%)
12,689	Choice Hotels International, Inc.	501,469
13,581	Hilton Hotels Corp.	454,556
30,576	InterContinental Hotels Group PLC (ADR) (Britain)	757,673
		1,713,698
	Insurance Brokers/ Services (2.6%)
15,713	Brown & Brown, Inc.	395,025
21,374	ChoicePoint, Inc.*	907,326
		1,302,351
	Internet Retail (1.0%)
7,220	Amazon.com, Inc.*	493,920
	Internet Software/ Services (7.7%)
5,107	Baidu.com, Inc. (ADR) (Cayman Islands)*	857,874
11,421	Equinix Inc.*	1,044,679
4,007	NHN Corp. (South Korea)*	730,477
9,714	SAVVIS Inc.*	480,940
185,000	Tencent Holdings Ltd. (Cayman Islands)	745,290
		3,859,260
	Investment Managers (3.9%)
29,285	Calamos Asset Management Inc. (Class A)	748,232

See Notes to Financial Statements

Developing Growth

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
2,124	Fortress Investment Group LLC (Class A)	$50,594
42,402	Janus Capital Group, Inc.	1,180,472
		1,979,298
	Investment Trusts/ Mutual Funds (3.1%)
78,862	Aeroplan Income Fund (Units) † (Canada)	1,573,238
	Media Conglomerates (1.5%)
31,950	Discovery Holding Company (Class A)*	734,531
	Medical Specialties (2.9%)
27,920	Dade Behring Holdings, Inc.	1,483,110
	Miscellaneous Commercial Services (4.5%)
21,295	Corporate Executive Board Co. (The)	1,382,259
34,279	Iron Mountain Inc.*	895,710
		2,277,969
	Miscellaneous Manufacturing (1.6%)
20,760	Pentair, Inc.	800,713
	Oil & Gas Production (6.8%)
29,302	Southwestern Energy Co.*	1,303,939
38,149	Ultra Petroleum Corp. (Canada)*	2,107,351
		3,411,290
	Other Consumer Services (4.3%)
20,175	Apollo Group, Inc. (Class A)*	1,178,825
4,509	ITT Educational Services, Inc.*	529,266
9,322	Weight Watchers International, Inc.	473,930
		2,182,021
	Packaged Software (1.4%)
16,357	Salesforce.com Inc.*	701,061
	Personnel Services (2.2%)
27,481	Monster Worldwide Inc.*	1,129,469

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers (1.5%)
1,859	Alleghany Corp.*	$755,683
	Pulp & Paper (1.0%)
13,631	MeadWestvaco Corp.	481,447
	Real Estate Development (2.7%)
16,077	Forest City Enterprises, Inc. (Class A)	988,414
8,308	St. Joe Co. (The)	384,993
		1,373,407
	Restaurants (1.5%)
20,334	Wendy's International, Inc.	747,275
	Savings Banks (1.3%)
37,520	People's United Financial Inc.	665,230
	Services to the Health Industry (1.9%)
21,889	Stericycle, Inc.*	973,185
	Specialty Stores (2.7%)
7,008	AutoZone, Inc.*	957,433
12,956	PetSmart, Inc.	420,422
		1,377,855
	Specialty Telecommunications (1.9%)
26,747	Crown Castle International Corp.*	970,114
	Steel (1.7%)
11,792	Chaparral Steel Co.	847,491
	Water Utilities (2.5%)
45,300	Nalco Holding Co.	1,243,485
	Wholesale Distributors (2.0%)
278,000	Li & Fung Ltd. (Hong Kong)	1,000,844
	Wireless Telecommunications (3.3%)
20,230	NII Holdings Inc.*	1,633,370
	Total Common Stocks (Cost $41,182,442)	50,089,035

See Notes to Financial Statements

Developing Growth

Portfolio of Investments  ■  June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (a) (1.2%)
	Investment Company
$624	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $623,856)	$623,856
Total Investments (Cost $41,806,298) (b)	100.6%	50,712,891
Liabilities in Excess of Other Assets	(0.6)	(314,829)
Net Assets	100.0%	$50,398,062

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  †  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,806,767 and the aggregate gross unrealized depreciation is $900,174, resulting in net unrealized appreciation of $8,906,593.

See Notes to Financial Statements

Developing Growth

Summary of Investments  ■  June 30, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software/Services	$3,859,260	7.6%
Oil & Gas Production	3,411,290	6.7
Air Freight/Couriers	2,566,003	5.1
Miscellaneous Commercial Services	2,277,969	4.5
Other Consumer Services	2,182,021	4.3
Investment Managers	1,979,298	3.9
Hotels/Resorts/Cruiselines	1,713,698	3.4
Wireless Telecommunications	1,633,370	3.2
Biotechnology	1,607,975	3.2
Investment Trusts/ Mutual Funds	1,573,238	3.1
Medical Specialties	1,483,110	2.9
Broadcasting	1,410,733	2.8
Specialty Stores	1,377,855	2.7
Real Estate Development	1,373,407	2.7
Home Building	1,347,345	2.7
Insurance Brokers/ Services	1,302,351	2.6
Apparel/Footwear Retail	1,280,580	2.5
Water Utilities	1,243,485	2.5
Casino/Gaming	1,218,259	2.4
Advertising/Marketing Services	1,134,972	2.2
Personnel Services	1,129,469	2.2
Wholesale Distributors	1,000,844	2.0

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Services to the Health Industry	$973,185	1.9%
Specialty Telecommunications	970,114	1.9
Steel	847,491	1.7
Financial Conglomerates	812,971	1.6
Miscellaneous Manufacturing	800,713	1.6
Property - Casualty Insurers	755,683	1.5
Data Processing Services	750,456	1.5
Restaurants	747,275	1.5
Media Conglomerates	734,531	1.4
Packaged Software	701,061	1.4
Construction Materials	674,640	1.3
Savings Banks	665,230	1.3
Investment Company	623,856	1.2
Electronic Production Equipment	575,607	1.1
Gas Distributors	543,932	1.1
Internet Retail	493,920	1.0
Pulp & Paper	481,447	0.9
Chemicals: Major Diversified	454,247	0.9
	$50,712,891	100.0%

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements

Statements of Assets and Liabilities
For the six months ended June 30, 2007 (unaudited)

	Money Market	Flexible Income	Balanced	Utilities	Dividend Growth	Equally- Weighted S&P 500
Assets:
Investments in securities, at value*	$120,175,749	$50,685,530	$78,828,011	$68,019,303	$229,826,973	$204,211,250
Investments in affiliates**	—	2,610,916	1,058,117	1,721,365	4,879,672	6,135,139
Cash	3,193	—	—	—	—	—
Receivable for:
Investments sold	—	88,900	2,510,221	209,035	301,091	653,303
Shares of beneficial interest sold	683,795	—	—	—	—	153,781
Interest	201,659	566,137	264,590	—	—	—
Dividends	—	—	85,408	129,887	177,424	220,401
Periodic interest receivables on swap contracts	—	38,287	24,837	—	—	—
Foreign withholding taxes reclaimed	—	—	—	—	36,402	—
Principal paydowns	—	14	6,378	—	—	—
Dividends from affiliates	—	2,224	418	1,216	2,589	3,957
Compensated forward foreign currency contracts	—	541	—	—	—	—
Unrealized appreciation on open swap contracts	—	10,096	1,928	—	—	—
Unrealized appreciation on open forward foreign currency contracts	—	927	—	—	—	—
Prepaid expenses and other assets	5,696	29,864	3,837	3,496	12,431	10,219
Total Assets	121,070,092	54,033,436	82,783,745	70,084,302	235,236,582	211,388,050
Liabilities:
Payable for:
Investments purchased	—	1,084,998	2,490,698	38,412	—	—
Shares of beneficial interest redeemed	648,164	60,870	119,945	163,250	848,481	454,121
Investment advisory fee	42,649	13,875	34,733	33,467	107,035	21,192
Variation margin	—	52,797	12,453	—	—	8,550
Periodic interest payments on swap contracts	—	39,664	25,411	—	—	—
Distribution fee	15,347	5,290	6,220	3,957	11,093	23,787
Administration fee	4,739	3,469	5,343	4,697	15,712	14,128
Transfer agent fee	250	250	250	250	250	250
Unrealized depreciation on open swap contracts	—	187,699	118,695	—	—	—
Payable to bank	—	55,654	—	—	—	4,685
Written call options outstanding, at value	—	23,965	—	—	—	—
Unrealized depreciation on open forward foreign currency contracts	—	5,796	—	—	—	—
Accrued expenses and other payables	35,521	66,261	46,055	28,684	38,728	44,139
Total Liabilities	746,670	1,600,588	2,859,803	272,717	1,021,299	570,852
Net Assets	$120,323,422	$52,432,848	$79,923,942	$69,811,585	$234,215,283	$210,817,198
Composition of Net Assets:
Paid-in-capital	$120,323,336	$77,469,050	$63,346,804	$51,341,050	$260,870,804	$99,950,447
Accumulated undistributed net investment income (net investment loss)	86	28,790	(218,897)	439	1,448	1,379,895
Accumulated net realized gain (loss)	—	(20,688,041)	4,378,614	(15,665,542)	(62,012,503)	12,301,256
Net unrealized appreciation (depreciation)	—	(4,376,951)	12,417,421	34,135,638	35,355,534	97,185,600
Net Assets	$120,323,422	$52,432,848	$79,923,942	$69,811,585	$234,215,283	$210,817,198
*Cost	$120,175,749	$54,938,531	$66,577,146	$33,883,665	$194,471,439	$107,612,133
Class X Shares:
Net Assets	$40,284,918	$26,786,828	$49,960,750	$51,167,869	$180,791,595	$96,589,219
Shares Outstanding (unlimited authorized shares of $.01 par value)	40,284,906	3,719,355	2,959,495	1,818,122	9,437,441	3,555,109
Net Asset Value Per Share	$1.00	$7.20	$16.88	$28.14	$19.16	$27.17
Class Y Shares:
Net Assets	$80,038,504	$25,646,020	$29,963,192	$18,643,716	$53,423,688	$114,227,979
Shares Outstanding (unlimited authorized shares of $.01 par value)	80,038,430	3,572,651	1,779,673	662,950	2,792,827	4,247,599
Net Asset Value Per Share	$1.00	$7.18	$16.84	$28.12	$19.13	$26.89

**  Cost of $2,610,916, $770,430, $1,721,365, $4,879,672, $5,489,039, $893,185, $4,235,008, $1,061,589, $2,159,294 and $623,856, respectively.

#  In foreign currency at value with cost of $72,369.

See Notes to Financial Statements

	Growth	Focus Growth	Capital Opportunities	Global Equity		Developing Growth
Assets:
Investments in securities, at value*	$49,034,964	$162,472,564	$33,608,225	$68,351,024		$50,089,035
Investments in affiliates**	893,185	4,235,008	1,061,589	2,159,294		623,856
Cash	—	—	—	73,158	#	—
Receivable for:
Investments sold	700,132	12,254	2,556	—		3,727
Shares of beneficial interest sold	—	—	2,825	—		—
Interest	—	—	—	—		—
Dividends	19,146	64,460	14,458	51,009		12,897
Periodic interest receivables on swap contracts	—	—	—	—		—
Foreign withholding taxes reclaimed	2,975	—	—	25,953		—
Principal paydowns	—	—	—	—		—
Dividends from affiliates	670	1,282	791	1,641		724
Compensated forward foreign currency contracts	—	—	—	—		—
Unrealized appreciation on open swap contracts	—	—	—	—		—
Unrealized appreciation on open forward foreign currency contracts	—	—	—	—		—
Prepaid expenses and other assets	2,323	8,802	2,433	4,977		2,386
Total Assets	50,653,395	166,794,370	34,692,877	70,667,056		50,732,625
Liabilities:
Payable for:
Investments purchased	584,238	8,464	1,766	—		138,518
Shares of beneficial interest redeemed	75,754	471,863	48,741	262,771		141,689
Investment advisory fee	20,815	75,926	19,333	45,253		17,868
Variation margin	—	—	—	—		—
Periodic interest payments on swap contracts	—	—	—	—		—
Distribution fee	5,811	7,730	3,530	2,390		2,195
Administration fee	3,330	11,145	2,308	4,702		3,403
Transfer agent fee	250	250	250	250		250
Unrealized depreciation on open swap contracts	—	—	—	—		—
Payable to bank	—	—	—	—		—
Written call options outstanding, at value	—	—	—	—		—
Unrealized depreciation on open forward foreign currency contracts	—	—	—	—		—
Accrued expenses and other payables	24,964	32,218	25,596	29,769		30,640
Total Liabilities	715,162	607,596	101,524	345,135		334,563
Net Assets	$49,938,233	$166,186,774	$34,591,353	$70,321,921		$50,398,062
Composition of Net Assets:
Paid-in-capital	$67,428,789	$346,616,974	$104,269,718	$50,933,822		$58,286,128
Accumulated undistributed net investment income (net investment loss)	40,560	230,797	5,835	231,322		296,646
Accumulated net realized gain (loss)	(28,574,384)	(208,114,756)	(76,934,247)	699,373		(17,091,327)
Net unrealized appreciation (depreciation)	11,043,268	27,453,759	7,250,047	18,457,404		8,906,615
Net Assets	$49,938,233	$166,186,774	$34,591,353	$70,321,921		$50,398,062
*Cost	$37,991,684	$135,018,804	$26,358,193	$49,894,377		$41,182,442
Class X Shares:
Net Assets	$22,001,476	$128,974,916	$17,551,779	$58,715,874		$39,802,470
Shares Outstanding (unlimited authorized shares of $.01 par value)	1,099,189	6,743,511	1,270,162	3,304,708		1,352,555
Net Asset Value Per Share	$20.02	$19.13	$13.82	$17.77		$29.43
Class Y Shares:
Net Assets	$27,936,757	$37,211,858	$17,039,574	$11,606,047		$10,595,592
Shares Outstanding (unlimited authorized shares of $.01 par value)	1,415,040	1,962,834	1,255,194	658,358		365,488
Net Asset Value Per Share	$19.74	$18.96	$13.58	$17.63		$28.99

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Operations
For the six months ended June 30, 2007 (unaudited)

	Money Market	Flexible Income	Balanced	Utilities		Dividend Growth		Equally- Weigthed S&P 500
Investment Income:
Income
Interest	$3,140,943	$1,862,599	$652,862	$38,613		$122,600		$89,090
Interest and dividends from affiliates	—	2,224	6,818	1,216		2,589		11,317
Dividends	—	—	668,553 *	879,123	*	2,118,409	*	1,678,216
Total Income	3,140,943	1,864,823	1,328,233	918,952		2,243,598		1,778,623
Expenses
Investment advisory fee	263,544	85,501	212,783	204,606		658,457		128,240
Distribution fee (Class Y shares)	92,137	31,917	37,345	23,518		66,425		142,019
Administration fee	29,283	21,375	32,736	28,717		96,730		85,493
Custodian fees	11,113	18,919	20,315	4,198		12,743		27,678
Shareholder reports and notices	17,122	10,265	16,454	16,472		16,531		14,686
Professional fees	12,724	17,157	17,228	12,197		12,346		12,262
Trustees' fees and expenses	913	411	634	549		1,839		1,581
Transfer agent fees and expenses	250	250	250	250		250		250
Other	4,854	13,223	9,789	4,015		8,368		18,460
Total Expenses	431,940	199,018	347,534	294,522		873,689		430,669
Net Investment Income	2,709,003	1,665,805	980,699	624,430		1,369,909		1,347,954
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	—	380,531	4,560,057	5,202,263		12,294,507		12,495,867
Investments in affiliates	—	—	87,213	—		—		52,927
Futures contracts	—	82,956	(55,764)	—		—		149,889
Option contracts	—	(9,198)	(19,284)	—		—		—
Swap contracts	—	(3,697)	247	—		—		—
Foreign exchange transactions	—	(18,396)	—	—		—		—
Net Realized Gain	—	432,196	4,572,469	5,202,263		12,294,507		12,698,683
Net Change in Unrealized Appreciation/Depreciation on:
Investments	—	(1,051,279)	(963,878)	2,610,742		1,624,481		3,841,379
Investments in affiliates	—	—	(49,398)	—		—		(12,095)
Future contracts	—	(23,483)	10,914	—		—		(40,734)
Swap contracts	—	(178,955)	(117,511)	—		—		—
Option contracts	—	23,790	20,597	—		—		—
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	—	31,636	—	—		—		—
Net Appreciation (Depreciation)	—	(1,198,291)	(1,099,276)	2,610,742		1,624,481		3,788,550
Net Gain (Loss)	—	(766,095)	3,473,193	7,813,005		13,918,988		16,487,233
Net Increase	$2,709,003	$899,710	$4,453,892	$8,437,435		$15,288,897		$17,835,187

*  Net of foreign withholding tax of $30,212, $3,924, $13,778, $11,593, $51,587, $15,527, $50,490, and $4,505, respectively.

See Notes to Financial Statements

	Growth	Focus Growth		Capital Opportunities	Global Equity		Developing Growth
Investment Income:
Income
Interest	$17,243	$77,457		$18,789	$36,746		$29,129
Interest and dividends from affiliates	670	1,282		791	1,641		724
Dividends	233,389 *	798,918	*	170,521 *	570,026	*	389,712 *
Total Income	251,302	877,657		190,101	608,413		419,565
Expenses
Investment advisory fee	125,448	464,252		116,812	273,642		108,138
Distribution fee (Class Y shares)	34,241	46,186		20,718	13,920		12,949
Administration fee	20,072	68,147		13,948	28,430		20,598
Custodian fees	6,657	6,224		6,394	9,133		15,295
Shareholder reports and notices	9,648	37,795		12,850	15,502		12,108
Professional fees	10,933	14,955		10,496	14,360		12,273
Trustees' fees and expenses	408	1,305		300	552		414
Transfer agent fees and expenses	250	250		250	250		250
Other	2,960	7,160		2,400	7,340		3,263
Total Expenses	210,617	646,274		184,168	363,129		185,288
Net Investment Income	40,685	231,383		5,933	245,284		234,277
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	3,506,839	12,957,932		4,043,481	700,422		4,642,386
Investments in affiliates	—	—		—	—		—
Futures contracts	—	—		—	—		—
Option contracts	—	—		—	—		—
Swap contracts	—	—		—	—		—
Foreign exchange transactions	(1,525)	(12,312)		(11,305)	4,377		(4,382)
Net Realized Gain	3,505,314	12,945,620		4,032,176	704,799		4,638,004
Net Change in Unrealized Appreciation/Depreciation on:
Investments	1,246,300	4,564,780		(897,614)	6,096,454		1,206,526
Investments in affiliates	—	—		—	—		—
Future contracts	—	—		—	—		—
Swap contracts	—	—		—	—		—
Option contracts	—	—		—	—		—
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(12)	—		(47)	5,872		(88)
Net Appreciation (Depreciation)	1,246,288	4,564,780		(897,661)	6,102,326		1,206,438
Net Gain (Loss)	4,751,602	17,510,400		3,134,515	6,807,125		5,844,442
Net Increase	$4,792,287	$17,741,783		$3,140,448	$7,052,409		$6,078,719

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Flexible Income		Balanced
	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,709,003	$4,750,921	$1,665,805	$3,543,966	$980,699	$2,040,234
Net realized gain (loss)	—	—	432,196	(1,055,185)	4,572,469	7,033,886
Net change in unrealized appreciation/depreciation	—	—	(1,198,291)	648,368	(1,099,276)	1,164,357
Net Increase	2,709,003	4,750,921	899,710	3,137,149	4,453,892	10,238,477
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(1,038,475)	(2,251,668)	(830,834)	(2,061,634)	(678,035)	(1,472,120)
Class Y shares	(1,670,487)	(2,499,264)	(734,464)	(1,561,924)	(361,774)	(684,320)
Net realized gain
Class X shares	—	—	—	—	(3,856,860)	(2,930,416)
Class Y shares	—	—	—	—	(2,319,112)	(1,474,726)
Total Dividends and Distributions	(2,708,962)	(4,750,932)	(1,565,298)	(3,623,558)	(7,215,781)	(6,561,582)
Net increase (decrease) from transactions in shares of beneficial interest	(646,753)	31,930,535	(1,832,151)	(5,962,604)	(2,080,023)	(11,544,412)
Total Increase (Decrease)	(646,712)	31,930,524	(2,497,739)	(6,449,013)	(4,841,912)	(7,867,517)
Net Assets:
Beginning of period	120,970,134	89,039,610	54,930,587	61,379,600	84,765,854	92,633,371
End of period	$120,323,422	$120,970,134	$52,432,848	$54,930,587	$79,923,942	$84,765,854
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$86	$45	$28,790	$(71,861)	$(218,897)	$(159,787)

See Notes to Financial Statements

	Utilities		Dividend Growth		Equally-Weighted S&P 500
	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$624,430	$1,401,526	$1,369,909	$3,446,215	$1,347,954	$2,793,405
Net realized gain (loss)	5,202,263	7,880,331	12,294,507	63,869,804	12,698,683	18,163,872
Net change in unrealized appreciation/depreciation	2,610,742	3,815,315	1,624,481	(39,187,495)	3,788,550	10,411,695
Net Increase	8,437,435	13,097,172	15,288,897	28,128,524	17,835,187	31,368,972
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(477,122)	(1,119,915)	(1,121,804)	(2,848,225)	(1,353,767)	(1,392,883)
Class Y shares	(149,830)	(301,849)	(257,469)	(589,644)	(1,348,006)	(1,139,754)
Net realized gain
Class X shares	—	—	—	—	(8,266,186)	(5,833,944)
Class Y shares	—	—	—	—	(9,864,510)	(5,717,915)
Total Dividends and Distributions	(626,952)	(1,421,764)	(1,379,273)	(3,437,869)	(20,832,469)	(14,084,496)
Net increase (decrease) from transactions in shares of beneficial interest	(8,385,636)	(17,378,352)	(35,117,945)	(74,844,792)	(2,906,889)	(21,836,041)
Total Increase (Decrease)	(575,153)	(5,702,944)	(21,208,321)	(50,154,137)	(5,904,171)	(4,551,565)
Net Assets:
Beginning of period	70,386,738	76,089,682	255,423,604	305,577,741	216,721,369	221,272,934
End of period	$69,811,585	$70,386,738	$234,215,283	$255,423,604	$210,817,198	$216,721,369
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$439	$2,961	$1,448	$10,812	$1,379,895	$2,733,714

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued

	Growth		Focus Growth		Capital Opportunities
	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$40,685	$(80,350)	$231,383	$(392,926)	$5,933	$(162,185)
Net realized gain	3,505,314	1,573,408	12,945,620	29,779,086	4,032,176	4,022,364
Net change in unrealized appreciation/depreciation	1,246,288	341,544	4,564,780	(30,408,616)	(897,661)	(1,099,975)
Net Increase (Decrease)	4,792,287	1,834,602	17,741,783	(1,022,456)	3,140,448	2,760,204
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	—	—	—	(35,137)	—	—
Class Y shares	—	—	—	—	—	—
Net realized gain
Class X shares	—	—	—	—	—	—
Class Y shares	—	—	—	—	—	—
Total Dividends and Distributions	—	—	—	(35,137)	—	—
Net increase (decrease) from transactions in shares of beneficial interest	(5,838,324)	(3,722,481)	(25,531,202)	(54,505,323)	(3,787,740)	(7,505,548)
Total Decrease	(1,046,037)	(1,887,879)	(7,789,419)	(55,562,916)	(647,292)	(4,745,344)
Net Assets:
Beginning of period	50,984,270	52,872,149	173,976,193	229,539,109	35,238,645	39,983,989
End of period	$49,938,233	$50,984,270	$166,186,774	$173,976,193	$34,591,353	$35,238,645
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$40,560	$(125)	$230,797	$(586)	$5,835	$(98)

See Notes to Financial Statements

	Global Equity		Developing Growth
	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$245,284	$411,740	$234,277	$238,240
Net realized gain	704,799	9,681,471	4,638,004	8,698,331
Net change in unrealized appreciation/depreciation	6,102,326	3,993,158	1,206,438	(3,381,453)
Net Increase (Decrease)	7,052,409	14,086,369	6,078,719	5,555,118
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(376,293)	(460,965)	(160,805)	—
Class Y shares	(50,146)	(53,742)	(15,686)	—
Net realized gain
Class X shares	(8,038,444)	(4,401,631)	—	—
Class Y shares	(1,596,154)	(716,087)	—	—
Total Dividends and Distributions	(10,061,037)	(5,632,425)	(176,491)	—
Net increase (decrease) from transactions in shares of beneficial interest	1,853,490	(10,329,241)	(7,161,891)	(13,717,808)
Total Decrease	(1,155,138)	(1,875,297)	(1,259,663)	(8,162,690)
Net Assets:
Beginning of period	71,477,059	73,352,356	51,657,725	59,820,415
End of period	$70,321,921	$71,477,059	$50,398,062	$51,657,725
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$231,322	$412,477	$296,646	$238,860

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Flexible Income		Balanced
	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006
	(unaudited)		(unaudited)		(unaudited)
Class X Shares
Shares
Sold	9,133,945	25,663,978	93,577	102,776	24,235	99,897
Reinvestment of dividends and distributions	1,038,475	2,251,668	114,103	285,367	267,936	269,614
Redeemed	(16,618,489)	(33,214,539)	(486,544)	(1,256,801)	(418,104)	(1,115,273)
Net decrease - Class X	(6,446,069)	(5,298,893)	(278,864)	(868,658)	(125,933)	(745,762)
Amount
Sold	$9,133,945	$25,663,978	$683,429	$746,143	$430,879	$1,655,881
Reinvestment of dividends and distributions	1,038,475	2,251,668	830,834	2,061,631	4,534,895	4,402,536
Redeemed	(16,618,489)	(33,214,539)	(3,556,671)	(9,108,213)	(7,524,727)	(18,898,544)
Net decrease - Class X	$(6,446,069)	$(5,298,893)	$(2,042,408)	$(6,300,439)	$(2,558,953)	$(12,840,127)
Class Y Shares
Shares
Sold	24,478,551	86,294,328	157,282	775,040	21,068	148,540
Reinvestment of dividends and distributions	1,670,487	2,499,264	101,179	216,856	158,829	132,633
Redeemed	(20,349,722)	(51,564,164)	(229,208)	(946,293)	(144,206)	(198,107)
Net increase (decrease) - Class Y	5,799,316	37,229,428	29,253	45,603	35,691	83,066
Amount
Sold	$24,478,551	$86,294,328	$1,145,640	$5,607,433	$381,411	$2,496,976
Reinvestment of dividends and distributions	1,670,487	2,499,264	734,464	1,561,924	2,680,886	2,159,046
Redeemed	(20,349,722)	(51,564,164)	(1,669,847)	(6,831,522)	(2,583,367)	(3,360,307)
Net increase (decrease) - Class Y	$5,799,316	$37,229,428	$210,257	$337,835	$478,930	$1,295,715

See Notes to Financial Statements

	Utilities		Dividend Growth		Equally-Weighted S&P 500
	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006
	(unaudited)		(unaudited)		(unaudited)
Class X Shares
Shares
Sold	4,183	37,839	2,552	106,132	36,448	145,503
Reinvestment of dividends and distributions	17,164	49,105	60,342	168,303	354,065	289,536
Redeemed	(294,680)	(786,512)	(1,743,247)	(4,298,055)	(576,216)	(1,365,361)
Net decrease - Class X	(273,333)	(699,568)	(1,680,353)	(4,023,620)	(185,703)	(930,322)
Amount
Sold	$118,663	$866,975	$47,436	$1,757,286	$1,046,087	$3,800,860
Reinvestment of dividends and distributions	477,122	1,119,915	1,121,804	2,848,225	9,619,953	7,226,827
Redeemed	(8,100,142)	(17,861,538)	(32,397,130)	(72,590,541)	(16,731,533)	(36,087,618)
Net decrease - Class X	$(7,504,357)	$(15,874,648)	$(31,227,890)	$(67,985,030)	$(6,065,493)	$(25,059,931)
Class Y Shares
Shares
Sold	55,776	31,525	10,342	105,973	24,236	543,498
Reinvestment of dividends and distributions	5,395	13,212	13,861	34,898	416,977	277,302
Redeemed	(90,527)	(111,875)	(234,239)	(544,997)	(303,456)	(681,604)
Net increase (decrease) - Class Y	(29,356)	(67,138)	($210,036)	($404,126)	137,757	139,196
Amount
Sold	$1,512,231	$713,626	$189,295	$1,786,154	$697,043	$14,352,004
Reinvestment of dividends and distributions	149,830	301,849	257,469	589,644	11,212,516	6,857,669
Redeemed	(2,543,340)	(2,519,179)	(4,336,819)	(9,235,560)	(8,750,955)	(17,985,783)
Net increase (decrease) - Class Y	$(881,279)	$(1,503,704)	$(3,890,055)	$(6,859,762)	$3,158,604	$3,223,890

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Growth		Focus Growth		Capital Opportunities
	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006
	(unaudited)		(unaudited)		(unaudited)
Class X Shares
Shares
Sold	436	38,904	809	85,463	1,957	79,795
Reinvestment of dividends and distributions	—	—	—	2,134	—	—
Redeemed	(218,506)	(499,691)	(1,202,378)	(2,996,731)	(245,746)	(622,269)
Net increase (decrease) - Class X	(218,070)	(460,787)	(1,201,569)	(2,909,134)	(243,789)	(542,474)
Amount
Sold	$8,190	$680,201	$15,253	$1,430,663	$26,106	$964,660
Reinvestment of dividends and distributions	—	—	—	35,137	—	—
Redeemed	(4,196,960)	(8,631,987)	(22,065,956)	(50,131,141)	(3,273,021)	(7,500,919)
Net increase (decrease) - Class X	$(4,188,770)	$(7,951,786)	$(22,050,703)	$(48,665,341)	$(3,246,915)	$(6,536,259)
Class Y Shares
Shares
Sold	33,944	418,406	9,251	69,710	86,970	285,870
Reinvestment of dividends and distributions	—	—	—	—	—	—
Redeemed	(121,506)	(170,547)	(201,029)	(423,640)	(130,124)	(363,454)
Net increase (decrease) - Class Y	(87,562)	247,859	(191,778)	(353,930)	(43,154)	(77,584)
Amount
Sold	$644,242	$7,176,934	$172,625	$1,170,015	$1,135,341	$3,388,336
Reinvestment of dividends and distributions	—	—	—	—	—	—
Redeemed	(2,293,796)	(2,947,629)	(3,653,124)	(7,009,997)	(1,676,166)	(4,357,625)
Net increase (decrease) - Class Y	$(1,649,554)	$4,229,305	$(3,480,499)	$(5,839,982)	$(540,825)	$(969,289)

See Notes to Financial Statements

	Global Equity		Developing Growth
	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006	For The Six Months Ended June 30, 2007	For The Year Ended December 31, 2006
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	7,415	67,142	2,594	41,264
Reinvestment of dividends and distributions	473,536	297,406	5,464	—
Redeemed	(411,015)	(962,808)	(233,143)	(531,062)
Net increase (decrease) - Class X	69,936	(598,260)	(225,085)	(489,798)
Amount
Sold	$146,989	$1,178,092	$73,707	$1,018,016
Reinvestment of dividends and distributions	8,414,737	4,862,596	160,805	—
Redeemed	(8,127,761)	(17,033,668)	(6,613,656)	(13,193,063)
Net increase (decrease) - Class X	$433,965	$(10,992,980)	$(6,379,144)	$(12,175,047)
Class Y Shares
Shares
Sold	25,666	65,712	12,335	65,851
Reinvestment of dividends and distributions	93,381	47,403	541	—
Redeemed	(37,657)	(74,106)	(41,533)	(128,590)
Net increase (decrease) - Class Y	81,390	39,009	(28,657)	(62,739)
Amount
Sold	$497,747	$1,169,532	$339,115	$1,632,493
Reinvestment of dividends and distributions	1,646,300	769,829	15,686	—
Redeemed	(724,522)	(1,275,622)	(1,137,548)	(3,175,254)
Net increase (decrease) - Class Y	$1,419,525	$663,739	$(782,747)	$(1,542,761)

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  June 30, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "Act"), as a diversified (except Focus Growth is non-diversified, effective August 1, 2007), open-end management investment company. The Fund, which consists of 11 separate portfolios ("Portfolios"), was organized on June 2, 1994, as a Massachusetts business trust and commenced operations on November 9, 1994, with the exception of Capital Opportunities which commenced operations on January 21, 1997.

On July 24, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after July 24, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.

Flexible Income	Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective.

Balanced* (formerly Balanced Growth)	Seeks to provide capital growth with reasonable current income.

Utilities	Seeks both capital appreciation and current income.

Dividend Growth	Seeks to provide reasonable current income and long-term growth of income and capital.

Equally-Weighted S&P 500	Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

Growth	Seeks long-term growth of capital.

Focus Growth	Seeks long-term capital growth.

Capital Opportunities	Seeks long-term capital growth.

Global Equity	Seeks to obtain total return on its assets primarily through long-term capital growth and to a lesser extent from income.

Developing Growth	Seeks long-term capital growth.

*  Name change effective May 1, 2007.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  June 30, 2007 (unaudited) continued

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: securities are valued at amortized cost which approximates market value, in accordance with rule 2a-7 of the Investment Company Act of 1940. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any , is recorded as unrealized appreciation or depreciation in the Statement of Operations; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sale of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  June 30, 2007 (unaudited) continued

Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Fund amortizes premiums and accretes discounts over the life of the respective securities.

C. Repurchase Agreements — The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  June 30, 2007 (unaudited) continued

stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the maximum payout limited to the notional amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books.

G. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

H. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  June 30, 2007 (unaudited) continued

Transactions in written options for the six months ended June 30, 2007 for Flexible Income were as follows:

	CONTRACT AMOUNT	PREMIUMS
Options written, outstanding at beginning of the period	—	—
Options written
	1,128,585	$18,320
	783,790	24,166
Options exercise
	(452,585)	(7,335)
	(411,790)	(5,808)
Options expired	—	—
Option written, outstanding at end of period	1,048,000	$29,343

I. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

J. Federal Income Tax Policy — It is the Fund's policy to comply individually for each Portfolio with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  June 30, 2007 (unaudited) continued

gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund's financial statements.

K. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to its shareholders on the ex-dividend date.

L. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

M. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day.

Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion and 0.275% to the portion of the daily net assets in excess of $1.5 billion.

Flexible Income — 0.32%.

Balanced — 0.52% to the portion of the daily net assets not exceeding $500 million and 0.495% to the portion of the daily net assets in excess of $500 million.

Utilities — 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion and 0.345% to the portion of the daily net assets in excess of $5 billion.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  June 30, 2007 (unaudited) continued

Dividend Growth — 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of the daily net assets in excess of $2 billion.

Equally-Weighted S&P 500 — 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Growth — 0.50% to the portion of the daily net assets not exceeding $1 billion; 0.45% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.35% to the portion of the daily net assets in excess of $3 billion.

Focus Growth — 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion and 0.345% to the portion of the daily net assets in excess of $4.5 billion.

Capital Opportunities — 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.595% to the portion of the daily net assets in excess of $3 billion.

Global Equity — 0.77%.

Developing Growth — 0.42% to the portion of the daily net assets not exceeding $500 million and 0.395% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% (Money Market 0.05%) to each Portfolio's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  June 30, 2007 (unaudited) continued

4. Security Transactions and Transactions with Affiliates

Each Portfolio may invest in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Portfolio in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the six months ended June 30, 2007, the tables below identifies, for each Portfolio that invested in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, the income distributions earned, if any, by each Portfolio for that Portfolio's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions are recorded as income in the Statement of Operations.

PORTFOLIO	INCOME DISTRIBUTION EARNED
Flexible Income	$2,224
Balanced	418
Utilities	1,216
Dividend Growth	2,589
Equally-Weighted S&P 500	3,957
Growth	670
Focus Growth	1,282
Capital Opportunities	791
Global Equity	1,641
Developing Growth	724

During the six months ended June 30, 2007, each Portfolio's cost of purchases and proceeds from sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class were as follows:

PORTFOLIO	PURCHASES	SALES
Flexible Income	$3,737,562	$1,126,646
Balanced	801,122	308,452
Utilities	1,729,101	7,737
Dividend Growth	5,148,310	268,638
Equally-Weighted S&P 500	5,745,345	428,059
Growth	953,780	60,595
Focus Growth	4,235,008	—
Capital Opportunities	1,171,264	109,675
Global Equity	2,515,072	355,779
Developing Growth	1,561,365	937,509

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  June 30, 2007 (unaudited) continued

Purchases and sales/maturities of portfolio securities, excluding short-term investments (except for the Money Market Portfolio), for the six months ended June 30, 2007 were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
	PURCHASES	SALES/PREPAYMENTS MATURITIES	PURCHASES	SALES/PREPAYMENTS MATURITIES
Money Market	$2,347,795	$2,347,795	$471,939,201	$475,166,000
Flexible Income	9,283,889	5,117,268	6,772,862	12,236,068
Balanced	21,464,473	20,615,446	8,059,591	18,190,091
Utilities	—	—	2,792,216	11,676,016
Dividend Growth	—	—	66,281,935	88,790,759
Equally-Weighted S&P 500	—	—	12,150,310	37,493,940
Growth	—	—	13,791,862	3,549,205
Focus Growth	—	—	33,720,208	60,683,521
Capital Opportunities	—	—	8,467,833	12,232,113
Global Equity	—	—	8,984,796	15,810,545
Developing Growth	—	—	15,994,282	21,311,145

Equally-Weighted S&P 500 had transactions in Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor:

PURCHASES	SALES	NET REALIZED GAINS	INCOME	VALUE
—	$56,708	$29,388	$2,953	$405,392

The following Portfolios had transactions in Hartford Financial Services Group, Inc., an affiliate of the Fund:

	PURCHASES	SALES	NET REALIZED GAINS	INCOME	VALUE
Balanced	—	$147,932	$87,213	$6,400	$565,447
Equally-Weighted S&P 500	—	51,195	23,539	4,407	412,461

The following Portfolios had transactions with other Morgan Stanley funds during the six months ended June 30, 2007:

	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)
Balanced	$100,338	—	—
Dividend Growth	1,579,882	—	—
Equally-Weighted S&P 500	—	$29,520	$18,438
Growth	—	12,066	2,072
Focus Growth	—	279,153	(22,109)
Capital Opportunities	902,917	119,957	5,402
Developing Growth	182,962	1,774,096	471,417

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  June 30, 2007 (unaudited) continued

For the six months ended June 30, 2007, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio:

BALANCED	UTILITIES	DIVIDEND GROWTH	FOCUS GROWTH	CAPIAL OPPORTUNITIES	GLOBAL EQUITY	DEVELOPING GROWTH
$407	$1,208	$22,294	$447	$5	$844	$33

For the six months ended June 30, 2007, Dividend Growth had open receivables of $301,091, with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

5. Purposes of and Risks Relating to Certain Financial Instruments

Some Portfolios may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Some Portfolios may purchase and sell interest rate and index futures ("futures contracts") to facilitate trading, increase or decrease the Portfolio's market exposure, seek higher investment returns, or to seek to protect against a decline in the value of the Portfolio's securities or an increase in prices of securities that may be purchased.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from potential inability of the counterparts to meet the terms of their contracts.

Some Portfolios may enter into credit default swaps for hedging purposes to add leverage to its portfolio or gain exposure to a credit in which the Portfolio may otherwise invest. Credit default swaps may involve greater risks than if a fund had invested in the issuer directly. Credit default swaps are subject to general

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  June 30, 2007 (unaudited) continued

market risks, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investments. In addition, if the Portfolio is a seller and credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

Some Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Portfolio expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Portfolio may also enter into these transactions to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risk may exceed the related amounts shown in the Statement of Assets and Liabilities.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2006, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations:

	(AMOUNTS IN THOUSANDS)
AVAILABLE THROUGH DECEMBER 31,	2007	2008	2009	2010	2011	2012	2013	2014	TOTAL
Flexible Income	$941	$1,681	$2,688	$6,782	$6,161	$1,199	$562	$896	$20,910
Utilities	—	—	—	19,991	—	—	—	—	19,991
Dividend Growth	—	—	—	52,375	21,222	—	—	—	73,597
Growth	—	—	12,380	16,400	3,145	60	—	—	31,985
Focus Growth	—	—	144,614	74,785	—	—	—	—	219,399
Capital Opportunities	—	—	23,397	57,567	—	—	—	—	80,964
Developing Growth	—	—	3,385	18,313	—	—	—	—	21,698

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  June 30, 2007 (unaudited) continued

At December 31, 2006, the primary reason(s) for significant temporary book/tax differences were as follows:

TEMPORARY DIFFERENCES
	POST-OCTOBER LOSSES	LOSS DEFERRALS FROM WASH SALES
Flexible Income	•	•
Balanced		•
Utilities		•
Dividend Growth		•
Equally-Weighted S&P 500		•
Growth		•
Focus Growth	•	•
Capital Opportunities		•
Developing Growth		•

Additionally, the following Portfolios had other temporary differences: Flexible Income — interest on bonds in default; Flexible Income and Balanced — capital loss deferrals on straddles; Flexible Income, Balanced and Equally-Weighted S&P 500 — capital gain/loss from the mark-to-market of futures and/or options contracts; Equally-Weighted S&P 500 — tax adjustment on real estate investment trusts (REITs) held by the Portfolio.

7. Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Select Dimensions Investment Series

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME*	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2002	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)
2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)
2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)
2005	1.00	0.03	—	0.03	(0.03)	—	(0.03)
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)
2007 (a)	1.00	0.02	—	0.02	(0.02)	—	(0.02)
CLASS Y SHARES
2002	1.00	0.01	—	0.01	(0.01)	—	(0.01)
2003	1.00	0.00	—	0.00	(0.00)	—	(0.00)
2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)
2007 (a)	1.00	0.02	—	0.02	(0.02)	—	(0.02)
FLEXIBLE INCOME CLASS X SHARES
2002	6.99	0.51	$0.08	0.59	(0.35)	—	(0.35)
2003	7.23	0.34	0.62	0.96	(0.39)	—	(0.39)
2004	7.80	0.38	0.14	0.52	(0.64)	—	(0.64)
2005	7.68	0.38	(0.17)	0.21	(0.54)	—	(0.54)
2006	7.35	0.46	(0.04)	0.42	(0.47)	—	(0.47)
2007 (a)	7.30	0.23	(0.11)	0.12	(0.22)	—	(0.22)
CLASS Y SHARES
2002	6.97	0.48	0.10	0.58	(0.33)	—	(0.33)
2003	7.22	0.32	0.61	0.93	(0.37)	—	(0.37)
2004	7.78	0.36	0.13	0.49	(0.62)	—	(0.62)
2005	7.65	0.36	(0.16)	0.20	(0.52)	—	(0.52)
2006	7.33	0.44	(0.05)	0.39	(0.45)	—	(0.45)
2007 (a)	7.27	0.22	(0.10)	0.12	(0.21)	—	(0.21)
BALANCED CLASS X SHARES
2002	14.62	0.36	(2.02)	(1.66)	(0.38)	—	(0.38)
2003	12.58	0.27	2.19	2.46	(0.33)	—	(0.33)
2004	14.71	0.31	1.28	1.59	(0.35)	—	(0.35)
2005	15.95	0.34	0.95	1.29	(0.36)	—	(0.36)
2006	16.88	0.41	1.60	2.01	(0.44)	$(0.88)	(1.32)
2007 (a)	17.57	0.22	0.75	0.97	(0.24)	(1.42)	(1.66)

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS**
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN†		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2002		$1.00	1.34%		$152,479	0.52%		1.34%		N/A
2003		1.00	0.65		91,730	0.54		0.66		N/A
2004		1.00	0.86		67,945	0.55		0.84		N/A
2005		1.00	2.73		52,030	0.57		2.68		N/A
2006		1.00	4.59		46,731	0.58		4.56		N/A
2007	(a)	1.00	2.41	(1)	40,285	0.58	(2)	4.78	(2)	N/A
CLASS Y SHARES
2002		1.00	1.09		41,006	0.77		1.09		N/A
2003		1.00	0.40		39,183	0.79		0.41		N/A
2004		1.00	0.61		33,468	0.80		0.59		N/A
2005		1.00	2.48		37,010	0.82		2.43		N/A
2006		1.00	4.34		74,239	0.83		4.31		N/A
2007	(a)	1.00	2.29	(1)	80,038	0.83	(2)	4.53	(2)	N/A
FLEXIBLE INCOME CLASS X SHARES
2002		7.23	8.67		54,669	0.50		7.26		115%
2003		7.80	13.54		53,270	0.57		4.49		258
2004		7.68	7.00		43,658	0.69		4.96		201
2005		7.35	2.88		35,755	0.60		5.11		83
2006		7.30	5.76		29,166	0.56		6.30		52
2007	(a)	7.20	1.75	(1)	26,787	0.59	(2)	5.98	(2)	32	(1)
CLASS Y SHARES
2002		7.22	8.59		14,626	0.75		7.01		115
2003		7.78	13.15		20,955	0.82		4.24		258
2004		7.65	6.61		26,927	0.94		4.71		201
2005		7.33	2.62		25,624	0.85		4.86		83
2006		7.27	5.68		25,765	0.81		6.05		52
2007	(a)	7.18	1.63	(1)	25,646	0.84	(2)	5.73	(2)	32	(1)
BALANCED CLASS X SHARES
2002		12.58	(11.49)		84,846	0.66		2.58		161
2003		14.71	19.84		84,151	0.68		2.01		124
2004		15.95	10.93		75,517	0.69		2.04		62
2005		16.88	8.21		64,663	0.70		2.07		55
2006		17.57	12.67		54,204	0.74		2.42		45
2007	(a)	16.88	5.56	(1)	49,961	0.76	(2)	2.49	(2)	36	(1)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME*	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
BALANCED CLASS Y SHARES
2002	$14.59	$0.32	$(2.01)	$(1.69)	$(0.34)	—	$(0.34)
2003	12.56	0.23	2.19	2.42	(0.30)	—	(0.30)
2004	14.68	0.27	1.28	1.55	(0.31)	—	(0.31)
2005	15.92	0.30	0.94	1.24	(0.32)	—	(0.32)
2006	16.84	0.37	1.59	1.96	(0.40)	$(0.88)	(1.28)
2007 (a)	17.52	0.20	0.76	0.96	(0.22)	(1.42)	(1.64)
UTILITIES CLASS X SHARES
2002	17.10	0.47	(3.93)	(3.46)	(0.48)	—	(0.48)
2003	13.16	0.35	2.31	2.66	(0.36)	—	(0.36)
2004	15.46	0.36	3.37	3.73	(0.37)	—	(0.37)
2005	18.82	0.43	2.62	3.05	(0.44)	—	(0.44)
2006	21.43	0.46	3.88	4.34	(0.48)	—	(0.48)
2007 (a)	25.29	0.25	2.85	3.10	(0.25)	—	(0.25)
CLASS Y SHARES
2002	17.09	0.44	(3.93)	(3.49)	(0.45)	—	(0.45)
2003	13.15	0.31	2.31	2.62	(0.32)	—	(0.32)
2004	15.45	0.32	3.37	3.69	(0.33)	—	(0.33)
2005	18.81	0.38	2.62	3.00	(0.39)	—	(0.39)
2006	21.42	0.40	3.87	4.27	(0.42)	—	(0.42)
2007 (a)	25.27	0.21	2.86	3.07	(0.22)	—	(0.22)
DIVIDEND GROWTH CLASS X SHARES
2002	14.71	0.26	(2.88)	(2.62)	(0.26)	—	(0.26)
2003	11.83	0.24	3.00	3.24	(0.24)	—	(0.24)
2004	14.83	0.23	0.99	1.22	(0.24)	—	(0.24)
2005	15.81	0.20	0.67	0.87	(0.20)	—	(0.20)
2006	16.48	0.22	1.62	1.84	(0.23)	—	(0.23)
2007 (a)	18.09	0.11	1.07	1.18	(0.11)	—	(0.11)
CLASS Y SHARES
2002	14.69	0.23	(2.88)	(2.65)	(0.23)	—	(0.23)
2003	11.81	0.20	3.01	3.21	(0.21)	—	(0.21)
2004	14.81	0.20	0.98	1.18	(0.20)	—	(0.20)
2005	15.79	0.16	0.66	0.82	(0.16)	—	(0.16)
2006	16.45	0.18	1.62	1.80	(0.18)	—	(0.18)
2007 (a)	18.07	0.09	1.06	1.15	(0.09)	—	(0.09)

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS**
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN†		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		PORTFOLIO TURNOVER RATE
BALANCED CLASS Y SHARES
2002		$12.56	(11.66)%		$12,327	0.91%		2.33%		161%
2003		14.68	19.51		22,898	0.93		1.76		124
2004		15.92	10.68		27,308	0.94		1.79		62
2005		16.84	7.89		27,970	0.95		1.82		55
2006		17.52	12.37		30,562	0.99		2.17		45
2007	(a)	16.84	5.50	(1)	29,963	1.01	(2)	2.24	(2)	36	(1)
UTILITIES CLASS X SHARES
2002		13.16	(20.37)		66,825	0.70		3.22		77
2003		15.46	20.47		63,728	0.71		2.51		91
2004		18.82	24.44		63,052	0.71		2.19		29
2005		21.43	16.28		59,823	0.72		2.12		38
2006		25.29	20.50		52,892	0.74		2.02		21
2007	(a)	28.14	12.28	(1)	51,168	0.75	(2)	1.81	(2)	4	(1)
CLASS Y SHARES
2002		13.15	(20.58)		10,749	0.95		2.97		77
2003		15.45	20.20		13,440	0.96		2.26		91
2004		18.81	24.15		15,650	0.96		1.94		29
2005		21.42	16.00		16,267	0.97		1.87		38
2006		25.27	20.17		17,495	0.99		1.77		21
2007	(a)	28.12	12.15	(1)	18,644	1.00	(2)	1.55	(2)	4	(1)
DIVIDEND GROWTH CLASS X SHARES
2002		11.83	(17.92)		341,673	0.64		1.89		22
2003		14.83	27.73		356,056	0.66		1.85		42
2004		15.81	8.29		307,093	0.65		1.54		44
2005		16.48	5.57		249,516	0.63		1.26		38
2006		18.09	11.25		201,169	0.67		1.31		115
2007	(a)	19.16	6.57	(1)	180,792	0.67	(2)	1.19	(2)	28	(1)
CLASS Y SHARES
2002		11.81	(18.15)		29,318	0.89		1.64		22
2003		14.81	27.48		51,527	0.91		1.60		42
2004		15.79	8.03		59,314	0.90		1.29		44
2005		16.45	5.32		56,061	0.88		1.01		38
2006		18.07	10.98		54,255	0.92		1.06		115
2007	(a)	19.13	6.38	(1)	53,424	0.92	(2)	0.94	(2)	28	(1)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)*	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
EQUALLY-WEIGHTED S&P 500 CLASS X SHARES
2002	$19.12	$0.19	$(3.22)	$(3.03)	$(0.21)	—	$(0.21)
2003	15.88	0.19	5.59	5.78	(0.21)	$(0.32)	(0.53)
2004	21.13	0.23	3.27	3.50	(0.18)	—	(0.18)
2005	24.45	0.32	1.54	1.86	(0.23)	(0.37)	(0.60)
2006	25.71	0.37	3.45	3.82	(0.34)	(1.44)	(1.78)
2007 (a)	27.75	0.20	2.21	2.41	(0.42)	(2.57)	(2.99)
CLASS Y SHARES
2002	19.05	0.16	(3.22)	(3.06)	(0.20)	—	(0.20)
2003	15.79	0.15	5.56	5.71	(0.19)	(0.32)	(0.51)
2004	20.99	0.18	3.23	3.41	(0.15)	—	(0.15)
2005	24.25	0.26	1.53	1.79	(0.19)	(0.37)	(0.56)
2006	25.48	0.30	3.42	3.72	(0.29)	(1.44)	(1.73)
2007 (a)	27.47	0.16	2.18	2.34	(0.35)	(2.57)	(2.92)
GROWTH CLASS X SHARES
2002	15.48	0.01	(4.32)	(4.31)	—	—	—
2003	11.17	0.03	2.97	3.00	(0.01)	—	(0.01)
2004	14.16	0.05	1.03	1.08	(0.03)	—	(0.03)
2005	15.21	0.01	2.35	2.36	(0.06)	—	(0.06)
2006	17.51	(0.01)	0.70	0.69	—	—	—
2007 (a)	18.20	0.03	1.79	1.82	—	—	—
CLASS Y SHARES
2002	15.42	(0.02)	(4.30)	(4.32)	—	—	—
2003	11.10	(0.01)	2.96	2.95	—	—	—
2004	14.05	0.03	1.01	1.04	(0.01)	—	(0.01)
2005	15.08	(0.03)	2.32	2.29	(0.04)	—	(0.04)
2006	17.33	(0.05)	0.69	0.64	—	—	—
2007 (a)	17.97	—	1.77	1.77	—	—	—
FOCUS GROWTH CLASS X SHARES
2002	14.99	0.04	(3.26)	(3.22)	(0.09)	—	(0.09)
2003	11.68	0.04	2.36	2.40	(0.05)	—	(0.05)
2004	14.03	0.08	1.08	1.16	(0.05)	—	(0.05)
2005	15.14	0.01	2.15	2.16	(0.11)	—	(0.11)
2006	17.19	(0.03)	0.09	0.06	0.00 #	—	0.00 #
2007 (a)	17.25	0.03	1.85	1.88	—	—	0.00

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS**
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN†		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)	PORTFOLIO TURNOVER RATE
EQUALLY-WEIGHTED S&P 500 CLASS X SHARES
2002		$15.88	(15.97)%		$121,065	0.54%		1.09%	8%
2003		21.13	37.14		143,019	0.55		1.11	24
2004		24.45	16.65		142,320	0.50		1.07	20
2005		25.71	7.81		120,117	0.27		1.30	17
2006		27.75	15.69		103,824	0.27		1.40	17
2007	(a)	27.17	8.67	(1)	96,589	0.27	(2)	1.39 (2)	6	(1)
CLASS Y SHARES
2002		15.79	(16.21)		18,843	0.79		0.84	8
2003		20.99	36.87		47,554	0.80		0.86	24
2004		24.25	16.33		80,900	0.75		0.82	20
2005		25.48	7.57		101,156	0.52		1.05	17
2006		27.47	15.34		112,897	0.52		1.15	17
2007	(a)	26.89	8.54	(1)	114,228	0.52	(2)	1.14 (2)	6	(1)
GROWTH CLASS X SHARES
2002		11.17	(27.84)		39,834	0.91		0.08	135
2003		14.16	26.90		40,356	0.93		0.21	128
2004		15.21	7.64		34,038	0.93		0.37	168
2005		17.51	15.55		31,126	0.70		0.05	83
2006		18.20	3.94		23,975	0.71		(0.04)	61
2007	(a)	20.02	10.00	(1)	22,001	0.70	(2)	0.30 (2)	26	(1)
CLASS Y SHARES
2002		11.10	(28.02)		3,520	1.16		(0.17)	135
2003		14.05	26.58		6,850	1.18		(0.04)	128
2004		15.08	7.38		10,934	1.18		0.12	168
2005		17.33	15.21		21,746	0.95		(0.20)	83
2006		17.97	3.75		27,009	0.96		(0.29)	61
2007	(a)	19.74	9.79	(1)	27,937	0.95	(2)	0.05 (2)	26	(1)
FOCUS GROWTH CLASS X SHARES
2002		11.68	(21.56)		274,710	0.66		0.27	309
2003		14.03	20.57		260,230	0.67		0.33	261
2004		15.14	8.29		212,736	0.67		0.60	134
2005		17.19	14.39		186,633	0.67		0.06	73
2006		17.25	0.37		137,081	0.69		(0.15)	98
2007	(a)	19.13	10.90	(1)	128,975	0.70	(2)	0.33 (2)	20	(1)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)*	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
FOCUS GROWTH CLASS Y SHARES
2002	$14.93	$0.01	$(3.25)	$(3.24)	$(0.06)	—	$(0.06)
2003	11.63	0.01	2.34	2.35	(0.02)	—	(0.02)
2004	13.96	0.05	1.06	1.11	(0.02)	—	(0.02)
2005	15.05	(0.03)	2.15	2.12	(0.07)	—	(0.07)
2006	17.10	(0.07)	0.09	0.02	—	—	—
2007 (a)	17.12	0.01	1.83	1.84	—	—	—
CAPITAL OPPORTUNITIES CLASS X SHARES
2002	9.79	(0.05)	(4.24)	(4.29)	—	—	—
2003	5.50	(0.04)	2.33	2.29	—	—	—
2004	7.79	(0.03)	1.79	1.76	—	—	—
2005	9.55	(0.03)	2.19	2.16	—	—	—
2006	11.71	(0.04)	0.95	0.91	—	—	—
2007 (a)	12.62	0.01	1.19	1.20	—	—	—
CLASS Y SHARES
2002	9.75	(0.07)	(4.22)	(4.29)	—	—	—
2003	5.46	(0.05)	2.31	2.26	—	—	—
2004	7.72	(0.05)	1.78	1.73	—	—	—
2005	9.45	(0.06)	2.16	2.10	—	—	—
2006	11.55	(0.07)	0.94	0.87	—	—	—
2007 (a)	12.42	(0.01)	1.17	1.16	—	—	—
GLOBAL EQUITY CLASS X SHARES
2002	12.79	0.04	(2.26)	(2.22)	(0.01)	—	(0.01)
2003	10.56	0.04	3.62	3.66	(0.05)	—	(0.05)
2004	14.17	0.09	1.06	1.15	(0.03)	—	(0.03)
2005	15.29	0.13	1.49	1.62	(0.11)	—	(0.11)
2006	16.80	0.11	3.31	3.42	(0.14)	$(1.31)	(1.45)
2007 (a)	18.77	0.07	1.88	1.95	(0.13)	(2.82)	(2.95)
CLASS Y SHARES
2002	12.75	0.01	(2.26)	(2.25)	—	—	—
2003	10.50	0.01	3.60	3.61	(0.02)	—	(0.02)
2004	14.09	0.06	1.05	1.11	(0.01)	—	(0.01)
2005	15.19	0.09	1.47	1.56	(0.07)	—	(0.07)
2006	16.68	0.06	3.30	3.36	(0.10)	(1.31)	(1.41)
2007 (a)	18.63	0.05	1.90	1.95	(0.13)	(2.82)	(2.95)

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS**
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN†		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
FOCUS GROWTH CLASS Y SHARES
2002		$11.63	(21.73)%		$30,035	0.91%		0.02%		309%
2003		13.96	20.25		46,126	0.92		0.08		261
2004		15.05	7.96		43,269	0.92		0.35		134
2005		17.10	14.16		42,906	0.92		(0.19)		73
2006		17.12	0.12		36,895	0.94		(0.40)		98
2007	(a)	18.96	10.75	(1)	37,212	0.95	(2)	0.08	(2)	20	(1)
CAPITAL OPPORTUNITIES CLASS X SHARES
2002		5.50	(43.82)		22,097	0.90		(0.71)		103
2003		7.79	41.64		25,473	0.87		(0.57)		184
2004		9.55	22.59		25,408	0.90		(0.32)		118
2005		11.71	22.62		24,087	0.89		(0.33)		87
2006		12.62	7.86		19,112	0.90		(0.32)		59
2007	(a)	13.82	9.42	(1)	17,552	0.94	(2)	0.15	(2)	25	(1)
CLASS Y SHARES
2002		5.46	(44.00)		6,537	1.15		(0.96)		103
2003		7.72	41.39		11,302	1.12		(0.82)		184
2004		9.45	22.41		13,980	1.15		(0.57)		118
2005		11.55	22.22		15,897	1.14		(0.58)		87
2006		12.42	7.53		16,127	1.15		(0.57)		59
2007	(a)	13.58	9.34	(1)	17,040	1.19	(2)	(0.10	)(2)	25	(1)
GLOBAL EQUITY CLASS X SHARES
2002		10.56	(17.37)		75,611	1.08		0.35		44
2003		14.17	34.71		83,607	1.08		0.35		72
2004		15.29	8.17		73,290	1.11		0.64		48
2005		16.80	10.64		64,377	1.12		0.83		75
2006		18.77	21.59		60,727	1.05		0.60		42
2007	(a)	17.77	10.43	(1)	58,716	0.98	(2)	0.73	(2)	9	(1)
CLASS Y SHARES
2002		10.50	(17.57)		3,951	1.33		0.10		44
2003		14.09	34.33		7,593	1.33		0.10		72
2004		15.19	7.89		8,399	1.36		0.39		48
2005		16.68	10.32		8,975	1.37		0.58		75
2006		18.63	21.35		10,750	1.30		0.35		42
2007	(a)	17.63	10.27	(1)	11,606	1.23	(2)	0.48	(2)	9	(1)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)*	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
DEVELOPING GROWTH CLASS X SHARES
2002	$16.01	$(0.03)	$(4.41)	$(4.44)	—	—	—
2003	11.57	(0.03)	4.82	4.79	—	—	—
2004	16.36	(0.03)	3.68	3.65	—	—	—
2005	20.01	(0.03)	3.78	3.75	—	—	—
2006	23.76	0.12	2.40	2.52	—	—	—
2007 (a)	26.28	0.13	3.14	3.27	$(0.12)	—	$(0.12)
CLASS Y SHARES
2002	15.95	(0.06)	(4.40)	$(4.46)	—	—	—
2003	11.49	(0.07)	4.80	4.73	—	—	—
2004	16.22	(0.07)	3.64	3.57	—	—	—
2005	19.79	(0.08)	3.72	3.64	—	—	—
2006	23.43	0.05	2.38	2.43	—	—	—
2007 (a)	25.86	0.10	3.07	3.17	(0.04)	—	(0.04)

  (a)  For the six months ended June 30, 2007 (unaudited).

  *  The per share amounts were computed using an average number of shares outstanding during the period.

  **  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  †  Calculated based on the net asset value as of the last business day of the period.

  #  Includes dividends of less than $0.001.

  (1)  Not annualized.

  (2)  Annualized.

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS**
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN†		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)	PORTFOLIO TURNOVER RATE
DEVELOPING GROWTH CLASS X SHARES
2002		$11.57	(27.73)%		$45,892	0.61%		(0.26)%	251%
2003		16.36	41.40		53,996	0.62		(0.20)	193
2004		20.01	22.31		52,359	0.64		(0.19)	135
2005		23.76	18.69		49,116	0.63		(0.15)	102
2006		26.28	10.69		41,466	0.63		0.47	65
2007	(a)	29.43	12.40	(1)	39,802	0.67	(2)	0.96 (2)	32	(1)
CLASS Y SHARES
2002		11.49	(27.96)		2,602	0.86		(0.51)	251
2003		16.22	41.17		6,798	0.87		(0.45)	193
2004		19.79	21.95		8,943	0.89		(0.44)	135
2005		23.43	18.40		10,704	0.88		(0.40)	102
2006		25.86	10.42		10,192	0.88		0.22	65
2007	(a)	28.99	12.27	(1)	10,596	0.92	(2)	0.71 (2)	32	(1)

(This page has been intentionally left blank.)

Trustees
Frank L. Bowman	Joseph J. Kearns

Michael Bozic	Michael F. Klein

Kathleen A. Dennis	Michael E. Nugent

James F. Higgins	W. Allen Reed

Dr. Manuel H. Johnson	Fergus Reid

Officers
Michael E. Nugent Chairperson of the Board

Ronald E. Robison President and Principal Executive Officer

J. David Germany Vice President

Dennis F. Shea Vice President

Amy R. Doberman Vice President

Carsten Otto Chief Compliance Officer

Stefanie V. Chang Yu Vice President

Francis J. Smith Treasurer and Chief Financial Officer

Mary E. Mullin Secretary

Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Trust Harborside Financial Center, Plaza Two Jersey City, New Jersey 07311	Deloitte & Touche LLP Two World Financial Center New York, New York 10281

Legal Counsel	Counsel to the Independent Trustees
Clifford Chance US LLP 31 West 52nd Street New York, New York 10019	Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036

Investment Adviser
Morgan Stanley Investment Advisors Inc. 522 Fifth Avenue New York, New York 10036

The financial statements included herein have been taken from the records of the fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

#40474

SELDIMSAN IU07-02942P-Y06/07

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 9, 2007